UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

Meeder Funds Trust
6125 Memorial Drive
Dublin, OH  43017

Bruce McKibben
c/o Meeder Funds Trust
6125 Memorial Drive
Dublin, OH  43017

Registrant’s telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2016

Date of reporting period: June 30, 2016

Item 1. Report to Stockholders.

MEEDER
INVESTMENT MANAGEMENT

Meeder Funds Semiannual Report

June 30, 2016

TABLE OF CONTENTS

Letter to Shareholders	1
Sector Concentrations & Top 10 Holdings	3
Shareholder Expense Analysis	8
Fund Holdings & Financial Statements	10

LETTER TO SHAREHOLDERS June 30, 2016

Reflections on the first half of 2016

As I reflect on the first half of 2016, I recognize that it’s the All-Star Break in Major League Baseball. Each July, our national pastime brings together the best in the game to put on a great show of skill and talent. It’s also a time for every team in baseball to assess their performance in the first half of the year, make any necessary adjustments, and position themselves for a strong second half. For some teams—those that have had a great first half—they just need to keep doing what they’re doing and ensure their players remain healthy and focused. For many other teams, the work can be challenging. Every team has the objective of making it to the postseason, but it’s not easy.

This pause in the baseball season, and at mid-year, is a welcome break to reflect on all that has taken place in the first half of 2016. From a capital markets perspective, it has been quite a year. In the U.S., the stock market had a volatile first quarter, continuing the downturn that began in late 2015, but rebounded in the latter part of the second quarter to near record new highs by June 30. However, just as in baseball, conditions can vary from ballpark to ballpark. In this case, while U.S. markets showed improving conditions, that wasn’t the case in the United Kingdom where citizens voted to leave the European Union. This outcome was unexpected and had ripple effects across global markets. We saw a flight to quality in both equity and fixed income markets as investors sought safe havens to weather the volatility and uncertainty.

Market uncertainty is clearly a theme that will continue to dominate this year, but we cannot let emotions get in the way of clear thinking and a long- term perspective. Often there are investors that find themselves driven to decisions based on what they see and hear from cable business channels or financial publications. You cannot let emotions get the best of you. Don’t be that baseball fan that watches their home team struggle through early innings and decides to leave the ballpark early, only to find the team surging to victory in the ninth inning. As the late great Yogi Berra said, “It ain’t over ‘til it’s over.” Remember that it is time in the market, not timing, that can produce favorable results over the long term. Noisy headlines will come and go, but you need to maintain a long-term view.

Capital Markets Review

Following their decision to increase interest rates in December 2015, the Federal Reserve has quickly backtracked and agreed to slow their plans for increasing rates for the remainder of 2016. In their April meeting, the Fed confirmed that they would dial back expectations from the proposed four quarter-point hikes, citing risks in global economies. The key event of the quarter was the Brexit vote in the United Kingdom (UK) to leave the European Union (EU). Many forecasters and investors were caught off guard and equity markets sold off sharply. Spain and Italy were down over 10% while U.S. equity markets were down 3%. The UK vote to leave the EU raised uncertainty in the European integration and fears that other European countries, such as Italy and France, may consider leaving the EU as well.

The stock market started the second quarter continuing the trends from the first quarter. It was a risk-on rally from the market bottom in mid-February, with the worst-performing asset classes rebounding the most. Asset classes that were among the worst performers last year, such as emerging market equities and high yield bonds, became top performers. The risk-on trade reversed in June as markets gave back their gains from April and May. For the second quarter, the S&P 500 returned 2.64%, the MSCI EAFE Index of developed markets delivered -1.46%, and the MSCI Emerging Markets Index posted a return of 0.66%.

Economic data and global central bank monetary events appeared to be creating a lot of conflict with the direction of the fixed income markets. Reports on the health of the economy appear to have provided ammunition to support either dovish or hawkish members of the Fed. Members from both sides swayed the markets in late May with their comments on target interest rates. As for the global environment, the topics of Brexit and negative interest rates seemed to dominate the news wires. While news of Brexit caused volatility to spike within equities, fixed income markets benefitted from the news as investors sought a flight to quality. The 10-year Treasury started the second quarter with a yield of 1.90% before rallying and ending the quarter at 1.49%. Fixed income indices have continued to have solid performance. The Barclays High Yield Corporate Index returned 5.52% for the quarter while the more widely held Barclays U.S. Aggregate Bond Index posted a gain of 2.21%.

Performance Review

As for the performance of the Meeder Funds, our team continued to adhere to the disciplined, time- tested, model-driven investment process that has helped us deliver competitive performance over the long term.

The Meeder Muirfield Fund, a tactical allocation fund with the ability to go defensive during volatile periods, maintained an overall Morningstar rating of four stars as of June 30, 2016. Additionally, the Meeder Quantex Fund delivered solid returns for the 1-, 3-, 5-, and 10-year periods. On the fixed income side, I wanted to highlight that the Meeder Total Return Bond Fund celebrated its fifth anniversary on June 30th.

In our defensively managed funds, we began the year with a sizeable defensive position and used the downturn during the first quarter to marginally increase our equity exposure. Our defensive model is comprised of numerous factors spanning trend/technical, interest rate, and fundamental disciplines, which are examined to gauge the risk/reward relationship present in the stock market. Based on the output of our model, we have increased equity exposure since mid-February and reached a fully invested position in May. Breadth and sentiment remain positive factors in our models. Within these funds and portfolios, we also maintain marginal preference for value and remain overweight information technology. From a capitalization perspective, we are neutral relative to the Russell 3000 Index. Our models favor U.S. equity markets over developed international, while we reduced our exposure to emerging markets.

2016 Semiannual Report | June 30, 2016	Page 1

Push for the Postseason

As players and coaches in Major League Baseball prepare for their push to the postseason, we look ahead to the second half of 2016 with cautious optimism and recognition that market uncertainty will continue to be driven by global events and headlines. Concerns remain regarding global economic growth, global monetary policies and the impact of negative interest rates on certain economies, U.S. and global political uncertainty, and terrorism threats here at home and abroad.

As I’ve stated previously, we continue to believe that there is more room to run in this bull market. Market uncertainty and corrections can and will occur. Our investment team will continue to apply our disciplined investment process across all of our funds. We are here to work with you, to listen to your questions, and respond with solutions that can help keep you on track to achieving your investment goals.

On behalf of the entire team at Meeder Investment Management, we thank you for your continued support, trust and confidence in our investment management services.

Robert S. Meeder
President and CEO
Meeder Asset Management, Inc.

The Meeder Muirfield Fund’s Morningstar rating is based on 284 tactical allocation funds as of June 30, 2016. Morningstar rates mutual funds from one to five stars based on how well they’ve performed in comparison to similar funds after adjustment for actual expenses and assuming reinvestment of dividends and capital gains. Within each Morningstar Category, the top 10% of funds receive five stars, the next 22.5% four stars, the middle 35% three stars, the next 22.5% two stars, and the bottom 10% receive one star.

© 2016 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

Sector Concentrations, Top 10 Holdings,
Fund Expense Analysis

June 30, 2016

Global Opportunities Fund*

Sector Concentration#	% of total net assets
Financials	18.0%
Information Technology	6.7%
Energy	5.5%
Consumer Discretionary	4.4%
Healthcare	2.8%
Industrials	2.1%
Consumer Staples	2.1%
Materials	1.8%
Telecommunication Services	1.3%
Utilities	1.2%
Registered Investment Companies	46.2%
Money Market Registered Investment Companies	6.6%
Bank Obligations	0.9%
Other Assets/Liabilities (Net)	0.4%
Total	100%

Top 10 Holdings	% of total net assets
iShares Core MSCI Emerging Markets ETF	16.8%
iShares MSCI EAFE ETF	15.7%
iShares Core MSCI EAFE ETF	8.9%
Oppenheimer International Growth Fund I	2.5%
Goldman Sachs Emerging Markets Equity Insights Fund Intl	2.0%
Exxon Mobil Corp.	1.2%
Amazon.com, Inc.	1.1%
AT&T, Inc.	1.0%
JPMorgan Chase & Co.	0.8%
Chevron Corp.	0.8%

Aggressive Growth Fund*

Sector Concentration#	% of total net assets
Information Technology	15.3%
Financials	12.6%
Healthcare	11.0%
Consumer Discretionary	9.4%
Consumer Staples	8.5%
Industrials	7.2%
Energy	5.3%
Utilities	3.5%
Telecommunication Services	2.3%
Materials	2.0%
Registered Investment Companies	7.2%
Money Market Registered Investment Companies	14.7%
Bank Obligations	1.1%
Other Assets/Liabilities (Net)	(0.1%)
Total	100%

Top 10 Holdings	% of total net assets
Technology Select Sector SPDR® ETF	3.1%
iShares Russell 2000 Value ETF	2.2%
Apple, Inc.	2.2%
iShares MSCI Emerging Markets ETF	2.1%
Alphabet, Inc. A	1.9%
Exxon Mobil Corp.	1.7%
Microsoft Corp.	1.6%
Amazon.com, Inc.	1.5%
Johnson & Johnson	1.4%
Facebook, Inc. A	1.3%

Dividend Opportunities Fund*

Sector Concentration#	% of total net assets
Financials	33.5%
Information Technology	10.8%
Consumer Discretionary	8.0%
Consumer Staples	8.0%
Industrials	5.9%
Telecommunication Services	5.8%
Energy	5.3%
Materials	5.3%
Healthcare	4.5%
Utilities	2.9%
Registered Investment Companies	1.6%
Money Market Registered Investment Companies	7.2%
Bank Obligations	0.6%
Other Assets/Liabilities (Net)	0.6%
Total	100%

Top 10 Holdings	% of total net assets
Johnson & Johnson	3.0%
AT&T, Inc.	2.7%
JPMorgan Chase & Co.	2.4%
Cisco Systems, Inc.	1.9%
Bank of America Corporation	1.8%
Microsoft Corp.	1.8%
Chevron Corp.	1.7%
Exxon Mobil Corp.	1.7%
iShares MSCI Emerging Markets ETF	1.6%
American International Group, Inc.	1.3%

*	The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.
#	Concentrations are subject to change.

Page 4	2016 Semiannual Report | June 30, 2016

Dynamic Growth Fund*

Sector Concentration#	% of total net assets
Information Technology	16.3%
Financials	12.5%
Healthcare	11.6%
Consumer Discretionary	9.8%
Consumer Staples	8.9%
Industrials	7.7%
Energy	5.7%
Utilities	3.5%
Telecommunication Services	2.4%
Materials	1.9%
Registered Investment Companies	4.1%
Money Market Registered Investment Companies	14.1%
Bank Obligations	0.7%
Other Assets/Liabilities (Net)	0.8%
Total	100%

Top 10 Holdings	% of total net assets
Apple, Inc.	2.2%
iShares MSCI Emerging Markets ETF	2.1%
Technology Select Sector SPDR® ETF	2.0%
Alphabet, Inc. A	2.0%
Exxon Mobil Corp.	1.7%
Microsoft Corp.	1.7%
Amazon.com, Inc.	1.5%
Johnson & Johnson	1.5%
Facebook, Inc. A	1.4%
AT&T, Inc.	1.4%

Quantex Fund*

Sector Concentration#	% of total net assets
Consumer Discretionary	24.4%
Industrials	17.6%
Energy	11.9%
Financials	11.2%
Information Technology	10.3%
Materials	8.2%
Utilities	6.1%
Healthcare	4.1%
Consumer Staples	2.1%
Money Market Registered Investment Companies	14.1%
Bank Obligations	1.1%
Other Assets/Liabilities (Net)	(11.1%)
Total	100%

Top 10 Holdings	% of total net assets
Consol Energy, Inc.	1.7%
Joy Global, Inc.	1.4%
ONEOK, Inc.	1.3%
EQT Corp.	1.2%
Cabot Oil & Gas Corp. Class A	1.2%
Murphy Oil Corp.	1.2%
NiSource, Inc.	1.1%
CenterPoint Energy, Inc.	1.1%
The AES Corp.	1.1%
Big Lots, Inc.	1.1%

Balanced Fund*

Sector Concentration#	% of total net assets
Information Technology	9.9%
Financials	7.7%
Healthcare	7.1%
Consumer Discretionary	6.0%
Consumer Staples	5.4%
Industrials	4.7%
Energy	3.4%
Utilities	2.2%
Telecommunication Services	1.4%
Materials	1.2%
Registered Investment Companies	32.1%
Money Market Registered	17.2%
Investment Companies Bank Obligations	0.3%
Other Assets/Liabilities (Net)	1.4%
Total	100%

Top 10 Holdings	% of total net assets
iShares 3-7 Year Treasury Bond ETF	5.0%
iShares 7-10 Year Treasury Bond ETF	4.0%
Prudential Total Return Bond Fund Z	2.9%
Metropolitan West Total Return Bond Fund I	2.8%
DoubleLine Total Return Bond Fund I	2.8%
iShares JPMorgan USD Emerg Markets Bond ETF	1.9%
Baird Core Plus Bond Fund Inst	1.8%
JPMorgan Core Plus Bond Fund Instl	1.8%
Pioneer Bond Fund Y	1.7%
iShares 1-3 Year Treasury Bond ETF	1.6%

*	The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.
#	Concentrations are subject to change.

2016 Semiannual Report | June 30, 2016	Page 5

Muirfield Fund*

Sector Concentration#	% of total net assets
Information Technology	15.0%
Financials	11.9%
Healthcare	11.1%
Consumer Discretionary	9.2%
Consumer Staples	8.6%
Industrials	7.4%
Energy	5.3%
Utilities	3.3%
Telecommunication Services	2.2%
Materials	1.9%
Registered Investment Companies	2.1%
Money Market Registered Investment Companies	20.4%
Bank Obligations	0.2%
Other Assets/Liabilities (Net)	1.4%
Total	100%

Top 10 Holdings	% of total net assets
Apple, Inc.	2.1%
iShares MSCI Emerging Markets ETF	2.1%
Alphabet, Inc. A	1.9%
Exxon Mobil Corp.	1.6%
Microsoft Corp.	1.6%
Amazon.com, Inc.	1.4%
Johnson & Johnson	1.4%
Facebook, Inc. A	1.3%
AT&T, Inc.	1.3%
Berkshire Hathaway, Inc. B	1.3%

Spectrum Fund*

Sector Concentration#	% of total net assets
Long Positions
Financials	17.0%
Information Technology	14.0%
Healthcare	11.3%
Consumer Discretionary	10.1%
Industrials	6.2%
Consumer Staples	5.4%
Energy	4.9%
Materials	3.4%
Utilities	3.4%
Telecommunication Services	1.7%
Registered Investment Companies	1.9%
Money Market Registered Investment Companies	8.0%
Bank Obligations	0.2%
Other Assets/Liabilities (Net)	40.1%
127.6%

Short Positions
Financials	(7.8%)
Healthcare	(4.7%)
Consumer Discretionary	(4.7%)
Information Technology	(4.4%)
Industrials	(2.5%)
Energy	(1.5%)
Materials	(0.9%)
Consumer Staples	(0.4%)
Telecommunication Services	(0.4%)
Utilities	(0.3%)
(27.6%)
Total	100%

Top 10 Holdings	% of total net assets
iShares MSCI Emerging Markets ETF	3.3%
American International Group, Inc.	1.9%
AT&T, Inc.	1.8%
Prudential Financial, Inc.	1.8%
Amazon.com, Inc.	1.8%
NiSource, Inc.	1.7%
Alphabet, Inc. A	1.6%
Apple, Inc.	1.6%
General Motors Co.	1.6%
Exxon Mobil Corp.	1.5%

*	The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.
#	Concentrations are subject to change.

Page 6	2016 Semiannual Report | June 30, 2016

Miller/Howard Infrastructure Fund

Sector Concentration#	% of total net assets
Telecommunication Services	31.1%
Utility Services	20.1%
Natural Gas Distribution	15.1%
Electric Utility	14.5%
Pipelines	14.2%
Water Utility	4.4%
Money Market Registered Investment Companies	1.4%
Other Assets/Liabilities (Net)	(0.8%)
Total	100%

Top 10 Holdings	% of total net assets
Macquarie Infrastructure Corp.	4.9%
Kinder Morgan, Inc.	4.5%
Avangrid, Inc.	4.4%
Qualcomm, Inc.	4.3%
OGE Energy Corp.	4.3%
Targa Resources Corp.	4.2%
American Tower Corp.	4.1%
Enterprise Products Partners LP	3.6%
National Grid Plc	3.6%
United Parcel Service	3.5%

Total Return Bond Fund**

Sector Concentration#	% of total net assets
Registered Investment Companies	96.4%
Money Market Registered Investment Companies	3.8%
Bank Obligations	0.3%
Other Assets/Liabilities (Net)	(0.5%)
Total	100%

Top 10 Holdings	% of total net assets
iShares 3-7 Year Treasury Bond ETF	15.3%
iShares 7-10 Year Treasury Bond ETF	12.6%
iShares JPMorgan USD Emerg Markets Bond ETF	11.8%
Prudential Total Return Bond Fund Z	6.8%
Metropolitan West Total Return Bond Fund I	6.7%
DoubleLine Total Return Bond Fund I	6.7%
Lord Abbett High Yield Fund I	5.2%
iShares 1-3 Year Treasury Bond ETF	4.9%
iShares iBoxx $ High Yield Corporate Bd ETF	4.9%
TCW Emerging Markets Income Fund I	4.3%

Money Market Fund

Sector Concentration#	% of total net assets
Repurchase Agreements	34.2%
Money Market Registered Investment Companies	24.4%
Commercial Paper	15.4%
Corporate Obligations	9.0%
U.S. Government Agency Obligations	5.9%
Bank Obligations	5.6%
Certificates of Deposit	5.5%
Total	100%

Top 10 Holdings	% of total net assets
Fidelity Prime Institutional Money Market, 0.48%	24.4%
South Street Repo, 0.55%, 7/1/2016	21.4%
Caterpillar Financial Power Investment Floating Rate Demand Note, 0.45%	6.4%
INTL FCStone Repo, 0.48%, 7/5/2016	4.3%
INTL FCStone Repo, 0.46%, 7/6/2016	4.3%
INTL FCStone Repo, 0.45%, 7/7/2016	4.3%
Credit Agricole, 0.91%, 12/27/16	1.0%
Canadian Imperial Holdings, 0.97%, 12/16/16	0.9%
Springside Corp. Exchange Partners I LLC, 0.66%, 7/7/16	0.7%
Royal Bank of Canada/New York, NY, 0.88%, 7/14/16	0.6%

#	Concentrations are subject to change.
*	The Fund has invested in stock index futures contracts in order to equitize cash balances held in the Fund.
**	The Fund primarily invests in underlying mutual funds. The sector concentration percentages are reflected on a “look through” basis.

2016 Semiannual Report | June 30, 2016	Page 7

Shareholder Expense Analysis (Unaudited)

Shareholders of mutual funds pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees) and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below provides information on actual and hypothetical account values. The examples shown are based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from December 31, 2015 to June 30, 2016.

ACTUAL EXPENSES: You may use actual account values and actual expenses, along with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g.: an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES: Hypothetical account values and hypothetical expenses are based on the Funds’ actual expense ratios and assume rates of return of 5% per year before expenses, which are not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Beginning Account Value (12/31/15)	Ending Account Value (6/30/16)	Expenses Paid During Period[1] (12/31/15 - 6/30/16)	Expense Ratio[2] (Annualized)
Muirfield Fund	Actual	$1,000.00	$998.50	$6.71	1.35%
Hypothetical		1,000.00	1,018.15	6.77	1.35%
Miller/Howard Infrastructure Fund	Actual	1,000.00	1,165.30	11.57	2.15%
Hypothetical		1,000.00	1,014.17	10.77	2.15%
Quantex Fund	Actual	1,000.00	1,086.20	7.99	1.54%
Hypothetical		1,000.00	1,017.21	7.72	1.54%
Dynamic Growth Fund	Actual	1,000.00	994.70	6.89	1.39%
Hypothetical		1,000.00	1,017.95	6.97	1.39%
Aggressive Growth Fund	Actual	1,000.00	988.60	7.86	1.59%
Hypothetical		1,000.00	1,016.96	7.97	1.59%
Balanced Fund	Actual	1,000.00	1,011.60	7.30	1.46%
Hypothetical		1,000.00	1,017.60	7.32	1.46%
Global Opportunities Fund	Actual	1,000.00	988.20	6.82	1.38%
Hypothetical		1,000.00	1,018.00	6.92	1.38%
Spectrum Fund	Actual	1,000.00	999.00	9.64	1.94%
Hypothetical		1,000.00	1,015.22	9.72	1.94%
Dividend Opportunities Fund	Actual	1,000.00	1,036.00	8.10	1.60%
Hypothetical		1,000.00	1,016.91	8.02	1.60%
Total Return Bond Fund	Actual	1,000.00	1,047.50	5.04	0.99%
Hypothetical		1,000.00	1,019.94	4.97	0.99%
Money Market Fund - Retail Class	Actual	1,000.00	1,001.30	1.24	0.25%
Hypothetical		1,000.00	1,023.62	1.26	0.25%
Money Market Fund - Institutional Class	Actual	1,000.00	1,001.70	0.90	0.18%
Hypothetical		1,000.00	1,023.97	0.91	0.18%

Please note that the expenses shown in the table above are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

[1]	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period by 182/366 (to reflect the total number of days in the six-month period).
[2]	Does not include the effects of acquired fund fees and expenses.

Page 8	2016 Semiannual Report | June 30, 2016

Disclosures

Investment Risks, Performance and Fees

Past performance is not a guarantee of future results. Investing in securities involves inherent risks, including the risk that you can lose the value of your investment. There is no assurance that the investment process will lead to successful results. Investments in foreign securities may entail unique and additional risks including political, market and currency risks. Returns for periods of one year and greater are annualized. All performance figures represent total returns and average annual total returns or current and effective yields for the periods ended June 30, 2016. Investment performance assumes reinvestment of all dividend and capital gain distributions. Current performance may be lower or higher than the performance data quoted.

Opinions and forecasts regarding sectors, industries, companies, countries and/or themes, portfolio composition and holdings as of June 30, 2016 are all subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security, industry, or sector.

Management fees and/or expenses were waived and/or reimbursed in Meeder Funds to reduce expenses. For the Quantex Fund, the advisor has contractually agreed to waive fees and/or to reimburse expenses until April 30, 2017, unless sooner terminated at the sole discretion of the Funds’ Board of Trustees. This is not an offer to purchase securities. Investors are advised to consider the investment objectives, risks, charges and expenses of the Meeder Funds, as well as current Fund performance information, carefully before investing. The Meeder Funds prospectus contains this and other information about the Funds and should be read carefully before investing. To request or receive a copy of the Meeder Funds prospectus, contact Shareholder Services at 800.325.3539 or visit www.meederfunds.com.

To obtain the most current 7-day yields for the Money Market Fund, call Meeder Funds Shareholder Services Department toll free at (800) 325-3539 or (614) 760-2159. Investments in the Money Market Fund (either class) are not a bank deposit and are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Fund (either class.)

Meeder Funds are distributed by Adviser Dealer Services, Inc. Member FINRA

2016 Semiannual Report | June 30, 2016	Page 9

2016 Semiannual Report
Fund Holdings & Financial Statements

Schedule of Investments
June 30, 2016 (unaudited)

Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 75.9%
Consumer Discretionary — 9.2%
Abercrombie & Fitch Co.	6,664	118,686
Amazon.com, Inc. (2)	7,485	5,356,416
Best Buy Co., Inc.	12,535	383,571
Cable One, Inc.	168	85,917
Carnival Corp.	16,296	720,283
Carter's, Inc.	693	73,784
CBS Corp.	6,067	330,287
Children's Place, Inc./The	1,095	87,797
Coach, Inc.	7,858	320,135
Comcast Corp.	36,163	2,357,466
Darden Restaurants, Inc.	3,807	241,135
Discovery Communications, Inc. (2)	5,721	144,341
Dollar General Corp.	7,181	675,014
Dollar Tree, Inc. (2)	1,851	174,438
DR Horton, Inc.	12,921	406,753
Equifax, Inc.	1,188	152,539
Expedia, Inc.	1,057	112,359
Express, Inc. (2)	6,489	94,155
Ford Motor Co.	82,143	1,032,538
GameStop Corp. (4)	2,792	74,211
Garmin, Ltd. (4)	1,730	73,387
General Motors Co.	40,589	1,148,669
Genesco, Inc. (2)	2,349	151,064
Genuine Parts Co.	3,186	322,583
Goodyear Tire & Rubber Co./The	4,890	125,477
Hasbro, Inc.	3,974	333,776
Home Depot, Inc./The	21,860	2,791,303
International Game Technology PLC	5,438	101,908
Interpublic Group of Cos., Inc./The	3,130	72,303
Kohl's Corp.	3,881	147,168
Lear Corp.	1,984	201,892
Leggett & Platt, Inc.	1,455	74,365
Lowe's Cos., Inc.	17,895	1,416,747
Madison Square Garden Co./The (2)	776	133,868
Mattel, Inc.	6,101	190,900
McDonald's Corp.	15,282	1,839,036
MDC Holdings, Inc.	16,760	407,938
Meredith Corp.	1,609	83,523
Mohawk Industries, Inc. (2)	1,210	229,610
Netflix, Inc. (2)	5,986	547,599
News Corp.	35,980	408,373
NIKE, Inc.	24,860	1,372,272
NVR, Inc. (2)	81	144,208
O'Reilly Automotive, Inc. (2)	511	138,532
Pool Corp.	806	75,788
Priceline Group, Inc./The (2)	740	923,823
PVH Corp.	1,094	103,088
Ross Stores, Inc.	6,922	392,408
Royal Caribbean Cruises, Ltd.	2,272	152,565
Staples, Inc.	20,168	173,848
Starbucks Corp.	18,634	1,064,374
Target Corp.	10,361	723,405
Thor Industries, Inc.	2,993	193,767
Time Warner, Inc.	12,309	905,204
TJX Cos., Inc./The	11,774	909,306
Tractor Supply Co.	1,929	175,886
Twenty-First Century Fox, Inc.	19,672	532,128
Ulta Salon Cosmetics & Fragrance, Inc. (2)	327	79,670
Urban Outfitters, Inc. (2)	3,432	94,380
Viacom, Inc.	2,229	92,437
Vista Outdoor, Inc. (2)	2,613	124,718
Walt Disney Co./The	24,130	2,360,397
Whirlpool Corp.	1,195	199,135
Yum! Brands, Inc.	5,993	496,940
(Cost $34,698,023)		35,171,593

Consumer Staples — 8.6%
Altria Group, Inc.	30,493	2,102,797
Archer-Daniels-Midland Co.	14,125	605,821
Bunge, Ltd.	2,585	152,903
Casey's General Stores, Inc.	607	79,827
Clorox Co./The	2,908	402,438
Coca-Cola Co./The	55,956	2,536,485
Colgate-Palmolive Co.	6,339	464,015
ConAgra Foods, Inc.	3,882	185,598
Constellation Brands, Inc.	2,052	339,401
Costco Wholesale Corp.	4,702	738,402
Coty, Inc. (4)	10,369	269,490
CVS Health Corp.	16,922	1,620,112
Darling Ingredients, Inc. (2)	7,129	106,222
Dr Pepper Snapple Group, Inc.	4,956	478,898
Estee Lauder Cos., Inc./The	5,521	502,521
General Mills, Inc.	3,827	272,942
Hormel Foods Corp.	4,106	150,280
Ingredion, Inc.	1,437	185,962
JM Smucker Co./The	2,209	336,674
Kimberly-Clark Corp.	3,501	481,317
Kraft Heinz Co./The	20,376	1,802,868
Kroger Co./The	10,680	392,917
McCormick & Co., Inc./MD	850	90,670
Mead Johnson Nutrition Co.	2,000	181,500
Molson Coors Brewing Co.	4,963	501,908
Mondelez International, Inc.	28,768	1,309,232

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 11

Schedule of Investments
June 30, 2016 (unaudited)

Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Monster Beverage Corp. (2)	1,913	307,438
PepsiCo, Inc.	17,248	1,827,253
Philip Morris International, Inc.	21,744	2,211,800
Procter & Gamble Co./The	36,840	3,119,243
Reynolds American, Inc.	24,769	1,335,792
Rite Aid Corp. (2)	191,756	1,436,252
Sanderson Farms, Inc. (4)	875	75,810
Sysco Corp.	15,235	773,024
Tyson Foods, Inc.	9,049	604,383
Walgreens Boots Alliance, Inc.	14,726	1,226,234
Wal-Mart Stores, Inc.	50,880	3,715,258
(Cost $30,889,761)		32,923,687

Energy — 5.3%
Anadarko Petroleum Corp.	7,090	377,543
Apache Corp.	4,814	267,995
Atwood Oceanics, Inc. (4)	5,972	74,769
Baker Hughes, Inc.	6,322	285,312
Cabot Oil & Gas Corp.	4,838	124,530
Chesapeake Energy Corp. (4)	1,160	4,965
Chevron Corp.	32,087	3,363,680
Concho Resources, Inc. (2)	609	72,635
ConocoPhillips	17,750	773,900
CONSOL Energy, Inc. (4)	5,317	85,551
Diamond Offshore Drilling, Inc. (4)	6,632	161,357
EOG Resources, Inc.	7,982	665,858
EQT Corp.	1,502	116,300
Exxon Mobil Corp.	65,415	6,132,002
Halliburton Co.	10,333	467,982
Helmerich & Payne, Inc. (4)	1,396	93,713
Hess Corp.	7,470	448,947
HollyFrontier Corp.	2,796	66,461
Kinder Morgan, Inc./DE	31,541	590,448
Marathon Oil Corp.	15,860	238,059
Marathon Petroleum Corp.	8,445	320,572
National Oilwell Varco, Inc.	6,651	223,806
Noble Corp. plc (4)	14,176	116,810
Noble Energy, Inc.	5,118	183,583
Occidental Petroleum Corp.	9,995	755,222
ONEOK, Inc.	2,331	110,606
Parsley Energy, Inc. (2)	4,317	116,818
Phillips 66	7,901	626,865
Pioneer Natural Resources Co.	2,385	360,636
QEP Resources, Inc.	3,965	69,903
Range Resources Corp.	1,973	85,115
Rowan Cos. Plc	12,536	221,386
Schlumberger, Ltd.	18,194	1,438,782
Spectra Energy Corp.	5,732	209,963
Tesoro Corp.	2,142	160,479
Valero Energy Corp.	11,807	602,157
World Fuel Services Corp.	2,257	107,185
WPX Energy, Inc. (2)	7,896	73,512
(Cost $18,415,187)		20,195,407

Financials — 11.9%
Aflac, Inc.	9,223	665,532
Alleghany Corp. (2)	165	90,681
Allied World Assurance Co. Holdings AG	7,092	249,213
Allstate Corp./The	8,770	613,462
Ally Financial, Inc.	5,975	101,993
American International Group, Inc.	25,562	1,351,974
American Tower Corp. (3)	3,811	432,968
Assurant, Inc.	845	72,932
Assured Guaranty, Ltd.	5,824	147,755
Axis Capital Holdings, Ltd.	6,877	378,235
Bank of America Corp.	206,349	2,738,251
Bank of New York Mellon Corp./The	27,006	1,049,183
BB&T Corp.	7,891	280,999
Berkshire Hathaway, Inc. (2)	32,695	4,733,909
BlackRock, Inc.	977	334,652
Capital One Financial Corp.	26,997	1,714,579
Chubb, Ltd.	9,827	1,284,487
Cincinnati Financial Corp.	2,144	160,564
CIT Group, Inc.	2,904	92,667
Citigroup, Inc.	53,482	2,267,102
Citizens Financial Group, Inc.	9,052	180,859
CME Group, Inc./IL	5,052	492,065
CNO Financial Group, Inc.	2,117	36,963
Comerica, Inc.	4,229	173,939
CoreSite Realty Corp. (3)	622	55,165
Crown Castle International Corp. (3)	2,770	280,961
CyrusOne, Inc. (3)	1,545	85,995
Discover Financial Services	3,898	208,894
DuPont Fabros Technology, Inc. (3)	2,792	132,732
E*TRADE Financial Corp. (2)	3,159	74,205
Education Realty Trust, Inc. (3)	1,242	57,306
Endurance Specialty Holdings, Ltd.	5,843	392,416
Equinix, Inc. (3)	1,310	507,926
Equity Residential (3)	3,806	262,157
Everest Re Group, Ltd.	1,626	297,021
Fifth Third Bancorp	27,721	487,612
General Growth Properties, Inc. (3)	10,955	326,678
Goldman Sachs Group, Inc./The	5,578	828,779
Great Western Bancorp, Inc.	1,263	39,835

The accompanying notes are an integral part of these financial statements.

Page 12	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Hancock Holding Co.	2,843	74,231
Hanover Insurance Group, Inc./The	3,043	257,499
Hartford Financial Services Group, Inc./The	7,278	322,998
Hospitality Properties Trust (3)	266	7,661
IBERIABANK Corp.	1,498	89,476
Intercontinental Exchange, Inc.	832	212,959
JPMorgan Chase & Co.	71,623	4,450,653
KeyCorp	32,775	362,164
Kimco Realty Corp. (3)	2,951	92,602
Leucadia National Corp.	4,337	75,160
Lincoln National Corp.	9,272	359,475
Loews Corp.	11,275	463,290
MetLife, Inc.	22,056	878,490
Morgan Stanley	41,972	1,090,433
Nasdaq, Inc.	2,639	170,664
Navient Corp.	18,493	220,991
Old Republic International Corp.	22,374	431,594
PNC Financial Services Group, Inc./The	6,648	541,081
Popular, Inc.	4,868	142,632
Progressive Corp./The	2,251	75,409
Prologis, Inc. (3)	8,226	403,403
Prudential Financial, Inc.	11,834	844,238
Public Storage (3)	2,216	566,387
Regions Financial Corp.	77,702	661,244
Reinsurance Group of America, Inc.	11,385	1,104,231
RenaissanceRe Holdings, Ltd.	1,629	191,310
S&P Global, Inc.	692	74,224
Senior Housing Properties Trust (3)	6,892	143,560
STORE Capital Corp. (3)	4,024	118,507
SunTrust Banks, Inc.	12,895	529,727
Travelers Cos., Inc./The	10,506	1,250,634
Unum Group	7,496	238,298
US Bancorp	18,152	732,070
Validus Holdings, Ltd.	14,171	688,569
Ventas, Inc. (3)	3,237	235,718
Voya Financial, Inc.	4,270	105,725
Wells Fargo & Co.	53,189	2,517,435
Welltower, Inc. (3)	4,897	373,004
White Mountains Insurance Group, Ltd.	141	118,722
XL Group PLC	14,762	491,722
Zions Bancorporation	4,783	120,197
(Cost $45,959,803)		45,511,033

Healthcare — 11.1%
Abbott Laboratories	18,017	708,248
AbbVie, Inc.	23,969	1,483,921
Aetna, Inc.	16,642	2,032,487
Agilent Technologies, Inc.	10,293	456,597
Alexion Pharmaceuticals, Inc. (2)	3,424	399,786
Allergan plc (2)	6,037	1,395,090
Amgen, Inc.	11,542	1,756,115
Anthem, Inc.	12,161	1,597,226
Baxter International, Inc.	11,837	535,269
Becton Dickinson and Co.	3,224	546,758
Biogen, Inc. (2)	3,256	787,366
Bio-Rad Laboratories, Inc. (2)	896	128,146
Boston Scientific Corp. (2)	31,231	729,868
Bristol-Myers Squibb Co.	24,268	1,784,911
Bruker Corp.	3,995	90,846
Cambrex Corp. (2)	1,389	71,853
Cardinal Health, Inc.	2,175	169,672
Celgene Corp. (2)	12,298	1,212,952
Charles River Laboratories International, Inc. (2)	1,400	115,416
Cigna Corp.	10,032	1,283,996
CR Bard, Inc.	1,295	304,532
DENTSPLY SIRONA, Inc.	6,386	396,187
Edwards Lifesciences Corp. (2)	4,492	447,987
Eli Lilly & Co.	15,430	1,215,113
Emergent BioSolutions, Inc. (2)	3,527	99,179
Express Scripts Holding Co. (2)	7,661	580,704
Gilead Sciences, Inc.	17,641	1,471,612
Henry Schein, Inc. (2)	955	168,844
INC Research Holdings, Inc. (2)	1,930	73,591
Intuitive Surgical, Inc. (2)	952	629,662
Johnson & Johnson	43,340	5,257,142
Laboratory Corp of America Holdings (2)	1,357	176,776
Masimo Corp. (2)	2,935	154,132
McKesson Corp.	2,968	553,977
Medivation, Inc. (2)	1,223	73,747
Medtronic PLC	21,067	1,827,984
Merck & Co., Inc.	42,218	2,432,179
Mettler-Toledo International, Inc. (2)	197	71,889
Mylan NV (2)	1,891	81,767
PerkinElmer, Inc.	3,926	205,801
Pfizer, Inc.	97,826	3,444,453
PRA Health Sciences, Inc. (2)	1,714	71,577
Quest Diagnostics, Inc.	5,112	416,168
Shire PLC	876	161,254
Stryker Corp.	3,810	456,552
Teleflex, Inc.	794	140,784
Thermo Fisher Scientific, Inc.	6,923	1,022,942
UnitedHealth Group, Inc.	13,338	1,883,326
Universal Health Services, Inc.	2,300	308,430

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 13

Schedule of Investments
June 30, 2016 (unaudited)

Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
VCA, Inc. (2)	2,556	172,811
VWR Corp. (2)	4,696	135,714
Waters Corp. (2)	530	74,545
Zimmer Biomet Holdings, Inc.	3,083	371,132
Zoetis, Inc.	2,099	99,619
(Cost $40,375,979)		42,268,635

Industrials — 7.4%
3M Co.	9,661	1,691,834
Acuity Brands, Inc.	290	71,908
AGCO Corp.	3,741	176,313
Air Lease Corp.	2,773	74,261
AO Smith Corp.	1,810	159,479
Atlas Air Worldwide Holdings, Inc. (2)	1,810	74,970
Beacon Roofing Supply, Inc. (2)	1,723	78,345
Boeing Co./The	9,223	1,197,791
BWX Technologies, Inc.	4,292	153,525
Carlisle Cos., Inc.	1,509	159,471
CH Robinson Worldwide, Inc.	3,534	262,400
CSX Corp.	11,304	294,808
Cummins, Inc.	2,379	267,495
Curtiss-Wright Corp.	2,608	219,724
Danaher Corp.	13,939	1,407,839
Delta Air Lines, Inc.	8,723	317,779
Dover Corp.	2,457	170,319
Eaton Corp. PLC	10,770	643,292
Emerson Electric Co.	6,415	334,606
FedEx Corp.	4,823	732,035
General Dynamics Corp.	3,784	526,884
General Electric Co.	147,129	4,631,621
Hawaiian Holdings, Inc. (2)	1,862	70,682
HD Supply Holdings, Inc. (2)	7,497	261,046
Honeywell International, Inc.	11,297	1,314,067
Huntington Ingalls Industries, Inc.	950	159,629
Illinois Tool Works, Inc.	4,659	485,281
Ingersoll-Rand PLC	7,974	507,784
Jacobs Engineering Group, Inc. (2)	15,134	753,825
Kansas City Southern	822	74,054
KLX, Inc. (2)	2,182	67,642
L-3 Communications Holdings, Inc.	3,519	516,202
Lockheed Martin Corp.	2,785	691,153
ManpowerGroup, Inc.	2,500	160,850
Masco Corp.	7,378	228,275
MSC Industrial Direct Co., Inc.	1,227	86,577
Norfolk Southern Corp.	5,160	439,271
Northrop Grumman Corp.	5,462	1,214,093
Oshkosh Corp.	2,304	109,924
Owens Corning	3,883	200,052
Quanta Services, Inc. (2)	14,616	337,922
Raytheon Co.	5,275	717,136
Republic Services, Inc.	10,853	556,867
Ryder System, Inc.	2,114	129,250
Snap-on, Inc.	936	147,720
Southwest Airlines Co.	9,968	390,845
Spirit AeroSystems Holdings, Inc. (2)	193	8,299
Stanley Black & Decker, Inc.	6,441	716,368
Terex Corp.	4,376	88,877
Textron, Inc.	2,035	74,400
Timken Co./The	3,385	103,784
Toro Co./The	2,644	233,201
TransUnion (2)	1,441	48,187
Trinity Industries, Inc.	3,960	73,537
Tutor Perini Corp. (2)	933	21,972
Union Pacific Corp.	8,541	745,202
United Continental Holdings, Inc. (2)	2,517	103,298
United Parcel Service, Inc.	3,907	420,862
United Technologies Corp.	10,979	1,125,896
USG Corp. (2)	2,803	75,569
Wabash National Corp. (2)	7,445	94,552
Waste Management, Inc.	5,458	361,702
Watsco, Inc.	723	101,719
WESCO International, Inc. (2)	2,258	116,264
Xylem, Inc./NY	6,614	295,315
(Cost $27,100,886		28,075,850

Information Technology — 15.0%
Accenture PLC	13,871	1,571,446
Activision Blizzard, Inc.	15,312	606,815
Adobe Systems, Inc. (2)	8,003	766,607
Alphabet, Inc. (2)	9,908	6,970,575
Analog Devices, Inc.	1,928	109,202
Apple, Inc.	83,406	7,973,614
Applied Materials, Inc.	26,682	639,568
Arrow Electronics, Inc. (2)	5,122	317,052
Autodesk, Inc. (2)	1,365	73,901
Automatic Data Processing, Inc.	1,906	175,104
Avnet, Inc.	15,060	610,081
Broadcom, Ltd.	3,688	573,115
Broadridge Financial Solutions, Inc.	1,122	73,154
Brocade Communications Systems, Inc.	8,128	74,615
CA, Inc.	17,425	572,063
CACI International, Inc. (2)	822	74,317
Cadence Design Systems, Inc. (2)	4,190	101,817
Cisco Systems, Inc.	87,998	2,524,663

The accompanying notes are an integral part of these financial statements.

Page 14	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Citrix Systems, Inc. (2)	5,603	448,744
Cognizant Technology Solutions Corp. (2)	7,571	433,364
Coherent, Inc. (2)	3,396	311,685
Computer Sciences Corp.	6,875	341,344
Corning, Inc.	30,891	632,648
eBay, Inc. (2)	14,417	337,502
Electronic Arts, Inc. (2)	6,044	457,893
Facebook, Inc. (2)	43,474	4,968,209
Fidelity National Information Services, Inc.	5,942	437,807
First Solar, Inc. (2)	2,879	139,574
Fiserv, Inc. (2)	1,707	185,602
FLIR Systems, Inc.	2,366	73,228
Genpact, Ltd. (2)	4,130	110,849
Global Payments, Inc.	1,511	107,855
Hewlett Packard Enterprise Co.	28,900	528,003
HP, Inc.	11,355	142,505
Integrated Device Technology, Inc. (2)	3,563	71,723
Intel Corp.	78,461	2,573,521
International Business Machines Corp.	14,028	2,129,170
Intersil Corp.	3,898	52,779
Intuit, Inc.	2,864	319,651
Jabil Circuit, Inc.	3,996	73,806
Juniper Networks, Inc.	9,412	211,676
Lumentum Holdings, Inc. (2)	213	5,155
MasterCard, Inc.	12,259	1,079,528
Maxim Integrated Products, Inc.	2,041	72,843
MaxLinear, Inc. (2)	1,092	19,634
Micron Technology, Inc. (2)	11,913	163,923
Microsoft Corp.	115,324	5,901,129
Motorola Solutions, Inc.	1,103	72,765
NVIDIA Corp.	15,866	745,861
Oracle Corp.	58,600	2,398,498
PayPal Holdings, Inc. (2)	15,607	569,812
QLogic Corp. (2)	7,661	112,923
QUALCOMM, Inc.	21,058	1,128,077
salesforce.com, Inc. (2)	8,424	668,950
Sanmina Corp. (2)	4,565	122,388
Skyworks Solutions, Inc.	3,795	240,148
Symantec Corp.	6,639	136,365
Synopsys, Inc. (2)	2,002	108,268
Tech Data Corp. (2)	1,021	73,359
Teradyne, Inc.	6,788	133,656
Texas Instruments, Inc.	18,623	1,166,731
Total System Services, Inc.	3,908	207,554
Visa, Inc.	32,804	2,433,073
Western Digital Corp.	3,322	156,998
Xerox Corp.	31,776	301,554
Xilinx, Inc.	1,905	87,878
Yahoo!, Inc. (2)	16,395	615,796
(Cost $57,887,474)		57,619,713

Materials — 1.9%
Air Products & Chemicals, Inc.	2,140	303,966
Albemarle Corp.	2,464	195,420
Alcoa, Inc.	14,309	132,644
Avery Dennison Corp.	6,005	448,874
Celanese Corp.	1,122	73,435
Commercial Metals Co.	8,451	142,822
Domtar Corp.	22,621	791,961
Eastman Chemical Co.	1,830	124,257
International Flavors & Fragrances, Inc.	695	87,619
LyondellBasell Industries NV	6,299	468,772
Martin Marietta Materials, Inc.	1,565	300,480
Monsanto Co.	6,157	636,695
Mosaic Co./The	8,736	228,708
Newmont Mining Corp.	11,203	438,261
Nucor Corp.	9,530	470,877
PPG Industries, Inc.	1,419	147,789
Reliance Steel & Aluminum Co.	2,643	203,247
Royal Gold, Inc.	1,091	78,574
Sherwin-Williams Co./The	1,621	476,039
Sonoco Products Co.	1,745	86,657
Steel Dynamics, Inc.	9,732	238,434
Trinseo SA	5,912	253,802
Vulcan Materials Co.	4,154	499,975
WestRock Co.	5,856	227,623
Worthington Industries, Inc.	1,487	62,900
(Cost $7,120,807)		7,119,831

Telecommunication Services — 2.2%
AT&T, Inc.	111,768	4,829,495
CenturyLink, Inc.	13,196	382,816
Level 3 Communications, Inc. (2)(3)	5,286	272,176
Verizon Communications, Inc.	54,481	3,042,219
(Cost $7,711,183)		8,526,706

Utilities — 3.3%
AES Corp./VA	15,561	194,201
Ameren Corp.	7,507	402,225
American Electric Power Co., Inc.	18,288	1,281,805
American Water Works Co., Inc.	3,131	264,601
Atmos Energy Corp.	1,259	102,382
Consolidated Edison, Inc.	9,235	742,863
DTE Energy Co.	3,273	324,420

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 15

Schedule of Investments
June 30, 2016 (unaudited)

Muirfield Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Duke Energy Corp.	9,938	852,580
Edison International	6,545	508,350
Entergy Corp.	7,123	579,456
Exelon Corp.	24,037	873,985
FirstEnergy Corp.	14,636	510,943
Fluor Corp.	3,250	160,160
Great Plains Energy, Inc.	12,143	369,147
NextEra Energy, Inc.	5,023	654,999
NiSource, Inc.	22,538	597,708
PG&E Corp.	9,525	608,838
Pinnacle West Capital Corp.	10,626	861,344
Portland General Electric Co.	1,697	74,872
PPL Corp.	9,447	356,624
Public Service Enterprise Group, Inc.	16,724	779,506
SCANA Corp.	5,546	419,610
Southern Co./The	9,990	535,764
UGI Corp.	1,640	74,210
Westar Energy, Inc.	4,030	226,043
Xcel Energy, Inc.	8,402	376,242
(Cost $11,907,833)		12,732,878

Total Common Stocks (Cost $282,066,936)		290,145,333

Registered Investment Companies — 2.1%
iShares MSCI Emerging Markets ETF (9)	231,398	7,950,835
Total Registered Investment Companies (Cost $7,848,409)		7,950,835

Money Market Registered Investment Companies — 20.4%
Fidelity Institutional Money Market Portfolio, 0.46% (5)	945,851	945,851
Meeder Money Market Fund - Institutional Class, 0.39% (6)	76,913,043	76,913,043
Total Money Market Registered Investment Companies (Cost $77,858,894)		77,858,894

Bank Obligations — 0.2%
Capital Bank Deposit Account, 0.70%, 7/1/2016 (7)	249,000	249,000
EverBank Money Market Account, 0.61%, 7/1/2016 (7)	249,000	249,000
Pacific Mercantile Bank Deposit Account, 0.60%, 7/1/2016 (7)	249,000	249,000
Total Bank Obligations (Cost $747,000)		747,000
Total Investments — 98.6% (Cost $368,521,239) (1)		376,702,062
Other Assets less Liabilities — 1.4%		5,269,918
Total Net Assets — 100.0%		381,971,980

Trustee Deferred Compensation (8)
Meeder Aggressive Growth Fund	4,920	46,740
Meeder Balanced Fund	2,591	27,076
Meeder Dynamic Growth Fund	1,769	16,416
Meeder Muirfield Fund	6,895	44,473
Meeder Quantex Fund	4,095	123,423
Meeder Miller/Howard Infrastructure Fund	754	15,894
Total Trustee Deferred Compensation (Cost $224,989)		274,022

	Long (Short) Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Standard & Poors 500 Mini Futures expiring September 2016, notional value $84,862,120	812	(45,731)
Total Futures Contracts	812	(45,731)

(1)	Cost for federal income tax purposes of $368,883,415 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$14,279,087
Unrealized depreciation	(6,143,995)
Net unrealized appreciation (depreciation)	$8,135,092

(2)	Represents non-income producing securities.

(3)	Real estate investment trust.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2016.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2016.

(7)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 16	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 80.3%
Consumer Discretionary — 9.8%
Abercrombie & Fitch Co.	1,938	34,516
Amazon.com, Inc. (2)	2,183	1,562,198
American Eagle Outfitters, Inc.	565	9,000
Best Buy Co., Inc.	3,751	114,781
Cable One, Inc.	54	27,616
Carnival Corp.	4,695	207,519
Carter's, Inc.	198	21,081
CBS Corp.	1,692	92,112
Children's Place, Inc./The	337	27,021
Coach, Inc.	2,285	93,091
Comcast Corp.	10,550	687,755
Darden Restaurants, Inc.	1,137	72,018
DeVry Education Group, Inc.	500	8,920
Discovery Communications, Inc. (2)	1,649	41,604
Dollar General Corp.	2,165	203,510
Dollar Tree, Inc. (2)	581	54,753
DR Horton, Inc.	4,073	128,218
Equifax, Inc.	342	43,913
Expedia, Inc.	323	34,335
Express, Inc. (2)	2,017	29,267
Finish Line, Inc./The	491	9,913
Ford Motor Co.	23,750	298,538
GameStop Corp. (4)	636	16,905
Garmin, Ltd. (4)	393	16,671
General Motors Co.	11,843	335,157
Genesco, Inc. (2)	694	44,631
Genuine Parts Co.	863	87,379
Goodyear Tire & Rubber Co./The	1,357	34,821
Hasbro, Inc.	1,162	97,596
Home Depot, Inc./The	6,403	817,599
International Game Technology PLC	1,481	27,754
Interpublic Group of Cos., Inc./The	1,111	25,664
Kohl's Corp.	1,223	46,376
Lear Corp.	548	55,764
Leggett & Platt, Inc.	409	20,904
Lowe's Cos., Inc.	5,264	416,751
Madison Square Garden Co./The (2)	232	40,022
Mattel, Inc.	1,798	56,259
McDonald's Corp.	4,498	541,289
MDC Holdings, Inc.	4,260	103,688
Meredith Corp.	384	19,933
Mohawk Industries, Inc. (2)	356	67,555
Murphy USA, Inc. (2)	142	10,531
Netflix, Inc. (2)	1,757	160,730
News Corp.	10,233	116,145
NIKE, Inc.	7,318	403,954
NVR, Inc. (2)	25	44,509
Ollie's Bargain Outlet Holdings, Inc. (2)	357	8,886
O'Reilly Automotive, Inc. (2)	181	49,069
Pool Corp.	104	9,779
Priceline Group, Inc./The (2)	216	269,657
PVH Corp.	314	29,588
Ross Stores, Inc.	2,063	116,951
Royal Caribbean Cruises, Ltd.	671	45,058
Signet Jewelers, Ltd.	355	29,256
Smith & Wesson Holding Corp. (2)(4)	446	12,122
Staples, Inc.	5,894	50,806
Starbucks Corp.	5,537	316,273
Target Corp.	3,033	211,764
Thor Industries, Inc.	774	50,109
Time Warner, Inc.	3,565	262,170
TJX Cos., Inc./The	3,528	272,467
Tractor Supply Co.	567	51,699
Twenty-First Century Fox, Inc.	5,745	155,402
Ulta Salon Cosmetics & Fragrance, Inc. (2)	103	25,095
Urban Outfitters, Inc. (2)	1,011	27,803
Viacom, Inc.	632	26,209
Vista Outdoor, Inc. (2)	773	36,895
Walt Disney Co./The	7,070	691,587
Whirlpool Corp.	343	57,158
Yum! Brands, Inc.	1,744	144,612
(Cost $10,003,868)		10,360,681

Consumer Staples — 8.9%
Altria Group, Inc.	8,795	606,503
Archer-Daniels-Midland Co.	4,104	176,021
Blue Buffalo Pet Products, Inc. (2)	401	9,359
Bunge, Ltd.	803	47,497
Campbell Soup Co.	134	8,915
Casey's General Stores, Inc.	231	30,379
Church & Dwight Co., Inc.	84	8,643
Clorox Co./The	915	126,627
Coca-Cola Co./The	16,354	741,327
Coca-Cola Enterprises, Inc.	4,133	147,507
Colgate-Palmolive Co.	1,962	143,618
ConAgra Foods, Inc.	1,268	60,623
Constellation Brands, Inc.	608	100,563
Costco Wholesale Corp.	1,524	239,329
CVS Health Corp.	5,137	491,816
Darling Ingredients, Inc. (2)	1,968	29,323
Dr Pepper Snapple Group, Inc.	1,419	137,118
Estee Lauder Cos., Inc./The	1,603	145,905
General Mills, Inc.	1,143	81,519

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 17

Schedule of Investments
June 30, 2016 (unaudited)

Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Herbalife, Ltd. (2)	146	8,545
Hormel Foods Corp.	673	24,632
Ingredion, Inc.	441	57,070
JM Smucker Co./The	662	100,895
Kimberly-Clark Corp.	1,067	146,691
Kraft Heinz Co./The	5,950	526,456
Kroger Co./The	3,511	129,170
McCormick & Co., Inc./MD	250	26,668
Mead Johnson Nutrition Co.	607	55,085
Molson Coors Brewing Co.	1,439	145,526
Mondelez International, Inc.	8,214	373,819
Monster Beverage Corp. (2)	565	90,801
PepsiCo, Inc.	5,113	541,671
Philip Morris International, Inc.	6,256	636,360
Pilgrim's Pride Corp.	386	9,835
Procter & Gamble Co./The	10,840	917,823
Reynolds American, Inc.	7,256	391,316
Sanderson Farms, Inc.	187	16,202
Sysco Corp.	4,710	238,985
Tyson Foods, Inc.	2,702	180,467
Walgreens Boots Alliance, Inc.	4,532	377,380
Wal-Mart Stores, Inc.	14,915	1,089,093
(Cost $8,864,084)		9,417,082

Energy — 5.7%
Anadarko Petroleum Corp.	2,058	109,589
Apache Corp.	1,373	76,435
Atwood Oceanics, Inc. (4)	942	11,794
Baker Hughes, Inc.	1,820	82,137
Cabot Oil & Gas Corp.	1,406	36,190
Chevron Corp.	9,254	970,097
Concho Resources, Inc. (2)	397	47,350
ConocoPhillips	5,129	223,624
CONSOL Energy, Inc. (4)	1,507	24,248
Diamond Offshore Drilling, Inc. (4)	1,885	45,862
EOG Resources, Inc.	2,319	193,451
EQT Corp.	414	32,056
Exxon Mobil Corp.	18,991	1,780,216
Halliburton Co.	3,016	136,595
Helmerich & Payne, Inc. (4)	325	21,817
Hess Corp.	2,151	129,275
HollyFrontier Corp.	311	7,392
Kinder Morgan, Inc./DE	9,065	169,697
Marathon Oil Corp.	4,437	66,599
Marathon Petroleum Corp.	2,330	88,447
Nabors Industries, Ltd.	860	8,643
National Oilwell Varco, Inc.	1,936	65,146
Noble Corp. plc (4)	4,405	36,297
Noble Energy, Inc.	1,459	52,334
Oasis Petroleum, Inc. (2)	893	8,341
Occidental Petroleum Corp.	2,817	212,853
ONEOK, Inc.	623	29,561
Parsley Energy, Inc. (2)	1,156	31,281
Patterson-UTI Energy, Inc.	413	8,805
Phillips 66	2,116	167,883
Pioneer Natural Resources Co.	685	103,579
QEP Resources, Inc.	1,107	19,516
Range Resources Corp.	586	25,280
Rowan Cos. Plc	3,639	64,265
Schlumberger, Ltd.	5,284	417,859
Spectra Energy Corp.	1,461	53,516
Teekay Tankers, Ltd.	59,653	177,766
Tesoro Corp.	559	41,880
Valero Energy Corp.	3,336	170,136
World Fuel Services Corp.	497	23,603
WPX Energy, Inc. (2)	1,472	13,704
(Cost $5,960,840)		5,985,119

Financials — 12.5%
Aflac, Inc.	2,704	195,121
Alleghany Corp. (2)	76	41,768
Allied World Assurance Co. Holdings AG	2,379	83,598
Allstate Corp./The	2,744	191,943
Ally Financial, Inc.	2,027	34,601
American Campus Communities, Inc. (3)	378	19,985
American International Group, Inc.	7,815	413,335
American Tower Corp. (3)	1,124	127,698
Assurant, Inc.	306	26,411
Assured Guaranty, Ltd.	1,486	37,700
Axis Capital Holdings, Ltd.	2,225	122,375
Bank of America Corp.	60,209	798,973
Bank of New York Mellon Corp./The	7,992	310,489
BB&T Corp.	2,219	79,019
Berkshire Hathaway, Inc. (2)	9,652	1,397,513
BlackRock, Inc.	278	95,223
Capital One Financial Corp.	7,883	500,649
CBRE Group, Inc. (2)	319	8,447
Cincinnati Financial Corp.	731	54,745
CIT Group, Inc.	862	27,506
Citigroup, Inc.	15,619	662,089
Citizens Financial Group, Inc.	2,807	56,084
CME Group, Inc./IL	1,561	152,041
CNO Financial Group, Inc.	1,541	26,906
Comerica, Inc.	1,244	51,166

The accompanying notes are an integral part of these financial statements.

Page 18	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
CoreSite Realty Corp. (3)	188	16,674
Crown Castle International Corp. (3)	830	84,187
CyrusOne, Inc. (3)	401	22,320
Discover Financial Services	1,220	65,380
DuPont Fabros Technology, Inc. (3)	894	42,501
Education Realty Trust, Inc. (3)	276	12,735
Endurance Specialty Holdings, Ltd.	1,903	127,805
EPR Properties (3)	155	12,505
Equinix, Inc. (3)	386	149,664
Equity Residential (3)	1,120	77,146
Everest Re Group, Ltd.	538	98,276
Fifth Third Bancorp	7,902	138,996
General Growth Properties, Inc. (3)	1,266	37,752
Goldman Sachs Group, Inc./The	1,638	243,374
Great Western Bancorp, Inc.	376	11,859
Hancock Holding Co.	578	15,092
Hanover Insurance Group, Inc./The	1,021	86,397
Hartford Financial Services Group, Inc./The	2,161	95,905
Hospitality Properties Trust (3)	26	749
IBERIABANK Corp.	416	24,848
Intercontinental Exchange, Inc.	263	67,317
JPMorgan Chase & Co.	20,916	1,299,720
KeyCorp	8,799	97,229
Kimco Realty Corp. (3)	1,094	34,330
Leucadia National Corp.	1,245	21,576
Lincoln National Corp.	2,582	100,104
Loews Corp.	3,730	153,266
MetLife, Inc.	6,477	257,979
Morgan Stanley	12,138	315,345
Nasdaq, Inc.	825	53,353
Navient Corp.	5,517	65,928
Old Republic International Corp.	6,769	130,574
PNC Financial Services Group, Inc./The	1,959	159,443
Popular, Inc.	1,408	41,254
Progressive Corp./The	979	32,797
Prologis, Inc. (3)	2,466	120,933
Prudential Financial, Inc.	3,282	234,138
Public Storage (3)	663	169,456
Regions Financial Corp.	22,318	189,926
Reinsurance Group of America, Inc.	3,402	329,960
RenaissanceRe Holdings, Ltd.	704	82,678
S&P Global, Inc.	248	26,600
Senior Housing Properties Trust (3)	1,884	39,244
STORE Capital Corp. (3)	1,356	39,934
SunTrust Banks, Inc.	3,747	153,927
Travelers Cos., Inc./The	3,187	379,380
Unum Group	2,207	70,161
US Bancorp	5,492	221,492
Validus Holdings, Ltd.	4,426	215,059
Ventas, Inc. (3)	1,046	76,170
Voya Financial, Inc.	1,318	32,634
Wells Fargo & Co.	15,743	745,116
Welltower, Inc. (3)	1,442	109,837
Weyerhaeuser Co. (3)	357	10,628
White Mountains Insurance Group, Ltd.	55	46,310
XL Group PLC	4,521	150,595
Zions Bancorporation	1,325	33,297
(Cost $13,393,007)		13,187,240

Healthcare — 11.6%
Abbott Laboratories	5,303	208,461
AbbVie, Inc.	7,048	436,342
ABIOMED, Inc. (2)	83	9,071
Aetna, Inc.	4,321	527,724
Agilent Technologies, Inc.	2,940	130,418
Alexion Pharmaceuticals, Inc. (2)	1,027	119,913
Align Technology, Inc.	106	8,538
Allergan plc (2)	1,781	411,571
Amgen, Inc.	3,389	515,636
AMN Healthcare Services, Inc. (2)	216	8,634
Anthem, Inc.	4,873	640,020
Baxter International, Inc.	3,488	157,727
Becton Dickinson and Co.	956	162,128
Biogen, Inc. (2)	969	234,324
Bio-Rad Laboratories, Inc. (2)	279	39,903
Boston Scientific Corp. (2)	9,212	215,284
Bristol-Myers Squibb Co.	7,127	524,191
Bruker Corp.	1,194	27,152
Cambrex Corp. (2)	309	15,985
Cardinal Health, Inc.	698	54,451
Celgene Corp. (2)	3,639	358,915
Charles River Laboratories International, Inc. (2)	451	37,180
CR Bard, Inc.	400	94,064
Cynosure, Inc. (2)	218	10,605
DENTSPLY SIRONA, Inc.	1,868	115,891
Edwards Lifesciences Corp. (2)	1,333	132,940
Eli Lilly & Co.	4,573	360,124
Emergent BioSolutions, Inc. (2)	816	22,946
Express Scripts Holding Co. (2)	2,299	174,264
Gilead Sciences, Inc.	5,170	431,281
Henry Schein, Inc. (2)	286	50,565
INC Research Holdings, Inc. (2)	520	19,828
Intuitive Surgical, Inc. (2)	283	187,179

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 19

Schedule of Investments
June 30, 2016 (unaudited)

Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Johnson & Johnson	12,658	1,535,415
Laboratory Corp of America Holdings (2)	425	55,365
Mallinckrodt PLC (2)	371	22,549
Masimo Corp. (2)	865	45,425
McKesson Corp.	889	165,932
Medivation, Inc. (2)	326	19,658
Medtronic PLC	6,208	538,668
Merck & Co., Inc.	12,403	714,537
Mettler-Toledo International, Inc. (2)	48	17,516
Mylan NV (2)	590	25,512
PerkinElmer, Inc.	1,138	59,654
Pfizer, Inc.	28,662	1,009,189
PRA Health Sciences, Inc. (2)	488	20,379
Prestige Brands Holdings, Inc. (2)	303	16,786
Quest Diagnostics, Inc.	1,495	121,708
Shire PLC	272	50,070
Stryker Corp.	1,133	135,767
Teleflex, Inc.	241	42,732
Thermo Fisher Scientific, Inc.	2,003	295,963
UnitedHealth Group, Inc.	4,213	594,876
Universal Health Services, Inc.	696	93,334
VCA, Inc. (2)	752	50,843
VWR Corp. (2)	1,502	43,408
Waters Corp. (2)	117	16,456
Zimmer Biomet Holdings, Inc.	918	110,509
Zoetis, Inc.	729	34,598
(Cost $11,754,812)		12,280,104

Industrials — 7.7%
3M Co.	2,820	493,838
Acuity Brands, Inc.	59	14,630
AGCO Corp.	1,052	49,581
Air Lease Corp.	567	15,184
American Woodmark Corp. (2)	130	8,629
AO Smith Corp.	466	41,059
Atlas Air Worldwide Holdings, Inc. (2)	363	15,035
Beacon Roofing Supply, Inc. (2)	531	24,145
Boeing Co./The	2,711	352,078
BWX Technologies, Inc.	1,213	43,389
Carlisle Cos., Inc.	432	45,654
CH Robinson Worldwide, Inc.	1,012	75,141
CSX Corp.	3,113	81,187
Cummins, Inc.	665	74,773
Curtiss-Wright Corp.	746	62,851
Danaher Corp.	4,034	407,434
Delta Air Lines, Inc.	2,510	91,439
Dover Corp.	659	45,682
Eaton Corp. PLC	3,035	181,281
Emerson Electric Co.	1,710	89,194
Expeditors International of Washington, Inc.	241	11,819
FedEx Corp.	1,389	210,822
General Dynamics Corp.	1,109	154,417
General Electric Co.	42,436	1,335,885
Hawaiian Holdings, Inc. (2)	307	11,654
HD Supply Holdings, Inc. (2)	2,103	73,226
Honeywell International, Inc.	3,239	376,760
Huntington Ingalls Industries, Inc.	298	50,073
Illinois Tool Works, Inc.	1,263	131,554
Ingersoll-Rand PLC	2,253	143,471
Jacobs Engineering Group, Inc. (2)	4,342	216,275
Kansas City Southern	193	17,387
L-3 Communications Holdings, Inc.	1,054	154,611
Lockheed Martin Corp.	872	216,404
ManpowerGroup, Inc.	559	35,966
Masco Corp.	2,095	64,819
MSC Industrial Direct Co., Inc.	335	23,638
Norfolk Southern Corp.	1,516	129,057
Northrop Grumman Corp.	1,592	353,870
Orbital ATK, Inc.	99	8,429
Oshkosh Corp.	649	30,964
Owens Corning	1,119	57,651
Parker-Hannifin Corp.	80	8,644
Quanta Services, Inc. (2)	4,281	98,977
Raytheon Co.	1,564	212,626
Republic Services, Inc.	3,157	161,986
Ryder System, Inc.	628	38,396
Snap-on, Inc.	234	36,930
Southwest Airlines Co.	2,912	114,180
Spirit AeroSystems Holdings, Inc. (2)	225	9,675
Stanley Black & Decker, Inc.	1,784	198,416
Terex Corp.	1,295	26,301
Textron, Inc.	329	12,028
Timken Co./The	814	24,957
Toro Co./The	745	65,709
TransUnion (2)	485	16,218
Trinity Industries, Inc.	618	11,476
Tutor Perini Corp. (2)	266	6,264
Union Pacific Corp.	2,502	218,300
United Continental Holdings, Inc. (2)	790	32,422
United Parcel Service, Inc.	1,122	120,862
United Technologies Corp.	3,244	332,672
USG Corp. (2)	719	19,384
Wabash National Corp. (2)	1,830	23,241
Waste Management, Inc.	1,561	103,447

The accompanying notes are an integral part of these financial statements.

Page 20	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Watsco, Inc.	218	30,670
WESCO International, Inc. (2)	590	30,379
Xylem, Inc./NY	1,709	76,307
(Cost $7,752,096)		8,051,423

Information Technology — 16.3%
Accenture PLC	4,207	476,611
Activision Blizzard, Inc.	4,482	177,622
Adobe Systems, Inc. (2)	2,547	243,977
Alphabet, Inc. (2)	2,901	2,040,941
Analog Devices, Inc.	598	33,871
Apple, Inc.	24,354	2,328,242
Applied Materials, Inc.	7,911	189,627
Arrow Electronics, Inc. (2)	1,509	93,407
Autodesk, Inc. (2)	384	20,790
Automatic Data Processing, Inc.	567	52,090
Avnet, Inc.	4,524	183,267
Broadcom, Ltd.	1,090	169,386
Broadridge Financial Solutions, Inc.	484	31,557
Brocade Communications Systems, Inc.	2,438	22,381
CA, Inc.	5,678	186,409
CACI International, Inc. (2)	248	22,422
Cadence Design Systems, Inc. (2)	1,222	29,695
Cirrus Logic, Inc. (2)	415	16,098
Cisco Systems, Inc.	25,971	745,108
Citrix Systems, Inc. (2)	1,648	131,988
Cognizant Technology Solutions Corp. (2)	2,402	137,490
Coherent, Inc. (2)	985	90,403
Computer Sciences Corp.	2,116	105,059
Corning, Inc.	9,152	187,433
DST Systems, Inc.	74	8,616
eBay, Inc. (2)	4,375	102,419
Electronic Arts, Inc. (2)	1,781	134,929
Facebook, Inc. (2)	12,721	1,453,756
Fair Isaac Corp.	77	8,702
Fidelity National Information Services, Inc.	1,903	140,213
First Solar, Inc. (2)	883	42,808
Fiserv, Inc. (2)	653	71,001
FLIR Systems, Inc.	629	19,468
Genpact, Ltd. (2)	1,306	35,053
Global Payments, Inc.	449	32,050
Harris Corp.	192	16,020
Hewlett Packard Enterprise Co.	8,447	154,327
HP, Inc.	3,220	40,411
Integrated Device Technology, Inc. (2)	789	15,883
Intel Corp.	23,561	772,801
International Business Machines Corp.	4,090	620,780
Intuit, Inc.	906	101,119
Jabil Circuit, Inc.	931	17,196
Juniper Networks, Inc.	2,775	62,410
Lumentum Holdings, Inc. (2)	411	9,946
MasterCard, Inc.	3,575	314,815
Maxim Integrated Products, Inc.	640	22,842
MaxLinear, Inc. (2)	332	5,969
Micron Technology, Inc. (2)	3,500	48,160
Microsoft Corp.	33,882	1,733,742
MicroStrategy, Inc. (2)	63	11,026
Motorola Solutions, Inc.	244	16,097
NVIDIA Corp.	4,631	217,703
Oracle Corp.	17,048	697,775
PayPal Holdings, Inc. (2)	4,612	168,384
QLogic Corp. (2)	2,514	37,056
Qorvo, Inc. (2)	170	9,394
QUALCOMM, Inc.	6,151	329,509
salesforce.com, Inc. (2)	2,499	198,446
Sanmina Corp. (2)	1,171	31,395
Skyworks Solutions, Inc.	925	58,534
Symantec Corp.	2,147	44,099
Synopsys, Inc. (2)	657	35,531
Tech Data Corp. (2)	294	21,124
Teradyne, Inc.	1,764	34,733
Texas Instruments, Inc.	5,554	347,958
Total System Services, Inc.	1,459	77,487
Universal Display Corp. (2)	125	8,475
Visa, Inc.	9,633	714,479
Western Digital Corp.	968	45,748
Xerox Corp.	9,154	86,871
Xilinx, Inc.	588	27,124
Yahoo!, Inc. (2)	5,055	189,866
(Cost $16,864,365)		17,110,124

Materials — 1.9%
Air Products & Chemicals, Inc.	644	91,474
Albemarle Corp.	716	56,786
Alcoa, Inc.	3,938	36,505
Avery Dennison Corp.	1,713	128,047
Celanese Corp.	212	13,875
Coeur Mining, Inc. (2)	930	9,914
Commercial Metals Co.	2,481	41,929
Domtar Corp.	6,469	226,479
Eastman Chemical Co.	493	33,475
International Flavors & Fragrances, Inc.	190	23,953
LyondellBasell Industries NV	1,845	137,305
Martin Marietta Materials, Inc.	446	85,632

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 21

Schedule of Investments
June 30, 2016 (unaudited)

Dynamic Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Monsanto Co.	1,824	188,620
Mosaic Co./The	2,510	65,712
Newmont Mining Corp.	3,334	130,426
Nucor Corp.	2,659	131,381
PPG Industries, Inc.	435	45,305
Reliance Steel & Aluminum Co.	769	59,136
Royal Gold, Inc.	251	18,077
Sherwin-Williams Co./The	471	138,319
Sonoco Products Co.	310	15,395
Steel Dynamics, Inc.	2,913	71,369
Trinseo SA	1,728	74,183
Vulcan Materials Co.	1,261	151,774
WestRock Co.	1,627	63,241
Worthington Industries, Inc.	311	13,155
(Cost $2,038,447)		2,051,467

Telecommunication Services — 2.4%
AT&T, Inc.	32,561	1,406,961
CenturyLink, Inc.	4,141	120,130
Level 3 Communications, Inc. (2)(3)	1,520	78,265
Verizon Communications, Inc.	15,846	884,841
(Cost $2,138,026)		2,490,197

Utilities — 3.5%
AES Corp./VA	3,691	46,064
Alliant Energy Corp.	442	17,547
Ameren Corp.	2,190	117,340
American Electric Power Co., Inc.	5,261	368,743
American Water Works Co., Inc.	981	82,904
Atmos Energy Corp.	445	36,187
Consolidated Edison, Inc.	2,792	224,588
DTE Energy Co.	964	95,552
Duke Energy Corp.	2,940	252,223
Dynegy, Inc. (2)	522	8,999
Edison International	1,987	154,330
Entergy Corp.	2,069	168,313
Exelon Corp.	6,913	251,357
FirstEnergy Corp.	4,202	146,692
Fluor Corp.	784	38,636
Great Plains Energy, Inc.	3,294	100,138
NextEra Energy, Inc.	1,474	192,210
NiSource, Inc.	6,764	179,381
PG&E Corp.	2,793	178,529
Pinnacle West Capital Corp.	3,106	251,772
Portland General Electric Co.	310	13,677
PPL Corp.	2,818	106,380
Public Service Enterprise Group, Inc.	4,899	228,342
SCANA Corp.	1,601	121,132
Southern Co./The	2,883	154,615
UGI Corp.	191	8,643
Westar Energy, Inc.	1,368	76,731
Xcel Energy, Inc.	2,735	122,472
(Cost $3,495,295)		3,743,497

Total Common Stocks (Cost $82,264,840)		84,676,934

Registered Investment Companies — 4.1%
iShares MSCI Emerging Markets ETF (9)	64,551	2,217,972
Technology Select Sector SPDR Fund (9)	48,864	2,119,232
Total Registered Investment Companies (Cost $4,350,254)		4,337,204

Money Market Registered Investment Companies — 14.1%
Fidelity Institutional Money Market Portfolio, 0.46% (5)	144,234	144,234
Meeder Money Market Fund - Institutional Class, 0.39% (6)	14,719,952	14,719,952
Total Money Market Registered Investment Companies (Cost $14,864,186)		14,864,186

Bank Obligations — 0.7%
Capital Bank Deposit Account, 0.70%, 7/1/2016 (7)	249,000	249,000
EverBank Money Market Account, 0.61%, 7/1/2016 (7)	249,000	249,000
Pacific Mercantile Bank Deposit Account, 0.60%, 7/1/2016 (7)	249,000	249,000
Total Bank Obligations (Cost $747,000)		747,000
Total Investments — 99.2% (Cost $102,226,280) (1)		104,625,324
Other Assets less Liabilities — 0.8%		858,291
Total Net Assets — 100.0%		105,483,615

Trustee Deferred Compensation (8)
Meeder Aggressive Growth Fund	3,311	31,455
Meeder Balanced Fund	1,715	17,922
Meeder Dynamic Growth Fund	1,189	11,034
Meeder Muirfield Fund	3,662	23,620
Meeder Quantex Fund	1,851	55,789
Meeder Miller/Howard Infrastructure Fund	500	10,540
Total Trustee Deferred Compensation (Cost $126,605)		150,360

The accompanying notes are an integral part of these financial statements.

Page 22	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Dynamic Growth Fund
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Standard & Poors 500 Mini Futures expiring September 2016, notional value $16,826,110	161	(62,645)
Total Futures Contracts	161	(62,645)

(1)	Cost for federal income tax purposes of $106,539,926 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,662,450
Unrealized depreciation	(2,326,051)
Net unrealized appreciation (depreciation)	$2,336,399

(2)	Represents non-income producing securities.

(3)	Real estate investment trust.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2016.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2016.

(7)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Dynamic Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 23

Schedule of Investments
June 30, 2016 (unaudited)

Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 77.1%
Consumer Discretionary — 9.4%
Abercrombie & Fitch Co.	1,389	24,738
Amazon.com, Inc. (2)	1,406	1,006,162
Ascena Retail Group, Inc. (2)	12,924	90,339
Best Buy Co., Inc.	2,508	76,745
Cable One, Inc.	22	11,251
Carnival Corp.	3,120	137,904
Carter's, Inc.	110	11,712
CBS Corp.	932	50,738
Charter Communications, Inc. (2)	480	109,747
Children's Place, Inc./The	223	17,880
Coach, Inc.	1,640	66,814
Comcast Corp.	6,563	427,842
Darden Restaurants, Inc.	713	45,161
DeVry Education Group, Inc.	316	5,637
Dollar General Corp.	1,376	129,344
Dollar Tree, Inc. (2)	267	25,162
DR Horton, Inc.	2,560	80,589
Equifax, Inc.	163	20,929
Expedia, Inc.	165	17,540
Express, Inc. (2)	1,851	26,858
Ford Motor Co.	15,868	199,461
GameStop Corp. (4)	338	8,984
General Motors Co.	8,494	240,380
Genesco, Inc. (2)	373	23,988
Genuine Parts Co.	566	57,308
Goodyear Tire & Rubber Co./The	703	18,039
Hasbro, Inc.	779	65,428
Home Depot, Inc./The	4,131	527,487
International Game Technology PLC	934	17,503
Lear Corp.	399	40,602
Lowe's Cos., Inc.	3,398	269,020
Madison Square Garden Co./The (2)	121	20,874
Mattel, Inc.	1,031	32,260
McDonald's Corp.	2,850	342,969
MDC Holdings, Inc.	3,102	75,503
Meredith Corp.	242	12,562
Mohawk Industries, Inc. (2)	192	36,434
Netflix, Inc. (2)	1,098	100,445
News Corp.	7,121	80,823
NIKE, Inc.	4,514	249,173
NVR, Inc. (2)	15	26,705
O'Reilly Automotive, Inc. (2)	48	13,013
Priceline Group, Inc./The (2)	136	169,784
PVH Corp.	131	12,344
Ross Stores, Inc.	1,092	61,905
Royal Caribbean Cruises, Ltd.	393	26,390
Smith & Wesson Holding Corp. (2)(4)	261	7,094
Staples, Inc.	3,654	31,497
Starbucks Corp.	3,389	193,580
Target Corp.	1,833	127,980
Thor Industries, Inc.	623	40,333
Time Warner, Inc.	2,222	163,406
TJX Cos., Inc./The	2,036	157,240
Tractor Supply Co.	303	27,628
Twenty-First Century Fox, Inc.	3,098	83,801
Ulta Salon Cosmetics & Fragrance, Inc. (2)	91	22,171
Urban Outfitters, Inc. (2)	474	13,035
Viacom, Inc.	216	8,958
Vista Outdoor, Inc. (2)	432	20,619
Walt Disney Co./The	4,412	431,582
Whirlpool Corp.	196	32,661
Yum! Brands, Inc.	1,026	85,076
(Cost $6,454,055)		6,559,137

Consumer Staples — 8.5%
Altria Group, Inc.	5,726	394,865
Archer-Daniels-Midland Co.	2,969	127,340
Blue Buffalo Pet Products, Inc. (2)	271	6,325
Bunge, Ltd.	542	32,059
Casey's General Stores, Inc.	76	9,995
Clorox Co./The	558	77,222
Coca-Cola Co./The	9,860	446,954
Colgate-Palmolive Co.	971	71,077
ConAgra Foods, Inc.	301	14,391
Constellation Brands, Inc.	337	55,740
Costco Wholesale Corp.	800	125,632
CVS Health Corp.	3,154	301,964
Darling Ingredients, Inc. (2)	1,370	20,413
Dr Pepper Snapple Group, Inc.	934	90,252
Estee Lauder Cos., Inc./The	1,024	93,204
General Mills, Inc.	206	14,692
Hormel Foods Corp.	555	20,313
Ingredion, Inc.	380	49,176
JM Smucker Co./The	397	60,507
Kimberly-Clark Corp.	575	79,051
Kraft Heinz Co./The	3,849	340,560
Kroger Co./The	1,419	52,205
Molson Coors Brewing Co.	953	96,377
Mondelez International, Inc.	5,520	251,215
Monster Beverage Corp. (2)	321	51,588
PepsiCo, Inc.	2,915	308,815
Philip Morris International, Inc.	3,931	399,861
Pilgrim's Pride Corp.	277	7,058

The accompanying notes are an integral part of these financial statements.

Page 24	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Procter & Gamble Co./The	6,721	569,067
Reynolds American, Inc.	4,693	253,093
Rite Aid Corp. (2)	40,157	300,776
Sanderson Farms, Inc.	126	10,917
Sysco Corp.	3,047	154,605
Tyson Foods, Inc.	1,825	121,892
Walgreens Boots Alliance, Inc.	2,663	221,748
Wal-Mart Stores, Inc.	9,530	695,881
(Cost $5,625,086)		5,926,830

Energy — 5.3%
Apache Corp.	927	51,606
Atwood Oceanics, Inc.	652	8,163
Baker Hughes, Inc.	1,083	48,876
Cabot Oil & Gas Corp.	920	23,681
Chevron Corp.	6,161	645,858
ConocoPhillips	3,400	148,240
CONSOL Energy, Inc. (4)	903	14,529
Diamond Offshore Drilling, Inc. (4)	1,238	30,121
EOG Resources, Inc.	1,543	128,717
EQT Corp.	232	17,964
Exxon Mobil Corp.	12,179	1,141,649
Halliburton Co.	1,686	76,359
Helmerich & Payne, Inc.	206	13,829
Hess Corp.	1,519	91,292
Kinder Morgan, Inc./DE	5,758	107,790
Marathon Oil Corp.	2,898	43,499
Marathon Petroleum Corp.	1,509	57,282
National Oilwell Varco, Inc.	1,167	39,270
Noble Corp. plc (4)	3,089	25,453
Noble Energy, Inc.	986	35,368
Oasis Petroleum, Inc. (2)	567	5,296
Occidental Petroleum Corp.	1,814	137,066
ONEOK, Inc.	389	18,458
Parsley Energy, Inc. (2)	1,142	30,903
PDC Energy, Inc. (2)	101	5,819
Phillips 66	1,381	109,569
Pioneer Natural Resources Co.	445	67,288
QEP Resources, Inc.	874	15,409
Range Resources Corp.	360	15,530
Rowan Cos. Plc	2,929	51,726
RSP Permian, Inc. (2)	157	5,478
Schlumberger, Ltd.	3,385	267,686
Teekay Tankers, Ltd.	27,985	83,395
Tesoro Corp.	362	27,121
Valero Energy Corp.	2,416	123,216
World Fuel Services Corp.	429	20,373
WPX Energy, Inc. (2)	895	8,332
(Cost $3,553,823)		3,742,211

Financials — 12.6%
Aflac, Inc.	1,940	139,990
Alleghany Corp. (2)	46	25,281
Allied World Assurance Co. Holdings AG	1,434	50,391
Allstate Corp./The	2,056	143,817
Ally Financial, Inc.	1,224	20,894
American International Group, Inc.	5,609	296,660
American Tower Corp. (3)	654	74,301
Assurant, Inc.	289	24,944
Assured Guaranty, Ltd.	1,290	32,727
Axis Capital Holdings, Ltd.	1,646	90,530
Bank of America Corp.	40,659	539,545
Bank of New York Mellon Corp./The	5,478	212,820
BB&T Corp.	649	23,111
Berkshire Hathaway, Inc. (2)	6,063	877,862
BlackRock, Inc.	128	43,844
Capital One Financial Corp.	5,090	323,266
Cincinnati Financial Corp.	438	32,802
CIT Group, Inc.	463	14,774
Citigroup, Inc.	10,740	455,269
Citizens Financial Group, Inc.	2,432	48,591
CME Group, Inc./IL	956	93,114
CNO Financial Group, Inc.	1,879	32,807
Comerica, Inc.	1,104	45,408
CoreSite Realty Corp. (3)	105	9,312
CyrusOne, Inc. (3)	221	12,301
Discover Financial Services	586	31,404
DuPont Fabros Technology, Inc. (3)	642	30,521
E*TRADE Financial Corp. (2)	374	8,785
Endurance Specialty Holdings, Ltd.	1,513	101,613
EPR Properties (3)	88	7,100
Equinix, Inc. (3)	251	97,320
Equity Residential (3)	551	37,953
Everest Re Group, Ltd.	418	76,356
Fifth Third Bancorp	4,618	81,231
General Growth Properties, Inc. (3)	1,830	54,571
Goldman Sachs Group, Inc./The	959	142,488
Great Western Bancorp, Inc.	277	8,737
Hancock Holding Co.	449	11,723
Hanover Insurance Group, Inc./The	874	73,958
Hartford Financial Services Group, Inc./The	1,512	67,103
Hospitality Properties Trust (3)	55	1,584
IBERIABANK Corp.	363	21,682
Intercontinental Exchange, Inc.	126	32,251

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 25

Schedule of Investments
June 30, 2016 (unaudited)

Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
JPMorgan Chase & Co.	13,731	853,244
KeyCorp	6,247	69,029
Kimco Realty Corp. (3)	469	14,717
Leucadia National Corp.	482	8,353
Lincoln National Corp.	2,179	84,480
Loews Corp.	2,988	122,777
MetLife, Inc.	4,672	186,086
Morgan Stanley	8,224	213,660
Nasdaq, Inc.	538	34,792
Navient Corp.	4,114	49,162
Old Republic International Corp.	6,234	120,254
PNC Financial Services Group, Inc./The	1,162	94,575
Popular, Inc.	1,069	31,322
Progressive Corp./The	388	12,998
Prologis, Inc. (3)	1,712	83,956
Prudential Financial, Inc.	2,464	175,782
Public Storage (3)	380	97,124
Regions Financial Corp.	18,241	155,231
Reinsurance Group of America, Inc.	2,409	233,649
RenaissanceRe Holdings, Ltd.	404	47,446
S&P Global, Inc.	90	9,653
Senior Housing Properties Trust (3)	1,175	24,475
STORE Capital Corp. (3)	698	20,556
SunTrust Banks, Inc.	3,038	124,801
Travelers Cos., Inc./The	2,392	284,744
Unum Group	1,949	61,959
US Bancorp	3,414	137,687
Validus Holdings, Ltd.	3,363	163,408
Ventas, Inc. (3)	535	38,959
Voya Financial, Inc.	925	22,903
Wells Fargo & Co.	9,412	445,470
Welltower, Inc. (3)	834	63,526
White Mountains Insurance Group, Ltd.	34	28,628
XL Group PLC	3,125	104,094
Zions Bancorporation	990	24,879
(Cost $9,062,928)		8,795,120

Healthcare — 11.0%
Abbott Laboratories	3,338	131,217
AbbVie, Inc.	4,558	282,186
ABIOMED, Inc. (2)	53	5,792
Aetna, Inc.	2,277	278,090
Agilent Technologies, Inc.	5,368	238,124
Allergan plc (2)	1,131	261,363
Amgen, Inc.	2,200	334,730
AMN Healthcare Services, Inc. (2)	142	5,676
Baxter International, Inc.	2,266	102,469
Becton Dickinson and Co.	589	99,889
Biogen, Inc. (2)	635	153,556
Bio-Rad Laboratories, Inc. (2)	249	35,612
Boston Scientific Corp. (2)	6,324	147,792
Bristol-Myers Squibb Co.	4,524	332,740
Bruker Corp.	1,322	30,062
Cambrex Corp. (2)	207	10,708
Cardinal Health, Inc.	359	28,006
Celgene Corp. (2)	2,419	238,586
Charles River Laboratories International, Inc. (2)	301	24,814
Cigna Corp.	2,287	292,713
CR Bard, Inc.	243	57,144
Cynosure, Inc. (2)	244	11,869
Dyax Corp. - CVR	7,330	0
DENTSPLY SIRONA, Inc.	1,272	78,915
Edwards Lifesciences Corp. (2)	946	94,345
Eli Lilly & Co.	2,881	226,879
Emergent BioSolutions, Inc. (2)	714	20,078
Express Scripts Holding Co. (2)	1,373	104,073
Gilead Sciences, Inc.	3,168	264,275
Henry Schein, Inc. (2)	153	27,050
INC Research Holdings, Inc. (2)	371	14,146
Intuitive Surgical, Inc. (2)	188	124,345
Johnson & Johnson	8,146	988,110
Laboratory Corp of America Holdings (2)	221	28,790
Masimo Corp. (2)	702	36,866
McKesson Corp.	542	101,164
Medivation, Inc. (2)	223	13,447
Medtronic PLC	3,905	338,837
Merck & Co., Inc.	7,960	458,576
Mettler-Toledo International, Inc. (2)	39	14,232
Mylan NV (2)	262	11,329
PerkinElmer, Inc.	804	42,146
Pfizer, Inc.	18,441	649,308
PRA Health Sciences, Inc. (2)	384	16,036
Prestige Brands Holdings, Inc. (2)	179	9,917
Quest Diagnostics, Inc.	1,045	85,073
Stryker Corp.	627	75,133
Teleflex, Inc.	165	29,256
Thermo Fisher Scientific, Inc.	1,309	193,418
UnitedHealth Group, Inc.	2,855	403,126
Universal Health Services, Inc.	448	60,077
VCA, Inc. (2)	536	36,239
VWR Corp. (2)	963	27,831
Zimmer Biomet Holdings, Inc.	545	65,607
(Cost $7,228,981)		7,741,762

The accompanying notes are an integral part of these financial statements.

Page 26	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Industrials — 7.2%
3M Co.	1,803	315,741
Acuity Brands, Inc.	45	11,158
AGCO Corp.	711	33,509
American Woodmark Corp. (2)	124	8,231
AO Smith Corp.	366	32,248
Atlas Air Worldwide Holdings, Inc. (2)	265	10,976
Beacon Roofing Supply, Inc. (2)	455	20,689
Boeing Co./The	1,699	220,649
BWX Technologies, Inc.	1,137	40,670
Carlisle Cos., Inc.	292	30,859
CH Robinson Worldwide, Inc.	629	46,703
CSX Corp.	1,063	27,723
Cummins, Inc.	372	41,828
Curtiss-Wright Corp.	532	44,821
Danaher Corp.	2,607	263,307
Delta Air Lines, Inc.	1,517	55,264
Dover Corp.	347	24,054
Eaton Corp. PLC	2,050	122,447
Emerson Electric Co.	903	47,100
FedEx Corp.	903	137,057
General Dynamics Corp.	659	91,759
General Electric Co.	25,581	805,290
Hawaiian Holdings, Inc. (2)	279	10,591
HD Supply Holdings, Inc. (2)	1,652	57,523
Honeywell International, Inc.	2,074	241,248
Huntington Ingalls Industries, Inc.	261	43,856
Illinois Tool Works, Inc.	819	85,307
Ingersoll-Rand PLC	1,548	98,577
Jacobs Engineering Group, Inc. (2)	3,175	158,147
L-3 Communications Holdings, Inc.	762	111,778
Lockheed Martin Corp.	448	111,180
ManpowerGroup, Inc.	469	30,175
Masco Corp.	1,305	40,377
MSC Industrial Direct Co., Inc.	214	15,100
Norfolk Southern Corp.	960	81,725
Northrop Grumman Corp.	1,099	244,286
Oshkosh Corp.	478	22,805
Owens Corning	905	46,626
Quanta Services, Inc. (2)	2,808	64,921
Raytheon Co.	978	132,959
Republic Services, Inc.	2,005	102,877
Ryder System, Inc.	489	29,897
Snap-on, Inc.	157	24,778
Southwest Airlines Co.	1,887	73,989
Spirit AeroSystems Holdings, Inc. (2)	166	7,138
Stanley Black & Decker, Inc.	1,298	144,364
Terex Corp.	953	19,355
Timken Co./The	569	17,446
Toro Co./The	532	46,922
TransUnion (2)	329	11,002
Trinity Industries, Inc.	296	5,497
Tutor Perini Corp. (2)	193	4,545
Union Pacific Corp.	1,409	122,935
United Continental Holdings, Inc. (2)	425	17,442
United Parcel Service, Inc.	330	35,548
United Technologies Corp.	1,940	198,947
USG Corp. (2)	502	13,534
Wabash National Corp. (2)	1,349	17,132
Waste Management, Inc.	858	56,860
Watsco, Inc.	128	18,008
WESCO International, Inc. (2)	352	18,124
Xylem, Inc./NY	1,275	56,929
(Cost $4,969,836)		5,072,533

Information Technology — 15.3%
Accenture PLC	2,699	305,770
Activision Blizzard, Inc.	3,111	123,289
Adobe Systems, Inc. (2)	1,472	141,003
Alphabet, Inc. (2)	1,829	1,286,756
Apple, Inc.	15,462	1,478,167
Applied Materials, Inc.	5,020	120,329
Arrow Electronics, Inc. (2)	1,196	74,032
Avnet, Inc.	3,184	128,984
Broadcom, Ltd.	627	97,436
Brocade Communications Systems, Inc.	756	6,940
CA, Inc.	3,523	115,660
CACI International, Inc. (2)	179	16,183
Cadence Design Systems, Inc. (2)	364	8,845
Cisco Systems, Inc.	16,628	477,057
Citrix Systems, Inc. (2)	1,131	90,582
Cognizant Technology Solutions Corp. (2)	1,301	74,469
Coherent, Inc. (2)	725	66,541
Computer Sciences Corp.	2,051	101,832
Corning, Inc.	5,922	121,283
eBay, Inc. (2)	2,290	53,609
Electronic Arts, Inc. (2)	1,160	87,882
Facebook, Inc. (2)	8,073	922,582
Fairchild Semiconductor International, Inc. (2)	15,847	314,563
Fidelity National Information Services, Inc.	1,074	79,132
First Solar, Inc. (2)	507	24,579
Fiserv, Inc. (2)	191	20,767
Genpact, Ltd. (2)	893	23,968

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 27

Schedule of Investments
June 30, 2016 (unaudited)

Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Global Payments, Inc.	408	29,123
Hewlett Packard Enterprise Co.	5,608	102,458
HP, Inc.	1,610	20,206
Intel Corp.	14,344	470,483
International Business Machines Corp.	2,568	389,771
Intuit, Inc.	455	50,783
Juniper Networks, Inc.	1,324	29,777
Lumentum Holdings, Inc. (2)	273	6,607
Marvell Technology Group, Ltd.	3,394	32,345
MasterCard, Inc.	2,158	190,033
MaxLinear, Inc. (2)	216	3,884
Microsoft Corp.	21,315	1,090,689
MicroStrategy, Inc. (2)	31	5,426
NVIDIA Corp.	3,157	148,411
Oracle Corp.	10,723	438,892
PayPal Holdings, Inc. (2)	2,706	98,796
QLogic Corp. (2)	1,449	21,358
QUALCOMM, Inc.	3,676	196,923
salesforce.com, Inc. (2)	1,499	119,036
Sanmina Corp. (2)	899	24,102
Symantec Corp.	936	19,225
Synopsys, Inc. (2)	371	20,064
Tech Data Corp. (2)	258	18,537
Texas Instruments, Inc.	3,407	213,449
Total System Services, Inc.	670	35,584
Universal Display Corp. (2)	91	6,170
Visa, Inc.	6,002	445,168
Western Digital Corp.	632	29,868
Xerox Corp.	7,463	70,824
Yahoo!, Inc. (2)	2,985	112,117
(Cost $11,065,159)		10,802,349

Materials — 2.0%
Air Products & Chemicals, Inc.	344	48,862
Albemarle Corp.	531	42,114
Alcoa, Inc.	1,507	13,970
Avery Dennison Corp.	1,242	92,840
Celanese Corp.	188	12,305
Commercial Metals Co.	2,222	37,552
Domtar Corp.	4,850	169,799
Dow Chemical Co./The	190	9,445
Eastman Chemical Co.	224	15,210
International Flavors & Fragrances, Inc.	113	14,246
LyondellBasell Industries NV	1,172	87,220
Martin Marietta Materials, Inc.	294	56,448
Monsanto Co.	1,088	112,510
Mosaic Co./The	1,482	38,799
Newmont Mining Corp.	2,155	84,304
Nucor Corp.	1,970	97,338
Reliance Steel & Aluminum Co.	622	47,832
Royal Gold, Inc.	134	9,651
Sherwin-Williams Co./The	303	88,982
Sonoco Products Co.	293	14,550
Steel Dynamics, Inc.	2,430	59,535
Tahoe Resources, Inc.	658	9,850
Trinseo SA	1,276	54,779
Vulcan Materials Co.	874	105,195
WestRock Co.	1,058	41,124
Worthington Industries, Inc.	213	9,010
(Cost $1,365,011)		1,373,470

Telecommunication Services — 2.3%
AT&T, Inc.	21,323	921,367
CenturyLink, Inc.	2,929	84,970
Level 3 Communications, Inc. (2)(3)	910	46,856
Verizon Communications, Inc.	9,799	547,176
(Cost $1,374,681)		1,600,369

Utilities — 3.5%
Ameren Corp.	1,300	69,654
American Electric Power Co., Inc.	3,537	247,908
American Water Works Co., Inc.	632	53,410
Atmos Energy Corp.	260	21,143
Consolidated Edison, Inc.	1,757	141,333
DTE Energy Co.	420	41,630
Duke Energy Corp.	1,667	143,012
Dynegy, Inc. (2)	333	5,741
Edison International	1,224	95,068
Entergy Corp.	1,292	105,104
Exelon Corp.	4,683	170,274
FirstEnergy Corp.	2,763	96,456
Fluor Corp..	448	22,077
Great Plains Energy, Inc.	4,514	137,226
NextEra Energy, Inc.	789	102,886
NiSource, Inc.	5,165	136,976
PG&E Corp.	1,772	113,266
Pinnacle West Capital Corp.	2,139	173,387
PPL Corp.	1,471	55,530
Public Service Enterprise Group, Inc.	3,979	185,461
SCANA Corp.	1,143	86,479
Southern Co./The	801	42,958
Westar Energy, Inc.	2,403	134,784

The accompanying notes are an integral part of these financial statements.

Page 28	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Aggressive Growth Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Xcel Energy, Inc.	1,225	54,855
(Cost $2,248,460)		2,436,618

Total Common Stocks (Cost $52,948,020)		54,050,399

Registered Investment Companies — 7.2%
iShares MSCI Emerging Markets ETF (9)	42,705	1,467,344
iShares Russell 2000 Value ETF (4)(9)	15,311	1,489,607
Technology Select Sector SPDR Fund (9)	48,501	2,103,488
Total Registered Investment Companies (Cost $4,998,346)		5,060,439

Money Market Registered Investment Companies — 14.7%
Fidelity Institutional Money Market Portfolio, 0.46% (5)	1,222,579	1,222,579
Meeder Money Market Fund - Institutional Class, 0.39% (6)	9,068,520	9,068,520
Total Money Market Registered Investment Companies (Cost $10,291,099)		10,291,099

Bank Obligations — 1.1%
Capital Bank Deposit Account, 0.70%, 7/1/2016 (7)	249,000	249,000
EverBank Money Market Account, 0.61%, 7/1/2016 (7)	249,000	249,000
Pacific Mercantile Bank Deposit Account, 0.60%, 7/1/2016 (7)	249,000	249,000
Total Bank Obligations (Cost $747,000)		747,000
Total Investments — 100.1% (Cost $68,984,465) (1)		70,148,937
Liabilities less Other Assets — (0.1%)		(84,429)
Total Net Assets — 100.0%		70,064,508

Trustee Deferred Compensation (8)
Meeder Aggressive Growth Fund	1,853	17,604
Meeder Balanced Fund	980	10,241
Meeder Dynamic Growth Fund	661	6,134
Meeder Muirfield Fund	2,199	14,184
Meeder Quantex Fund	1,161	34,993
Meeder Miller/Howard Infrastructure Fund	281	5,923
Total Trustee Deferred Compensation (Cost $75,759)		89,079

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Standard & Poors 500 Mini Futures expiring September 2016, notional value $8,987,860	86	(26,727)
Russell 2000 Mini Index Futures expiring September 2016, notional value $803,180	7	(18,956)
E-mini Standard & Poors MidCap 400 Futures expiring September 2016, notional value $1,194,400	8	(18,262)
Total Futures Contracts	101	(63,945)

(1)	Cost for federal income tax purposes of $69,330,765 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,807,266
Unrealized depreciation	(1,706,739)
Net unrealized appreciation (depreciation)	$1,100,527

(2)	Represents non-income producing securities.

(3)	Real estate investment trust.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2016.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2016.
(7)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Aggressive Growth Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 29

Schedule of Investments
June 30, 2016 (unaudited)

Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 49.0%
Consumer Discretionary — 6.0%
Abercrombie & Fitch Co.	3,217	57,295
Amazon.com, Inc. (2)	3,505	2,508,248
Best Buy Co., Inc.	6,057	185,344
Cable One, Inc.	87	44,493
Carnival Corp.	7,523	332,517
Carter's, Inc.	325	34,603
CBS Corp.	2,750	149,710
Children's Place, Inc./The	542	43,458
Coach, Inc.	3,611	147,112
Comcast Corp.	16,948	1,104,840
Darden Restaurants, Inc.	1,795	113,695
Discovery Communications, Inc. (2)	2,771	69,912
Dollar General Corp.	3,437	323,078
Dollar Tree, Inc. (2)	941	88,680
DR Horton, Inc.	4,648	146,319
Equifax, Inc.	586	75,242
Expedia, Inc.	538	57,189
Express, Inc. (2)	3,229	46,853
Finish Line, Inc./The	1,971	39,794
Ford Motor Co.	38,709	486,572
GameStop Corp. (4)	1,423	37,823
Garmin, Ltd. (4)	811	34,403
General Motors Co.	19,192	543,134
Genesco, Inc. (2)	1,100	70,741
Genuine Parts Co.	1,391	140,839
Goodyear Tire & Rubber Co./The	2,360	60,558
Hasbro, Inc.	1,871	157,145
Home Depot, Inc./The	10,278	1,312,398
International Game Technology PLC	2,619	49,080
Interpublic Group of Cos., Inc./The	1,467	33,888
Kohl's Corp.	2,055	77,926
Lear Corp.	898	91,380
Leggett & Platt, Inc.	682	34,857
Lowe's Cos., Inc.	8,434	667,720
Madison Square Garden Co./The (2)	374	64,519
Mattel, Inc.	2,847	89,083
McDonald's Corp.	7,190	865,245
MDC Holdings, Inc.	7,821	190,363
Meredith Corp.	777	40,334
Mohawk Industries, Inc. (2)	581	110,251
Netflix, Inc. (2)	2,831	258,980
News Corp.	16,797	190,646
NIKE, Inc.	11,786	650,587
NVR, Inc. (2)	42	74,774
O'Reilly Automotive, Inc. (2)	279	75,637
Pool Corp.	378	35,543
Priceline Group, Inc./The (2)	348	434,447
PVH Corp.	526	49,565
Ross Stores, Inc.	3,287	186,340
Royal Caribbean Cruises, Ltd.	1,100	73,865
Smith & Wesson Holding Corp. (2)(4)	1,264	34,356
Staples, Inc.	9,857	84,967
Starbucks Corp.	8,842	505,055
Target Corp.	4,928	344,073
Thor Industries, Inc.	1,267	82,026
Time Warner, Inc.	5,755	423,223
TJX Cos., Inc./The	5,497	424,533
Tractor Supply Co.	910	82,974
Twenty-First Century Fox, Inc.	9,282	251,078
Ulta Salon Cosmetics & Fragrance, Inc. (2)	165	40,201
Urban Outfitters, Inc. (2)	1,658	45,595
Viacom, Inc.	1,051	43,585
Vista Outdoor, Inc. (2)	1,270	60,617
Walt Disney Co./The	11,335	1,108,790
Whirlpool Corp.	560	93,318
Yum! Brands, Inc.	2,811	233,088
(Cost $16,339,176)		16,614,504

Consumer Staples — 5.4%
Altria Group, Inc.	14,296	985,852
Archer-Daniels-Midland Co.	6,597	282,945
Bunge, Ltd.	1,322	78,196
Casey's General Stores, Inc.	369	48,527
Clorox Co./The	1,466	202,880
Coca-Cola Co./The	26,312	1,192,723
Colgate-Palmolive Co.	3,034	222,089
ConAgra Foods, Inc.	1,882	89,978
Constellation Brands, Inc.	995	164,573
Costco Wholesale Corp.	2,416	379,409
Coty, Inc. (4)	5,484	142,529
CVS Health Corp.	8,239	788,802
Darling Ingredients, Inc. (2)	3,358	50,034
Dr Pepper Snapple Group, Inc.	2,388	230,752
Estee Lauder Cos., Inc./The	2,545	231,646
General Mills, Inc.	1,816	129,517
Hormel Foods Corp.	2,047	74,920
Ingredion, Inc.	682	88,258
JM Smucker Co./The	1,060	161,555
Kimberly-Clark Corp.	1,680	230,966
Kraft Heinz Co./The	9,545	844,542
Kroger Co./The	5,745	211,359
McCormick & Co., Inc./MD	475	50,668
Mead Johnson Nutrition Co.	993	90,115

The accompanying notes are an integral part of these financial statements.

Page 30	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Molson Coors Brewing Co.	2,316	234,217
Mondelez International, Inc.	13,229	602,052
Monster Beverage Corp. (2)	906	145,603
PepsiCo, Inc.	8,308	880,150
Philip Morris International, Inc.	10,165	1,033,984
Procter & Gamble Co./The	17,208	1,457,001
Reynolds American, Inc.	11,686	630,226
Rite Aid Corp. (2)	2,407	18,028
Sanderson Farms, Inc. (4)	410	35,522
Sysco Corp.	7,564	383,797
Tyson Foods, Inc.	4,326	288,934
Walgreens Boots Alliance, Inc.	7,263	604,790
Wal-Mart Stores, Inc.	23,965	1,749,924
(Cost $13,982,446)		15,037,063

Energy — 3.4%
Anadarko Petroleum Corp.	3,375	179,719
Apache Corp.	2,262	125,926
Atwood Oceanics, Inc. (4)	2,800	35,056
Baker Hughes, Inc.	2,971	134,081
Cabot Oil & Gas Corp.	2,324	59,820
Chesapeake Energy Corp. (4)	591	2,529
Chevron Corp.	15,006	1,573,079
Concho Resources, Inc. (2)	286	34,111
ConocoPhillips	8,407	366,545
CONSOL Energy, Inc. (4)	2,557	41,142
Diamond Offshore Drilling, Inc. (4)	3,137	76,323
EOG Resources, Inc.	3,749	312,742
EQT Corp.	726	56,214
Exxon Mobil Corp.	30,625	2,870,788
Halliburton Co.	4,886	221,287
Helmerich & Payne, Inc. (4)	607	40,748
Hess Corp.	3,518	211,432
HollyFrontier Corp.	1,310	31,139
Kinder Morgan, Inc./DE	15,024	281,249
Marathon Oil Corp.	7,585	113,851
Marathon Petroleum Corp.	4,000	151,840
National Oilwell Varco, Inc.	3,166	106,536
Noble Corp. plc (4)	6,790	55,950
Noble Energy, Inc.	2,446	87,738
Occidental Petroleum Corp.	4,633	350,069
ONEOK, Inc.	1,107	52,527
Parsley Energy, Inc. (2)	1,959	53,011
Phillips 66	3,671	291,257
Pioneer Natural Resources Co.	1,119	169,204
QEP Resources, Inc.	2,072	36,529
Range Resources Corp.	973	41,975
Rowan Cos. Plc	6,149	108,591
Schlumberger, Ltd.	8,528	674,394
Scorpio Tankers, Inc.	6,061	25,456
Spectra Energy Corp.	2,719	99,597
Tesoro Corp.	1,022	76,568
Valero Energy Corp.	5,607	285,957
World Fuel Services Corp.	1,064	50,529
WPX Energy, Inc. (2)	3,702	34,466
(Cost $8,859,176)		9,519,975

Financials — 7.7%
Aflac, Inc.	4,234	305,525
Alleghany Corp. (2)	82	45,066
Allied World Assurance Co. Holdings AG	3,922	137,819
Allstate Corp./The	4,221	295,259
Ally Financial, Inc.	3,228	55,102
American International Group, Inc.	12,324	651,816
American Tower Corp. (3)	1,781	202,339
Assurant, Inc.	397	34,265
Assured Guaranty, Ltd.	2,739	69,488
Axis Capital Holdings, Ltd.	3,449	189,695
Bank of America Corp.	97,189	1,289,698
Bank of New York Mellon Corp./The	12,528	486,713
BB&T Corp.	4,114	146,500
Berkshire Hathaway, Inc. (2)	15,374	2,226,001
BlackRock, Inc.	430	147,288
Capital One Financial Corp.	12,681	805,370
Chubb, Ltd.	1,909	249,525
Cincinnati Financial Corp.	1,057	79,159
CIT Group, Inc.	1,555	49,620
Citigroup, Inc.	25,193	1,067,931
Citizens Financial Group, Inc.	4,735	94,605
CME Group, Inc./IL	2,388	232,591
CNO Financial Group, Inc.	2,778	48,504
Comerica, Inc.	1,975	81,232
CoreSite Realty Corp. (3)	285	25,277
Crown Castle International Corp. (3)	1,304	132,265
CyrusOne, Inc. (3)	752	41,856
Discover Financial Services	1,955	104,768
DuPont Fabros Technology, Inc. (3)	1,312	62,372
E*TRADE Financial Corp. (2)	1,481	34,789
Education Realty Trust, Inc. (3)	582	26,853
Endurance Specialty Holdings, Ltd.	2,870	192,749
EPR Properties (3)	451	36,387
Equinix, Inc. (3)	614	238,066
Equity Residential (3)	1,793	123,502
Everest Re Group, Ltd.	832	151,981

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 31

Schedule of Investments
June 30, 2016 (unaudited)

Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Fifth Third Bancorp	9,125	160,509
General Growth Properties, Inc. (3)	5,252	156,615
Goldman Sachs Group, Inc./The	2,694	400,275
Great Western Bancorp, Inc.	597	18,829
Hancock Holding Co.	1,333	34,805
Hanover Insurance Group, Inc./The	1,530	129,469
Hartford Financial Services Group, Inc./The	3,640	161,543
Hospitality Properties Trust (3)	143	4,118
IBERIABANK Corp.	716	42,767
Intercontinental Exchange, Inc.	399	102,128
JPMorgan Chase & Co.	33,708	2,094,615
KeyCorp	14,096	155,761
Kimco Realty Corp. (3)	1,460	45,815
Leucadia National Corp.	2,033	35,232
Lincoln National Corp.	4,288	166,246
Loews Corp.	5,679	233,350
MetLife, Inc.	10,405	414,431
Morgan Stanley	19,617	509,650
Nasdaq, Inc.	1,253	81,032
Navient Corp.	9,013	107,705
Old Republic International Corp.	10,730	206,982
PNC Financial Services Group, Inc./The	3,409	277,459
Popular, Inc.	2,276	66,687
Progressive Corp./The	1,056	35,376
Prologis, Inc. (3)	3,844	188,510
Prudential Financial, Inc.	5,437	387,876
Public Storage (3)	1,040	265,814
Regions Financial Corp.	36,368	309,492
Reinsurance Group of America, Inc.	5,383	522,097
RenaissanceRe Holdings, Ltd.	952	111,803
S&P Global, Inc.	337	36,147
Senior Housing Properties Trust (3)	3,427	71,384
Spirit Realty Capital, Inc. (3)	3,314	42,320
STORE Capital Corp. (3)	2,004	59,018
SunTrust Banks, Inc.	5,954	244,590
Travelers Cos., Inc./The	4,965	591,034
Unum Group	3,475	110,470
US Bancorp	8,459	341,151
Validus Holdings, Ltd.	6,923	336,389
Ventas, Inc. (3)	1,572	114,473
Voya Financial, Inc.	2,097	51,922
Wells Fargo & Co.	25,198	1,192,620
Welltower, Inc. (3)	2,323	176,943
White Mountains Insurance Group, Ltd.	79	66,518
XL Group PLC	7,195	239,665
Zions Bancorporation	2,051	51,542
(Cost $21,789,973)		21,315,153

Healthcare — 7.1%
Abbott Laboratories	8,511	334,567
AbbVie, Inc.	11,318	700,697
Aetna, Inc.	7,008	855,887
Agilent Technologies, Inc.	4,606	204,322
Alexion Pharmaceuticals, Inc. (2)	1,657	193,471
Allergan plc (2)	2,869	662,997
Amgen, Inc.	5,439	827,544
Anthem, Inc.	5,055	663,924
Baxter International, Inc.	5,568	251,785
Becton Dickinson and Co.	1,507	255,572
Biogen, Inc. (2)	1,558	376,756
Bio-Rad Laboratories, Inc. (2)	424	60,640
Boston Scientific Corp. (2)	14,709	343,749
Bristol-Myers Squibb Co.	11,381	837,073
Bruker Corp.	1,863	42,365
Cambrex Corp. (2)	651	33,676
Cardinal Health, Inc.	1,135	88,541
Celgene Corp. (2)	5,850	576,986
Charles River Laboratories International, Inc. (2)	682	56,224
Cigna Corp.	4,325	553,557
CR Bard, Inc.	616	144,859
Cynosure, Inc. (2)	712	34,635
DENTSPLY SIRONA, Inc.	2,939	182,336
Edwards Lifesciences Corp. (2)	2,132	212,624
Eli Lilly & Co.	7,338	577,868
Emergent BioSolutions, Inc. (2)	1,662	46,735
Express Scripts Holding Co. (2)	3,700	280,460
Gilead Sciences, Inc.	8,354	696,891
Henry Schein, Inc. (2)	458	80,974
INC Research Holdings, Inc. (2)	935	35,652
Intuitive Surgical, Inc. (2)	448	296,312
Johnson & Johnson	20,285	2,460,570
Laboratory Corp of America Holdings (2)	702	91,450
Masimo Corp. (2)	1,391	73,048
McKesson Corp.	1,433	267,469
Medivation, Inc. (2)	574	34,612
Medtronic PLC	9,966	864,750
Merck & Co., Inc.	19,832	1,142,522
Mettler-Toledo International, Inc. (2)	92	33,573
Mylan NV (2)	961	41,554
PerkinElmer, Inc.	1,790	93,832
Pfizer, Inc.	45,930	1,617,195
PRA Health Sciences, Inc. (2)	803	33,533
Prestige Brands Holdings, Inc. (2)	648	35,899
Quest Diagnostics, Inc.	2,448	199,292

The accompanying notes are an integral part of these financial statements.

Page 32	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Shire PLC	426	78,418
Stryker Corp.	1,819	217,971
Teleflex, Inc.	371	65,782
Thermo Fisher Scientific, Inc.	3,172	468,695
UnitedHealth Group, Inc.	6,563	926,696
Universal Health Services, Inc.	1,126	150,997
VCA, Inc. (2)	1,205	81,470
VWR Corp. (2)	2,364	68,320
Zimmer Biomet Holdings, Inc.	1,488	179,125
Zoetis, Inc.	1,171	55,576
(Cost $18,756,196)		19,792,028

Industrials — 4.7%
3M Co.	4,508	789,441
Acuity Brands, Inc.	136	33,723
AGCO Corp.	1,694	79,838
Air Lease Corp.	1,300	34,814
AO Smith Corp.	748	65,906
Atlas Air Worldwide Holdings, Inc. (2)	849	35,166
Beacon Roofing Supply, Inc. (2)	846	38,468
Boeing Co./The	4,365	566,883
BWX Technologies, Inc.	1,958	70,038
Carlisle Cos., Inc.	698	73,765
CH Robinson Worldwide, Inc.	1,614	119,840
CSX Corp.	5,069	132,200
Cummins, Inc.	1,096	123,234
Curtiss-Wright Corp.	1,211	102,027
Danaher Corp.	6,355	641,855
Delta Air Lines, Inc.	4,078	148,562
Dover Corp.	1,122	77,777
Eaton Corp. PLC	4,927	294,290
Emerson Electric Co.	2,884	150,429
FedEx Corp.	2,219	336,800
General Dynamics Corp.	1,783	248,265
General Electric Co.	68,563	2,158,362
Hawaiian Holdings, Inc. (2)	873	33,139
HD Supply Holdings, Inc. (2)	3,503	121,974
Honeywell International, Inc.	5,164	600,676
Huntington Ingalls Industries, Inc.	466	78,302
Illinois Tool Works, Inc.	2,025	210,924
Ingersoll-Rand PLC	3,623	230,713
Jacobs Engineering Group, Inc. (2)	6,958	346,578
Kansas City Southern	385	34,685
L-3 Communications Holdings, Inc.	1,671	245,119
Lockheed Martin Corp.	1,373	340,737
ManpowerGroup, Inc.	984	63,311
Masco Corp.	3,440	106,434
MSC Industrial Direct Co., Inc.	548	38,667
Norfolk Southern Corp.	2,414	205,504
Northrop Grumman Corp.	2,555	567,925
Oshkosh Corp.	1,069	51,002
Owens Corning	1,824	93,972
Quanta Services, Inc. (2)	6,982	161,424
Raytheon Co.	2,469	335,661
Republic Services, Inc.	5,055	259,372
Ryder System, Inc.	1,106	67,621
Snap-on, Inc.	372	58,709
Southwest Airlines Co.	4,699	184,248
Spirit AeroSystems Holdings, Inc. (2)	91	3,913
Stanley Black & Decker, Inc.	2,854	317,422
Terex Corp.	2,141	43,484
Textron, Inc.	954	34,878
Timken Co./The	1,320	40,471
Toro Co./The	1,214	107,075
TransUnion (2)	675	22,572
Trinity Industries, Inc.	1,865	34,633
Tutor Perini Corp. (2)	1,674	39,423
Union Pacific Corp.	4,015	350,309
United Continental Holdings, Inc. (2)	1,321	54,214
United Parcel Service, Inc.	1,768	190,449
United Technologies Corp.	5,196	532,850
USG Corp. (2)	1,306	35,210
Wabash National Corp. (2)	3,331	42,304
Waste Management, Inc.	2,491	165,079
Watsco, Inc.	359	50,508
WESCO International, Inc. (2)	1,043	53,704
Xylem, Inc./NY	2,729	121,850
(Cost $12,575,716)		12,998,728

Information Technology — 9.9%
Accenture PLC	6,722	761,535
Activision Blizzard, Inc.	7,199	285,296
Adobe Systems, Inc. (2)	4,012	384,309
Alphabet, Inc. (2)	4,656	3,275,636
Analog Devices, Inc.	959	54,318
Apple, Inc.	39,135	3,741,306
Applied Materials, Inc.	12,625	302,621
Arrow Electronics, Inc. (2)	2,416	149,550
Autodesk, Inc. (2)	640	34,650
Automatic Data Processing, Inc.	827	75,976
Avnet, Inc.	7,255	293,900
Broadcom, Ltd.	1,748	271,639
Broadridge Financial Solutions, Inc.	701	45,705
Brocade Communications Systems, Inc.	4,001	36,729

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 33

Schedule of Investments
June 30, 2016 (unaudited)

Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
CA, Inc.	9,027	296,356
CACI International, Inc. (2)	407	36,797
Cadence Design Systems, Inc. (2)	1,887	45,854
Cisco Systems, Inc.	41,532	1,191,553
Citrix Systems, Inc. (2)	2,638	211,277
Cognizant Technology Solutions Corp. (2)	3,807	217,913
Coherent, Inc. (2)	1,574	144,462
Computer Sciences Corp.	3,354	166,526
Corning, Inc.	14,769	302,469
eBay, Inc. (2)	7,138	167,101
Electronic Arts, Inc. (2)	2,860	216,674
Facebook, Inc. (2)	20,429	2,334,626
Fidelity National Information Services, Inc.	2,993	220,524
First Solar, Inc. (2)	1,411	68,405
Fiserv, Inc. (2)	985	107,099
FLIR Systems, Inc.	1,146	35,469
Genpact, Ltd. (2)	2,019	54,190
Global Payments, Inc.	714	50,965
Harris Corp.	410	34,210
Hewlett Packard Enterprise Co.	13,593	248,344
HP, Inc.	5,239	65,749
Integrated Device Technology, Inc. (2)	1,670	33,617
Intel Corp.	37,517	1,230,557
International Business Machines Corp.	6,580	998,712
Intuit, Inc.	1,426	159,156
Itron, Inc. (2)	1,439	62,021
Jabil Circuit, Inc.	1,873	34,594
Juniper Networks, Inc.	4,509	101,407
Lumentum Holdings, Inc. (2)	103	2,493
MasterCard, Inc.	5,699	501,854
Maxim Integrated Products, Inc.	957	34,155
MaxLinear, Inc. (2)	531	9,547
Micron Technology, Inc. (2)	5,800	79,808
Microsoft Corp.	54,448	2,786,103
MicroStrategy, Inc. (2)	196	34,304
Motorola Solutions, Inc.	517	34,106
NVIDIA Corp.	7,413	348,485
Oracle Corp.	27,397	1,121,359
PayPal Holdings, Inc. (2)	7,408	270,466
QLogic Corp. (2)	3,920	57,781
QUALCOMM, Inc.	9,937	532,325
salesforce.com, Inc. (2)	3,977	315,814
Sanmina Corp. (2)	2,212	59,304
Skyworks Solutions, Inc.	1,798	113,777
Symantec Corp.	3,337	68,542
Synopsys, Inc. (2)	1,000	54,080
Tech Data Corp. (2)	472	33,913
Teradyne, Inc.	2,973	58,538
Texas Instruments, Inc.	8,678	543,677
Total System Services, Inc.	2,294	121,834
Visa, Inc.	15,401	1,142,292
Western Digital Corp.	1,598	75,521
Xerox Corp.	15,291	145,112
Xilinx, Inc.	948	43,731
Yahoo!, Inc. (2)	8,076	303,335
(Cost $27,886,075)		27,442,053

Materials — 1.2%
Air Products & Chemicals, Inc.	1,006	142,892
Albemarle Corp.	1,151	91,286
Alcoa, Inc.	7,280	67,486
Avery Dennison Corp.	2,742	204,965
Celanese Corp.	526	34,427
Commercial Metals Co.	3,898	65,876
Domtar Corp.	10,570	370,056
Eastman Chemical Co.	863	58,598
International Flavors & Fragrances, Inc.	355	44,755
LyondellBasell Industries NV	3,016	224,451
Martin Marietta Materials, Inc.	733	140,736
Monsanto Co.	2,935	303,507
Mosaic Co./The	4,217	110,401
Newmont Mining Corp.	5,387	210,739
Nucor Corp.	4,370	215,922
PPG Industries, Inc.	674	70,197
Reliance Steel & Aluminum Co.	1,218	93,664
Royal Gold, Inc.	511	36,802
Sherwin-Williams Co./The	766	224,951
Sonoco Products Co.	815	40,473
Steel Dynamics, Inc.	4,646	113,827
Trinseo SA	2,805	120,419
Vulcan Materials Co.	1,987	239,155
WestRock Co.	2,752	106,970
Worthington Industries, Inc.	697	29,483
(Cost $3,376,780)		3,362,038

Telecommunication Services — 1.4%
AT&T, Inc.	52,386	2,263,599
CenturyLink, Inc.	6,203	179,949
Level 3 Communications, Inc. (2)(3)	2,631	135,470
Verizon Communications, Inc.	25,592	1,429,057
(Cost $3,515,251)		4,008,075

Utilities — 2.2%
AES Corp./VA	7,676	95,796

The accompanying notes are an integral part of these financial statements.

Page 34	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Balanced Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Ameren Corp.	3,570	191,281
American Electric Power Co., Inc.	8,415	589,807
American Water Works Co., Inc.	1,515	128,033
Atmos Energy Corp.	441	35,862
Consolidated Edison, Inc.	4,495	361,578
DTE Energy Co.	1,562	154,825
Duke Energy Corp.	4,715	404,500
Edison International	3,138	243,728
Entergy Corp.	3,469	282,203
Exelon Corp.	11,224	408,105
FirstEnergy Corp.	7,066	246,674
Fluor Corp.	1,381	68,056
Great Plains Energy, Inc.	6,189	188,146
NextEra Energy, Inc.	2,305	300,572
NiSource, Inc.	10,690	283,499
PG&E Corp.	4,474	285,978
Pinnacle West Capital Corp.	4,977	403,436
Portland General Electric Co.	795	35,075
PPL Corp.	4,658	175,840
Public Service Enterprise Group, Inc.	7,965	371,249
SCANA Corp.	2,618	198,078
Southern Co./The	4,551	244,070
Westar Energy, Inc.	1,927	108,085
Xcel Energy, Inc.	4,351	194,837
(Cost $5,593,542)		5,999,313

Total Common Stocks (Cost $132,674,331)		136,088,930

Registered Investment Companies — 32.1%
Baird Core Plus Bond Fund - Class I	422,926	4,804,439
DoubleLine Total Return Bond Fund - Class I	709,357	7,776,899
Frost Total Return Bond Fund - Class I	304,570	3,188,847
iShares 1-3 Year Treasury Bond ETF (9)	51,010	4,352,173
iShares 3-7 Year Treasury Bond ETF (9)	106,775	13,597,693
iShares 7-10 Year Treasury Bond ETF (9)	96,855	10,939,995
iShares iBoxx $ High Yield Corporate Bond ETF (9)	48,570	4,113,879
iShares JP Morgan USD Emerging Markets Bond ETF (9)	45,000	5,181,750
iShares MSCI Emerging Markets ETF (9)	117,587	4,040,289
JPMorgan Core Plus Bond Fund - Class I	570,002	4,782,318
Lord Abbett High Yield Fund - Class I	325,742	2,351,855
Metropolitan West Total Return Bond Fund - Class I	707,974	7,780,637
PIMCO Investment Grade Corporate Bond Fund - Class I	152,931	1,598,134
Pioneer Bond Fund - Class Y	491,131	4,749,234
Prudential Total Return Bond Fund - Class Z	537,808	7,889,645
TCW Emerging Markets Income Fund - Class I	264,484	2,158,186
Total Registered Investment Companies (Cost $87,548,463)		89,305,973

Money Market Registered Investment Companies — 17.2%
Fidelity Institutional Money Market Portfolio, 0.46% (5)	481,678	481,678
Meeder Money Market Fund - Institutional Class, 0.39% (6)	47,368,102	47,368,102
Total Money Market Registered Investment Companies (Cost $47,849,780)		47,849,780

Bank Obligations — 0.3%
Capital Bank Deposit Account, 0.70%, 7/1/2016 (7)	249,000	249,000
EverBank Money Market Account, 0.61%, 7/1/2016 (7)	249,000	249,000
Pacific Mercantile Bank Deposit Account, 0.60%, 7/1/2016 (7)	249,000	249,000
Total Bank Obligations (Cost $747,000)		747,000
Total Investments — 98.6% (Cost $268,819,574) (1)		273,991,683
Other Assets less Liabilities — 1.4%		3,862,300
Total Net Assets — 100.0%		277,853,983

Trustee Deferred Compensation (8)
Meeder Aggressive Growth Fund	3,302	31,369
Meeder Balanced Fund	1,762	18,413
Meeder Dynamic Growth Fund	1,183	10,978
Meeder Muirfield Fund	3,061	19,743
Meeder Quantex Fund	1,235	37,223
Meeder Miller/Howard Infrastructure Fund	505	10,645
Total Trustee Deferred Compensation (Cost $116,490)		128,371

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 35

Schedule of Investments
June 30, 2016 (unaudited)

Balanced Fund
	Long (Short) Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Standard & Poors 500 Mini Futures expiring September 2016, notional value $55,390,300	530	(8,943)
Total Futures Contracts	530	(8,943)

(1)	Cost for federal income tax purposes of $269,526,048 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$8,364,345
Unrealized depreciation	(3,201,179)
Net unrealized appreciation (depreciation)	$5,163,166

(2)	Represents non-income producing securities.

(3)	Real estate investment trust.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2016.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2016.

(7)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(9)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 36	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Global Opportunities Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 45.9%
Consumer Discretionary — 4.4%
Abercrombie & Fitch Co.	4,393	78,239
Amazon.com, Inc. (2)	1,311	938,178
Best Buy Co., Inc.	8,767	268,270
Children's Place, Inc./The	3,284	263,311
Dollar General Corp.	3,324	312,456
General Motors Co.	12,029	340,421
Home Depot, Inc./The	4,604	587,885
Lear Corp.	2,249	228,858
Lowe's Cos., Inc.	3,813	301,875
McDonald's Corp.	2,518	303,016
News Corp.	18,884	214,333
(Cost $3,768,667)		3,836,842

Consumer Staples — 2.1%
Ingredion, Inc.	2,026	262,185
Reynolds American, Inc.	7,878	424,861
Rite Aid Corp. (2)	67,251	503,710
Sysco Corp.	6,257	317,480
Tyson Foods, Inc.	4,802	320,726
(Cost $1,764,023)		1,828,962

Energy — 5.5%
Chevron Corp.	6,385	669,340
Exxon Mobil Corp.	11,402	1,068,823
Hess Corp.	3,270	196,527
HollyFrontier Corp.	236	5,610
Marathon Petroleum Corp.	4,666	177,121
Noble Corp. plc	28,217	232,508
Parsley Energy, Inc. (2)	9,760	264,106
PBF Energy, Inc.	10,397	247,241
Phillips 66	4,312	342,114
Rowan Cos. Plc	14,310	252,715
Teekay Tankers, Ltd.	62,623	186,617
Tesoro Corp.	3,620	271,210
Unit Corp. (2)	1,210	18,828
Valero Energy Corp.	5,852	298,452
World Fuel Services Corp.	5,506	261,480
WPX Energy, Inc.	26,254	244,425
(Cost $4,912,106)		4,737,117

Financials — 18.0%
Aflac, Inc.	4,540	327,606
Allied World Assurance Co. Holdings AG	4,299	151,067
Allstate Corp./The	4,512	315,614
American Campus Communities, Inc. (3)	4,880	258,006
American International Group, Inc.	7,616	402,810
Assurant, Inc.	3,156	272,394
Assured Guaranty, Ltd.	10,217	259,205
Axis Capital Holdings, Ltd.	4,834	265,870
Bank of America Corp.	39,872	529,101
Berkshire Hathaway, Inc. (2)	1,575	228,044
Capital One Financial Corp.	5,255	333,745
CIT Group, Inc.	659	21,029
Citigroup, Inc.	12,034	510,122
Citizens Financial Group, Inc.	7,976	159,360
CNO Financial Group, Inc.	6,198	108,217
Comerica, Inc.	4,319	177,640
CoreSite Realty Corp. (3)	2,987	264,917
CyrusOne, Inc. (3)	4,747	264,218
DuPont Fabros Technology, Inc. (3)	5,443	258,760
Empire State Realty Trust, Inc. (3)	226	4,292
Endurance Specialty Holdings, Ltd.	765	51,377
EPR Properties (3)	1,782	143,772
Equinix, Inc. (3)	788	305,531
Equity LifeStyle Properties, Inc. (3)	3,224	258,081
Equity One, Inc. (3)	8,015	257,923
Equity Residential (3)	2,741	188,800
Everest Re Group, Ltd.	1,447	264,323
Fifth Third Bancorp	15,679	275,794
Great Western Bancorp, Inc.	4,405	138,934
Hanover Insurance Group, Inc./The	3,029	256,314
JPMorgan Chase & Co.	11,558	718,214
KeyCorp	23,963	264,791
Kimco Realty Corp. (3)	9,123	286,280
Lincoln National Corp.	3,570	138,409
Loews Corp.	6,603	271,317
Mack-Cali Realty Corp. (3)	7,336	198,072
MetLife, Inc.	8,298	330,509
Morgan Stanley	14,065	365,409
Nasdaq, Inc.	4,241	274,265
Navient Corp.	6,719	80,292
Old Republic International Corp.	11,074	213,617
PNC Financial Services Group, Inc./The	2,278	185,406
Popular, Inc.	5,418	158,747
Prologis, Inc. (3)	6,310	309,442
Prudential Financial, Inc.	4,426	315,751
Public Storage (3)	1,361	347,858
QTS Realty Trust, Inc. (3)	602	33,700
Regions Financial Corp.	27,003	229,796
Reinsurance Group of America, Inc.	2,697	261,582
RenaissanceRe Holdings, Ltd.	2,229	261,774
Retail Properties of America, Inc. (3)	8,982	151,796
Senior Housing Properties Trust (3)	11,928	248,460

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 37

Schedule of Investments
June 30, 2016 (unaudited)

Global Opportunities Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
STORE Capital Corp. (3)	8,908	262,341
SunTrust Banks, Inc.	7,280	299,062
Travelers Cos., Inc./The	2,842	338,312
United Community Banks, Inc./GA	4,800	87,792
Unum Group	8,023	255,051
Validus Holdings, Ltd.	5,461	265,350
VEREIT, Inc. (3)	2,031	20,594
Wells Fargo & Co.	13,724	649,557
XL Group PLC	8,551	284,834
Zions Bancorporation	8,617	216,545
(Cost $15,274,494)		15,577,791

Healthcare — 2.8%
Aetna, Inc.	2,842	347,093
Anthem, Inc.	1,975	259,397
Boston Scientific Corp. (2)	14,065	328,699
Cigna Corp.	4,530	579,796
Edwards Lifesciences Corp. (2)	2,958	295,001
Five Prime Therapeutics, Inc. (2)	2,201	91,011
Johnson & Johnson	1,148	139,252
UnitedHealth Group, Inc.	2,635	372,062
(Cost $2,200,901)		2,412,311

Industrials — 2.1%
Atlas Air Worldwide Holdings, Inc. (2)	752	31,148
BWX Technologies, Inc.	6,110	218,555
General Electric Co.	2,689	84,650
Hawaiian Holdings, Inc. (2)	5,752	218,346
Insperity, Inc.	3,433	265,131
Jacobs Engineering Group, Inc. (2)	4,383	218,317
Owens Corning	5,124	263,988
Quanta Services, Inc. (2)	7,718	178,440
Stanley Black & Decker, Inc.	2,569	285,724
Tutor Perini Corp. (2)	1,278	30,097
(Cost $1,629,092)		1,794,396

Information Technology — 6.7%
Activision Blizzard, Inc.	8,186	324,411
Alphabet, Inc. (2)	606	426,339
Apple, Inc.	5,715	546,355
Arrow Electronics, Inc. (2)	4,153	257,071
Avnet, Inc.	6,028	244,194
Cisco Systems, Inc.	19,202	550,905
Coherent, Inc. (2)	2,511	230,460
Computer Sciences Corp.	8,291	411,648
Facebook, Inc. (2)	1,476	168,677
Fairchild Semiconductor International, Inc. (2)	22,989	456,332
Global Payments, Inc.	3,430	244,833
Hewlett Packard Enterprise Co.	13,864	253,295
Intel Corp.	17,579	576,591
Marvell Technology Group, Ltd.	12,174	116,018
MaxLinear, Inc. (2)	6,556	117,877
Microsoft Corp.	5,474	280,105
NVIDIA Corp.	6,459	303,638
Sanmina Corp.	9,080	243,435
Tech Data Corp.	278	19,974
Zynga, Inc.	1,882	4,686
(Cost $5,520,254)		5,776,844

Materials — 1.8%
Albemarle Corp.	2,850	226,034
Domtar Corp.	6,980	244,370
Newmont Mining Corp.	7,878	308,187
Reliance Steel & Aluminum Co.	3,390	260,691
Steel Dynamics, Inc.	8,570	209,965
Trinseo SA	6,135	263,376
(Cost $1,346,063)		1,512,623

Telecommunication Services — 1.3%
AT&T, Inc.	$18,812	812,867
CenturyLink, Inc.	10,195	295,757
(Cost $1,041,580)		1,108,624

Utilities — 1.2%
Exelon Corp.	9,165	333,239
NiSource, Inc.	10,820	286,946
PG&E Corp.	5,088	325,226
TECO Energy, Inc.	4,196	115,977
(Cost $955,004)		1,061,388

Total Common Stocks (Cost $38,412,184)		39,646,898

The accompanying notes are an integral part of these financial statements.

Page 38	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Global Opportunities Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — 46.2%
Goldman Sachs Emerging Markets Equity Insights Fund - Class I	212,211	1,672,222
iShares Core MSCI EAFE ETF (7)	146,645	7,609,409
iShares Core MSCI Emerging Markets ETF (7)	344,012	14,393,463
iShares MSCI EAFE ETF (7)	242,032	13,510,226
Oppenheimer Developing Markets Fund - Class Y	18,442	574,110
Oppenheimer International Growth Fund - Class I	61,215	2,145,570
Total Registered Investment Companies (Cost $42,247,398)		39,905,000

Money Market Registered Investment Companies — 6.6%
Meeder Money Market Fund - Institutional Class, 0.39% (4)	5,693,065	5,693,065
Total Money Market Registered Investment Companies (Cost $5,693,065)		5,693,065

Bank Obligations — 0.9%
Capital Bank Deposit Account, 0.70%, 7/1/2016 (5)	249,000	249,000
EverBank Money Market Account, 0.61%, 7/1/2016 (5)	249,000	249,000
Pacific Mercantile Bank Deposit Account, 0.60%, 7/1/2016 (5)	249,000	249,000
Total Bank Obligations (Cost $747,000)		747,000
Total Investments — 99.6% (Cost $87,099,647) (1)		85,991,963
Other Assets less Liabilities — 0.4%		305,033
Total Net Assets — 100.0%		86,296,996

Trustee Deferred Compensation (6)
Meeder Aggressive Growth Fund	2,665	25,318
Meeder Balanced Fund	1,416	14,797
Meeder Dynamic Growth Fund	953	8,844
Meeder Muirfield Fund	2,476	15,970
Meeder Quantex Fund	1,013	30,532
Meeder Miller/Howard Infrastructure Fund	404	8,516
Total Trustee Deferred Compensation (Cost $93,952)		103,977

	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Standard & Poors 500 Mini Futures expiring September 2016, notional value $5,748,050	55	(13,890)
Russell 2000 Mini Index Futures expiring September 2016, notional value $1,147,400	10	(27,080)
E-mini Standard & Poors MidCap 400 Futures expiring September 2016, notional value $1,194,400	8	(18,262)
Total Futures Contracts	73	(59,232)

(1)	Cost for federal income tax purposes of $87,519,951 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,849,284
Unrealized depreciation	(4,016,200)
Net unrealized appreciation (depreciation)	$(1,166,916)

(2)	Represents non-income producing securities.

(3)	Real estate investment trust.

(4)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2016.

(5)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(6)	Assets of affiliates to the Global Opportunities Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(7)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 39

Schedule of Investments
June 30, 2016 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — 77.4%
Consumer Discretionary — 10.1%
Aaron's, Inc. (6)	2,120	46,407
Abercrombie & Fitch Co.	11,438	203,711
Amazon.com, Inc. (2)(6)	1,850	1,323,897
American Eagle Outfitters, Inc.	3,146	50,116
AutoNation, Inc. (2)	2,804	131,732
AutoZone, Inc. (2)	96	76,209
Barnes & Noble, Inc.	5,743	65,183
Best Buy Co., Inc.	13,008	398,045
Big Lots, Inc.	422	21,146
Carnival Corp.	5,461	241,376
CBS Corp.	1,384	75,345
Children's Place, Inc./The	3,335	267,400
Cinemark Holdings, Inc.	446	16,261
Coach, Inc.	5,827	237,392
Comcast Corp.	3,770	245,766
Cooper Tire & Rubber Co. (6)	3,670	109,439
Darden Restaurants, Inc.	1,320	83,609
DeVry Education Group, Inc.	2,096	37,393
Dollar General Corp. (6)	5,562	522,828
Domino's Pizza, Inc.	720	94,594
DR Horton, Inc.	2,616	82,352
Express, Inc. (2)	12,610	182,971
Fiesta Restaurant Group, Inc. (2)	2,686	58,582
Finish Line, Inc./The	4,541	91,683
Foot Locker, Inc.	1,752	96,115
Ford Motor Co.	26,448	332,451
Garmin, Ltd. (4)	1,253	53,152
General Motors Co. (6)	41,866	1,184,808
Genesco, Inc. (2)	1,541	99,102
Genuine Parts Co. (6)	4,685	474,356
Goodyear Tire & Rubber Co./The (6)	10,136	260,090
Graham Holdings Co.	305	149,310
Hasbro, Inc.	926	77,775
Home Depot, Inc./The	3,019	385,496
Houghton Mifflin Harcourt Co. (2)	616	9,628
International Game Technology PLC	7,707	144,429
Lear Corp.	1,070	108,883
Leggett & Platt, Inc.	2,623	134,062
Lowe's Cos., Inc. (6)	6,155	487,291
Mattel, Inc.	256	8,010
McDonald's Corp.	2,668	321,067
MDC Holdings, Inc.	18,945	461,121
Meredith Corp.	270	14,016
Movado Group, Inc. (6)	2,673	57,951
Murphy USA, Inc. (2)	2,584	191,629
Nautilus, Inc. (2)	1,467	26,171
News Corp.	31,724	360,067
NIKE, Inc.	303	16,726
Nutrisystem, Inc.	994	25,208
Ollie's Bargain Outlet Holdings, Inc. (2)	1,097	27,304
Scholastic Corp. (6)	1,552	61,475
Skechers U.S.A., Inc. (2)(6)	3,586	106,576
Smith & Wesson Holding Corp. (2)(6)	3,618	98,337
Staples, Inc. (6)	19,574	168,728
Sturm Ruger & Co., Inc. (4)	461	29,509
Target Corp.	1,487	103,822
Tenneco, Inc. (2)	2,556	119,135
Time Warner, Inc.	1,411	103,765
TJX Cos., Inc./The (6)	6,180	477,281
Tuesday Morning Corp. (2)	12,651	88,810
Ulta Salon Cosmetics & Fragrance, Inc. (2)	591	143,991
Urban Outfitters, Inc. (2)	1,478	40,645
Vince Holding Corp. (2)	9,227	50,564
Vista Outdoor, Inc. (2)(6)	6,419	306,379
Visteon Corp. (6)	1,612	106,086
Walt Disney Co./The (6)	2,458	240,442
Whirlpool Corp. (6)	2,762	460,260
(Cost $13,033,796)		12,875,460

Consumer Staples — 5.4%
Andersons, Inc./The	1,503	53,417
Archer-Daniels-Midland Co.	4,888	209,646
Blue Buffalo Pet Products, Inc. (2)	25	584
Boston Beer Co., Inc./The (2)	131	22,405
Bunge, Ltd. (6)	4,517	267,181
Casey's General Stores, Inc. (6)	2,084	274,067
Central Garden & Pet Co. (2)	600	13,026
Colgate-Palmolive Co.	2,533	185,416
Constellation Brands, Inc. (6)	2,400	396,960
CVS Health Corp.	2,665	255,147
Darling Ingredients, Inc. (2)	6,512	97,029
Dr Pepper Snapple Group, Inc.	2,178	210,460
Herbalife, Ltd. (2)	785	45,946
Hormel Foods Corp.	2,366	86,596
Ingles Markets, Inc.	1,464	54,607
Ingredion, Inc.	1,725	223,232
Kimberly-Clark Corp.	1,060	145,729
Kraft Heinz Co./The	4,293	379,845
Lancaster Colony Corp.	48	6,125
Molson Coors Brewing Co. (6)	3,900	394,407
Mondelez International, Inc. (6)	12,986	590,993
Natural Health Trends Corp. (6)	286	8,062
PepsiCo, Inc.	1,764	186,878

The accompanying notes are an integral part of these financial statements.

Page 40	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
Philip Morris International, Inc.	225	22,887
Pilgrim's Pride Corp.	38	968
Reynolds American, Inc.	4,846	261,345
Sanderson Farms, Inc. (4)	341	29,544
Spectrum Brands Holdings, Inc.	1,161	138,519
Sysco Corp.	4,721	239,544
Tyson Foods, Inc. (6)	10,627	709,777
Walgreens Boots Alliance, Inc. (6)	5,681	473,057
Wal-Mart Stores, Inc.	11,391	831,771
(Cost $6,430,725)		6,815,170

Energy — 4.9%
Antero Resources Corp. (2)	60	1,559
Atwood Oceanics, Inc. (4)	2,654	33,228
Cabot Oil & Gas Corp.	256	6,589
Callon Petroleum Co. (2)	1,095	12,297
Chevron Corp. (6)	8,186	858,138
Concho Resources, Inc. (2)(6)	1,972	235,200
ConocoPhillips	1,393	60,735
CONSOL Energy, Inc. (4)	4,499	72,389
Continental Resources, Inc./OK (2)	180	8,149
Diamond Offshore Drilling, Inc. (4)	3,381	82,260
Exxon Mobil Corp.	12,394	1,161,814
Forum Energy Technologies, Inc. (2)	1,262	21,845
GasLog, Ltd. (4)(6)	7,152	92,833
Hess Corp.	3,002	180,420
HollyFrontier Corp.	2,093	49,751
Hornbeck Offshore Services, Inc. (2)(4)	5,447	45,428
Marathon Oil Corp.	9,700	145,597
Marathon Petroleum Corp. (6)	5,727	217,397
Matador Resources Co. (2)	2,328	46,094
Matrix Service Co. (2)(6)	4,688	77,305
Nabors Industries, Ltd.	6,844	68,782
National Oilwell Varco, Inc.	1,682	56,599
Noble Corp. plc	20,553	169,357
Oasis Petroleum, Inc. (2)	4,298	40,143
Oil States International, Inc. (2)(6)	6,557	215,594
ONEOK, Inc.	757	35,920
Parsley Energy, Inc. (2)	6,652	180,003
Patterson-UTI Energy, Inc. (6)	8,573	182,776
PBF Energy, Inc.	4,266	101,445
Phillips 66	24	1,904
Pioneer Natural Resources Co.	537	81,200
QEP Resources, Inc.	4,396	77,501
Range Resources Corp.	76	3,279
Rice Energy, Inc. (2)	768	16,927
Rowan Cos. Plc	30,932	546,259
RSP Permian, Inc. (2)	373	13,014
Schlumberger, Ltd.	2,450	193,746
SemGroup Corp.	1,072	34,904
Teekay Corp.	1,549	11,044
Tesoro Corp.	1,105	82,787
Unit Corp. (2)	765	11,903
Valero Energy Corp. (6)	11,592	591,192
World Fuel Services Corp.	1,658	78,738
WPX Energy, Inc. (2)	9,463	88,101
(Cost $6,087,578)		6,292,146

Financials — 17.0%
Aflac, Inc.	2,740	197,718
Alleghany Corp. (2)(6)	1,034	568,266
Allstate Corp./The	2,484	173,756
Ally Financial, Inc.	7,484	127,752
American Campus Communities, Inc. (3)	3,782	199,954
American Financial Group, Inc./OH	1,780	131,595
American International Group, Inc.	27,476	1,453,206
Assurant, Inc.	1,157	99,861
Assured Guaranty, Ltd. (6)	33,535	850,783
Axis Capital Holdings, Ltd.	4,560	250,800
Banc of California, Inc.	818	14,806
Bank of America Corp. (6)	86,913	1,153,336
Bank of New York Mellon Corp./The	2,314	89,899
BB&T Corp.	4,160	148,138
Berkshire Hathaway, Inc. (2)(6)	3,296	477,228
Capital One Financial Corp.	10,356	657,710
CIT Group, Inc.	764	24,379
Citigroup, Inc. (6)	24,313	1,030,628
Citizens Financial Group, Inc. (6)	28,753	574,485
CME Group, Inc.	1,756	171,034
CNO Financial Group, Inc.	17,408	303,944
Comerica, Inc. (6)	12,788	525,970
CoreSite Realty Corp. (3)	1,208	107,138
CyrusOne, Inc. (3)	254	14,138
DuPont Fabros Technology, Inc. (3)	2,573	122,320
East West Bancorp, Inc. (6)	5,383	183,991
Endurance Specialty Holdings, Ltd.	1,703	114,373
Enova International, Inc. (2)	782	5,756
Equity Residential (3)	1,288	88,717
Everest Re Group, Ltd.	2,749	502,160
Fifth Third Bancorp	3,637	63,975
First Midwest Bancorp, Inc./IL	3,354	58,896
General Growth Properties, Inc. (3)	1,280	38,170
Goldman Sachs Group, Inc./The (6)	3,162	469,810
Great Western Bancorp, Inc.	11,569	364,886

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 41

Schedule of Investments
June 30, 2016 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
Green Dot Corp. (2)	1,166	26,806
Hancock Holding Co.	1,369	35,745
Hanover Insurance Group, Inc./The (6)	3,410	288,554
Intercontinental Exchange, Inc.	136	34,811
JPMorgan Chase & Co. (6)	17,967	1,116,469
KeyCorp (6)	33,550	370,728
Kimco Realty Corp. (3)	766	24,037
Leucadia National Corp.	646	11,195
Lincoln National Corp.	11,876	460,433
Loews Corp.	10,989	451,538
Marcus & Millichap, Inc. (2)	2,521	64,059
MetLife, Inc. (6)	14,519	578,292
Morgan Stanley	16,636	432,203
Navient Corp.	22,309	266,593
Old Republic International Corp. (6)	26,161	504,646
PHH Corp. (2)	31	413
PNC Financial Services Group, Inc./The (6)	3,826	311,398
Popular, Inc.	4,018	117,727
PrivateBancorp, Inc.	2,297	101,137
Prosperity Bancshares, Inc.	3,109	158,528
Prudential Financial, Inc. (6)	18,603	1,327,138
Regions Financial Corp. (6)	85,567	728,175
Reinsurance Group of America, Inc.	4,977	482,719
RenaissanceRe Holdings, Ltd.	2,100	246,624
Senior Housing Properties Trust (3)	2,350	48,951
ServisFirst Bancshares, Inc.	300	14,817
State Street Corp.	251	13,534
SunTrust Banks, Inc. (6)	14,476	594,674
Travelers Cos., Inc./The	1,612	191,892
Unum Group	7,902	251,205
Validus Holdings, Ltd. (6)	13,898	675,304
VEREIT, Inc. (3)	5,396	54,715
Voya Financial, Inc.	233	5,769
Waddell & Reed Financial, Inc.	1,353	23,299
White Mountains Insurance Group, Ltd.	12	10,104
XL Group PLC	4,593	152,993
Zions Bancorporation	1,100	27,643
(Cost $22,080,172)		21,564,446

Healthcare — 11.3%
AbbVie, Inc.	4,198	259,898
ABIOMED, Inc. (2)(6)	1,623	177,378
Aceto Corp. (6)	3,314	72,543
Acorda Therapeutics, Inc. (2)	2,259	57,616
Agilent Technologies, Inc.	3,031	134,455
Alder Biopharmaceuticals, Inc. (2)(4)	2,665	66,545
Allergan plc (2)	381	88,045
Allscripts Healthcare Solutions, Inc. (2)	11,950	151,765
Alnylam Pharmaceuticals, Inc. (2)	3,160	175,348
Amedisys, Inc. (2)	1,906	96,215
Amgen, Inc.	2,248	342,033
AMN Healthcare Services, Inc. (2)	4,399	175,828
Baxter International, Inc. (6)	12,623	570,812
BioMarin Pharmaceutical, Inc. (2)	1,799	139,962
Boston Scientific Corp. (2)	13,609	318,042
Bristol-Myers Squibb Co.	3,689	271,326
Bruker Corp.	11,939	271,493
Cambrex Corp. (2)(6)	3,191	165,070
Cardinal Health, Inc.	2,037	158,906
Charles River Laboratories International, Inc. (2)	212	17,477
Chimerix, Inc.	16,963	66,665
Clovis Oncology, Inc. (2)	6,132	84,131
CONMED Corp. (6)	5,876	280,461
Cynosure, Inc. (2)	2,295	111,640
DENTSPLY SIRONA, Inc.	2,806	174,084
DexCom, Inc. (2)	474	37,602
Diplomat Pharmacy, Inc. (2)	270	9,450
Dynavax Technologies Corp. (2)	7,331	106,886
Eagle Pharmaceuticals, Inc./DE (2)(6)	1,197	46,432
Edwards Lifesciences Corp. (2)(6)	5,265	525,078
Eli Lilly & Co.	2,003	157,736
Emergent BioSolutions, Inc. (2)	12,327	346,635
Five Prime Therapeutics, Inc. (2)	4,275	176,771
Gilead Sciences, Inc. (6)	3,883	323,920
Halozyme Therapeutics, Inc. (2)(4)	17,955	154,952
HealthEquity, Inc. (2)(6)	3,412	103,674
HeartWare International, Inc. (2)	5,736	331,254
Hologic, Inc. (2)	286	9,896
ICU Medical, Inc. (2)(6)	1,210	136,428
INC Research Holdings, Inc. (2)(6)	5,056	192,785
Inogen, Inc. (2)(6)	583	29,214
Intersect ENT, Inc. (2)	6,063	78,395
Intuitive Surgical, Inc. (2)(6)	852	563,521
Ironwood Pharmaceuticals, Inc. (2)	13,798	180,409
Johnson & Johnson	8,300	1,006,790
LHC Group, Inc. (2)	582	25,189
LifePoint Health, Inc. (2)	329	21,507
Ligand Pharmaceuticals, Inc. (2)	1,498	178,666
Magellan Health, Inc. (2)	80	5,262
Masimo Corp. (2)	2,503	131,445
Medivation, Inc. (2)	1,154	69,586
Medtronic PLC	1,101	95,534
Merck & Co., Inc. (6)	8,943	515,206

The accompanying notes are an integral part of these financial statements.

Page 42	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
Meridian Bioscience, Inc. (6)	9,702	189,189
Merit Medical Systems, Inc. (2)(6)	3,735	74,065
Neurocrine Biosciences, Inc. (2)	154	6,999
NuVasive, Inc. (2)	2,193	130,966
Pacific Biosciences of California, Inc. (2)	176	1,238
PerkinElmer, Inc.	2,471	129,530
Pfizer, Inc.	20,536	723,073
PharMerica Corp. (2)(6)	2,277	56,151
Phibro Animal Health Corp. (6)	7,888	147,190
Portola Pharmaceuticals, Inc. (2)	3,865	91,214
PRA Health Sciences, Inc. (2)	6,053	252,773
Premier, Inc. (2)	3,202	104,705
PTC Therapeutics, Inc. (2)(4)	12,183	85,525
Quality Systems, Inc. (6)	5,930	70,626
Quest Diagnostics, Inc.	1,349	109,822
Radius Health, Inc. (2)(6)	2,574	94,595
Relypsa, Inc. (2)(4)	2,768	51,208
Spectranetics Corp./The (2)	3,080	57,627
Stryker Corp.	1,123	134,569
Sucampo Pharmaceuticals, Inc. (2)	8,077	88,605
Supernus Pharmaceuticals, Inc. (2)(6)	2,307	46,994
Teleflex, Inc.	16	2,837
Thermo Fisher Scientific, Inc.	890	131,506
United Therapeutics Corp. (2)	17	1,801
UnitedHealth Group, Inc.	4,839	683,267
Universal American Corp.	6,793	51,491
Universal Health Services, Inc.	589	78,985
VCA, Inc. (2)	1,260	85,189
VWR Corp. (2)	6,031	174,296
WellCare Health Plans, Inc. (2)	1,822	195,464
Zeltiq Aesthetics, Inc. (2)	728	19,896
Zoetis, Inc. (6)	5,866	278,400
(Cost $14,353,928)		14,337,757

Industrials — 6.2%
Acuity Brands, Inc.	81	20,085
Advisory Board Co./The (2)	935	33,090
AGCO Corp.	897	42,276
Air Lease Corp.	773	20,701
Allison Transmission Holdings, Inc.	3,945	111,367
AMERCO	243	91,016
American Woodmark Corp. (2)	1,074	71,292
Applied Industrial Technologies, Inc.	2,278	102,829
Beacon Roofing Supply, Inc. (2)	6,167	280,413
BWX Technologies, Inc. (6)	13,788	493,197
Curtiss-Wright Corp.	517	43,557
Dycom Industries, Inc. (2)	194	17,413
Eaton Corp. PLC	2,596	155,059
EMCOR Group, Inc.	827	40,738
Emerson Electric Co.	3,348	174,632
Essendant, Inc.	4,858	148,460
Expeditors International of Washington, Inc.	2,535	124,316
FedEx Corp.	109	16,544
General Cable Corp.	285	3,622
General Electric Co. (6)	15,533	488,979
Granite Construction, Inc.	264	12,025
Hawaiian Holdings, Inc. (2)(6)	8,522	323,495
HD Supply Holdings, Inc. (2)	13,949	485,704
Herman Miller, Inc.	2,811	84,021
Huntington Ingalls Industries, Inc.	1,005	168,870
Ingersoll-Rand PLC	208	13,245
Insperity, Inc.	2,260	174,540
Interface, Inc. (6)	7,495	114,299
ITT Corp. (6)	7,182	229,680
Jacobs Engineering Group, Inc. (2)	6,839	340,651
John Bean Technologies Corp.	190	11,632
KAR Auction Services, Inc.	3,262	136,156
L-3 Communications Holdings, Inc.	1,443	211,674
ManpowerGroup, Inc. (6)	4,919	316,488
Masco Corp.	8,504	263,114
MRC Global, Inc. (2)	1,700	24,157
Navistar International Corp. (2)	3,240	37,876
Norfolk Southern Corp.	417	35,499
Northrop Grumman Corp. (6)	1,348	299,633
Oshkosh Corp.	877	41,842
Owens Corning (6)	8,905	458,786
Proto Labs, Inc. (2)	284	16,347
Quad/Graphics, Inc.	752	17,514
Quanta Services, Inc. (2)	6,945	160,568
Raytheon Co. (6)	1,633	222,006
Republic Services, Inc.	748	38,380
Ryder System, Inc.	22	1,345
Spirit AeroSystems Holdings, Inc. (2)	38	1,634
Stanley Black & Decker, Inc.	1,195	132,908
Stericycle, Inc. (2)	1,485	154,618
Terex Corp.	4,460	90,583
Timken Co./The	4,636	142,140
Titan International, Inc.	7,917	49,085
Trinity Industries, Inc.	898	16,676
TrueBlue, Inc. (2)	6,509	123,150
Tutor Perini Corp. (2)	7,958	187,411
United Continental Holdings, Inc. (2)	4,467	183,326
USG Corp. (2)	1,418	38,229
Veritiv Corp. (2)	1,372	51,560

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 43

Schedule of Investments
June 30, 2016 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
Wabash National Corp. (2)	447	5,677
(Cost $7,687,266)		7,896,130

Information Technology — 14.0%
Accenture PLC	2,529	286,510
Activision Blizzard, Inc. (6)	15,817	626,828
Adobe Systems, Inc. (2)	647	61,976
ADTRAN, Inc. (6)	1,822	33,980
Advanced Micro Devices, Inc. (2)	4,174	21,454
Alphabet, Inc. (2)(6)	1,750	1,231,178
Apple, Inc. (6)	12,760	1,219,856
Applied Materials, Inc.	6,922	165,920
Arrow Electronics, Inc. (2)	11,521	713,150
Avnet, Inc.	26,041	1,054,921
Blackbaud, Inc.	1,691	114,819
Blackhawk Network Holdings, Inc. (2)	722	24,180
Booz Allen Hamilton Holding Corp.	3,842	113,877
Broadcom, Ltd.	9	1,399
Broadridge Financial Solutions, Inc.	8,665	564,958
Brocade Communications Systems, Inc.	13,333	122,397
CA, Inc.	6,027	197,866
CACI International, Inc. (2)	942	85,166
Cadence Design Systems, Inc. (2)	1,562	37,957
Cirrus Logic, Inc. (2)	1,106	42,902
Cisco Systems, Inc.	20,834	597,727
Citrix Systems, Inc. (2)	1,864	149,288
Corning, Inc.	21,558	441,508
Cray, Inc. (2)	1,954	58,464
DST Systems, Inc.	1,571	182,912
eBay, Inc. (2)	5,275	123,488
Ebix, Inc.	470	22,513
Electronic Arts, Inc. (2)(6)	4,163	315,389
ePlus, Inc. (2)(6)	397	32,471
Facebook, Inc. (2)	9,394	1,073,546
Fidelity National Information Services, Inc.	1,460	107,573
First Solar, Inc. (2)	3,269	158,481
Global Payments, Inc. (6)	2,752	196,438
Hewlett Packard Enterprise Co. (6)	23,101	422,055
HubSpot, Inc. (2)	55	2,388
Imperva, Inc. (2)	1,845	79,353
Inphi Corp. (2)	2,911	93,239
Integrated Device Technology, Inc. (2)(6)	9,396	189,141
Intel Corp.	8,771	287,689
International Business Machines Corp.	2,235	339,228
Intersil Corp.	8,630	116,850
Intuit, Inc.	1,156	129,021
Ixia (2)(6)	15,536	152,564
Juniper Networks, Inc.	6,161	138,561
Leidos Holdings, Inc. (6)	4,256	203,735
Lumentum Holdings, Inc. (2)	3,773	91,307
Luxoft Holding, Inc. (2)	907	47,182
MaxLinear, Inc. (2)	6,369	114,515
Methode Electronics, Inc. (6)	4,539	155,370
Microsemi Corp. (2)	1,883	61,536
Microsoft Corp. (6)	21,075	1,078,408
MicroStrategy, Inc. (2)(6)	1,268	221,925
Monolithic Power Systems, Inc. (6)	3,511	239,872
National Instruments Corp.	6,213	170,236
NIC, Inc.	8,408	184,472
NVIDIA Corp. (6)	9,779	459,711
ON Semiconductor Corp. (2)	16,459	145,168
Oracle Corp.	4,266	174,607
Palo Alto Networks, Inc. (2)	397	48,688
Paylocity Holding Corp. (2)	230	9,936
PayPal Holdings, Inc. (2)	345	12,596
Progress Software Corp. (2)(6)	5,259	144,412
QUALCOMM, Inc.	1,576	84,426
Qualys, Inc. (2)	925	27,574
Red Hat, Inc. (2)	692	50,239
Rubicon Project, Inc./The (2)	821	11,207
Sanmina Corp. (2)(6)	8,736	234,212
Stamps.com, Inc. (2)	230	20,107
Symantec Corp. (6)	9,486	194,842
Tech Data Corp. (2)(6)	5,287	379,871
Tessera Technologies, Inc. (6)	4,271	130,863
Total System Services, Inc.	650	34,522
Universal Display Corp. (2)	569	38,578
Xerox Corp. (6)	49,264	467,515
Xilinx, Inc. (6)	5,126	236,462
Yahoo!, Inc. (2)	5,872	220,552
(Cost $17,463,560)		17,825,827

Materials — 3.4%
Albemarle Corp.	1,384	109,765
Ashland, Inc.	1,195	137,150
Avery Dennison Corp.	905	67,649
Cabot Corp.	3,374	154,057
Chemtura Corp. (2)	3,088	81,461
Coeur Mining, Inc. (2)	2,271	24,209
Commercial Metals Co.	11,877	200,721
Domtar Corp.	17,709	619,992
Huntsman Corp.	2,062	27,734
KapStone Paper and Packaging Corp.	4,968	64,634
LyondellBasell Industries NV	262	19,498

The accompanying notes are an integral part of these financial statements.

Page 44	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Long — continued
Newmont Mining Corp. (6)	16,455	643,720
Reliance Steel & Aluminum Co. (6)	8,077	621,121
Sherwin-Williams Co./The (6)	1,632	479,269
Steel Dynamics, Inc.	19,166	469,567
Summit Materials, Inc. (2)	1,600	32,736
Tahoe Resources, Inc.	190	2,844
Trinseo SA	5,870	251,999
US Concrete, Inc. (2)	1,507	91,791
Vulcan Materials Co.	459	55,245
WestRock Co.	4,971	193,223
(Cost $4,193,651)		4,348,385

Telecommunication Services — 1.7%
AT&T, Inc.	31,458	1,359,300
CenturyLink, Inc.	17,319	502,424
Inteliquent, Inc.	3,573	71,067
Verizon Communications, Inc.	4,173	233,020
(Cost $2,008,580)		2,165,811

Utilities — 3.4%
AES Corp./VA	10,631	132,675
American Electric Power Co., Inc.	3,112	218,120
American Water Works Co., Inc.	909	76,820
Aqua America, Inc. (6)	9,585	341,801
Consolidated Edison, Inc.	568	45,690
Duke Energy Corp.	1,508	129,371
Dynegy, Inc. (2)	2,962	51,065
Entergy Corp.	4,884	397,313
Exelon Corp.	11,784	428,466
FirstEnergy Corp.	9,104	317,821
Fluor Corp.	3,531	174,008
NiSource, Inc. (6)	46,894	1,243,629
PG&E Corp.	2,276	145,482
Pinnacle West Capital Corp.	4,300	348,558
Public Service Enterprise Group, Inc.	4,955	230,953
(Cost $3,836,440)		4,281,772

Total Common Stocks - Long (Cost $97,175,696)		98,402,904

Registered Investment Companies — 1.9%
iShares MSCI Emerging Markets ETF (6)(10)	71,532	2,457,840
Total Registered Investment Companies (Cost $2,439,846)		2,457,840

Money Market Registered Investment Companies — 8.0%
Fidelity Institutional Money Market Portfolio, 0.46% (5)	428,256	428,256
Meeder Money Market Fund - Institutional Class, 0.39% (7)	9,778,058	9,778,058
Total Money Market Registered Investment Companies (Cost $10,206,314)		10,206,314

Bank Obligations — 0.2%
Capital Bank Deposit Account, 0.70%, 7/1/2016 (8)	249,000	249,000
Total Bank Obligations (Cost $249,000)		249,000
Total Investments - Long — 87.5% (Cost $110,070,856) (1)		111,316,058
Total Securities Sold Short — (27.6%) (Proceeds Received $(34,840,115))		(35,068,762)
Other Assets less Liabilities — 40.1%		51,021,309
Total Net Assets — 100.0%		127,268,605

Common Stocks - Short — (27.6%)
Consumer Discretionary — (4.7%)
AMC Networks, Inc. (2)	(2,499)	(150,990)
Asbury Automotive Group, Inc. (2)	(1,937)	(102,157)
Bed Bath & Beyond, Inc.	(663)	(28,655)
BorgWarner, Inc.	(1,558)	(45,992)
Brinker International, Inc.	(4,410)	(200,787)
Buffalo Wild Wings, Inc. (2)	(1,219)	(169,380)
CalAtlantic Group, Inc.	(2,765)	(101,503)
Chuy's Holdings, Inc. (2)	(303)	(10,487)
Dana Holding Corp.	(7,606)	(80,319)
Deckers Outdoor Corp. (2)	(2,400)	(138,048)
Diamond Resorts International, Inc. (2)	(2,897)	(86,794)
Dillard's, Inc.	(2,387)	(144,652)
DISH Network Corp. (2)	(3,724)	(195,138)
Dorman Products, Inc. (2)	(1,835)	(104,962)
Dunkin' Brands Group, Inc.	(2,983)	(130,118)
Fossil Group, Inc. (2)	(2,674)	(76,289)
Francesca's Holdings Corp. (2)	(1,381)	(15,260)
Gap, Inc./The	(9,718)	(206,216)
GNC Holdings, Inc.	(1,902)	(46,200)
H&R Block, Inc.	(8,847)	(203,481)
Hanesbrands, Inc.	(3,294)	(82,778)
Harley-Davidson, Inc.	(4,348)	(196,964)
Harman International Industries, Inc.	(2,240)	(160,877)
Hibbett Sports, Inc. (2)	(1,099)	(38,234)
Hilton Worldwide Holdings, Inc.	(913)	(20,570)

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 45

Schedule of Investments
June 30, 2016 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Short — continued
iRobot Corp. (2)	(1,310)	(45,955)
Jack in the Box, Inc.	(1,044)	(89,700)
K12, Inc. (2)	(1,765)	(22,045)
Kate Spade & Co. (2)	(4,479)	(92,312)
L Brands, Inc.	(1,692)	(113,584)
La Quinta Holdings, Inc. (2)	(5,764)	(65,710)
Las Vegas Sands Corp.	(609)	(26,485)
Lennar Corp.	(398)	(18,348)
Liberty Interactive Corp QVC Group (2)	(817)	(20,727)
LifeLock, Inc. (2)	(1,720)	(27,193)
Lions Gate Entertainment Corp.	(9,314)	(188,422)
Live Nation Entertainment, Inc. (2)	(7,323)	(172,091)
Macy's, Inc.	(672)	(22,586)
Marriott International, Inc./MD	(2,968)	(197,253)
MGM Resorts International (2)	(1,210)	(27,382)
Nordstrom, Inc.	(5,340)	(203,187)
Penn National Gaming, Inc. (2)	(13,717)	(191,352)
Polaris Industries, Inc.	(2,385)	(194,998)
Ralph Lauren Corp.	(478)	(42,838)
Scripps Networks Interactive, Inc.	(545)	(33,937)
SeaWorld Entertainment, Inc.	(1,936)	(27,743)
Service Corp International/US	(3,800)	(102,752)
Sinclair Broadcast Group, Inc.	(3,138)	(93,701)
Sotheby's	(5,720)	(156,728)
Starz (2)	(6,436)	(192,565)
Tempur Sealy International, Inc. (2)	(3,217)	(177,964)
Tiffany & Co.	(1,189)	(72,101)
Time, Inc.	(467)	(7,687)
TripAdvisor, Inc. (2)	(1,120)	(72,016)
Tupperware Brands Corp.	(1,038)	(58,419)
UCP, Inc. (2)	(5,600)	(44,912)
Williams-Sonoma, Inc.	(2,505)	(130,586)
Winnebago Industries, Inc.	(3,178)	(72,840)
Wolverine World Wide, Inc.	(4,786)	(97,252)
Wyndham Worldwide Corp.	(1,510)	(107,557)
(Proceeds Received $(6,047,730))		(5,947,779)

Consumer Staples — (0.4%)
Central Garden & Pet Co. (2)	(631)	(13,699)
Coca-Cola Bottling Co. Consolidated	(263)	(38,785)
Edgewell Personal Care Co.	(2,288)	(193,130)
Flowers Foods, Inc.	(43)	(806)
Hain Celestial Group, Inc./The (2)	(566)	(28,159)
United Natural Foods, Inc. (2)	(778)	(36,410)
Vector Group, Ltd.	(9,318)	(208,910)
WhiteWave Foods Co./The (2)	(569)	(26,709)
Whole Foods Market, Inc.	(517)	(16,554)
(Proceeds Received $(536,636))		(563,162)

Energy — (1.5%)
Anadarko Petroleum Corp.	(3,370)	(179,453)
Apache Corp.	(3,016)	(167,901)
Cabot Oil & Gas Corp.	(476)	(12,252)
Carrizo Oil & Gas, Inc. (2)	(4,612)	(165,340)
Cimarex Energy Co.	(1,481)	(176,713)
Clayton Williams Energy, Inc. (2)	(447)	(12,275)
Delek US Holdings, Inc.	(1,596)	(21,083)
Devon Energy Corp.	(4,780)	(173,275)
Diamondback Energy, Inc. (2)	(1,500)	(136,815)
Energen Corp.	(982)	(47,342)
Gulfport Energy Corp. (2)	(5,554)	(173,618)
Kinder Morgan, Inc./DE	(3,003)	(56,216)
Matador Resources Co. (2)	(5,928)	(117,374)
Murphy Oil Corp.	(1,395)	(44,291)
Noble Energy, Inc.	(529)	(18,975)
RPC, Inc.	(2,502)	(38,856)
SemGroup Corp.	(1,893)	(61,636)
Southwestern Energy Co. (2)	(3,771)	(47,439)
Spectra Energy Corp.	(1,396)	(51,135)
Teekay Corp.	(65)	(463)
Weatherford International	(21,096)	(117,083)
Western Refining, Inc.	(5,387)	(111,134)
Whiting Petroleum Corp. (2)	(672)	(6,223)
(Proceeds Received $(1,709,001))		(1,936,892)

Financials — (7.8%)
Acadia Realty Trust (3)	(4,875)	(173,160)
Affiliated Managers Group, Inc. (2)	(1,314)	(184,972)
Ambac Financial Group, Inc. (2)	(4,535)	(74,646)
American Express Co.	(2,599)	(157,915)
American Homes 4 Rent (3)	(9,828)	(201,277)
Ameritrade Holdings Corp.	(6,753)	(192,292)
AmTrust Financial Services, Inc.	(6,427)	(157,462)
Aon PLC	(515)	(56,253)
Arthur J Gallagher & Co.	(3,630)	(172,788)
AvalonBay Communities, Inc. (3)	(197)	(35,537)
Banc of California, Inc.	(11,268)	(203,951)
Boston Properties, Inc. (3)	(1,297)	(171,074)
CBL & Associates Properties, Inc. (3)	(2,528)	(23,536)
CBOE Holdings, Inc.	(1,160)	(77,279)
CBRE Group, Inc. (2)	(2,000)	(52,960)
Cullen/Frost Bankers, Inc.	(2,669)	(170,095)
DCT Industrial Trust, Inc. (3)	(989)	(47,512)

The accompanying notes are an integral part of these financial statements.

Page 46	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Short — continued
DDR Corp. (3)	(9,466)	(171,713)
Eaton Vance Corp.	(5,569)	(196,808)
Empire State Realty Trust, Inc. (3)	(6,500)	(123,435)
Essex Property Trust, Inc. (3)	(782)	(178,366)
Evercore Partners, Inc.	(2,767)	(122,274)
Federal Realty Investment Trust (3)	(1,285)	(212,732)
Federated Investors, Inc.	(1,752)	(50,423)
First Midwest Bancorp, Inc./IL	(10,261)	(180,183)
FNF Group	(15)	(563)
Gramercy Property Trust, Inc. (3)	(5,422)	(49,991)
Green Dot Corp. (2)	(5,257)	(120,858)
HCP, Inc. (3)	(4,838)	(171,168)
Home BancShares, Inc./AR	(9,686)	(191,686)
Host Hotels & Resorts, Inc. (3)	(4,414)	(71,551)
Howard Hughes Corp./The (2)	(1,755)	(200,632)
Hudson Pacific Properties, Inc. (3)	(5,689)	(166,005)
Interactive Brokers Group, Inc.	(2,904)	(102,802)
Intercontinental Exchange, Inc.	(374)	(95,729)
Iron Mountain, Inc. (3)	(2,137)	(85,117)
Jones Lang LaSalle, Inc.	(360)	(35,082)
Kilroy Realty Corp. (3)	(2,852)	(189,059)
Lazard, Ltd.	(3,147)	(93,718)
LTC Properties, Inc. (3)	(2,077)	(107,443)
MarketAxess Holdings, Inc.	(659)	(95,819)
Marsh & McLennan Cos., Inc.	(716)	(49,017)
MBIA, Inc. (2)	(3,090)	(21,105)
Mercury General Corp.	(1,327)	(70,543)
MGIC Investment Corp. (2)	(24,614)	(146,453)
Moody's Corp.	(2,041)	(191,262)
New York Community Bancorp, Inc.	(5,302)	(79,477)
NorthStar Asset Management Group, Inc./New York	(14,093)	(143,890)
NorthStar Realty Finance Corp. (3)	(12,552)	(143,469)
Paramount Group, Inc. (3)	(9,175)	(146,250)
Pebblebrook Hotel Trust (3)	(285)	(7,481)
Popular, Inc.	(10,714)	(313,920)
Post Properties, Inc. (3)	(855)	(52,198)
PRA Group, Inc. (2)	(234)	(5,649)
Primerica, Inc.	(3,089)	(176,814)
Raymond James Financial, Inc.	(1,381)	(68,083)
Realogy Holdings Corp.	(2,429)	(70,490)
RLJ Lodging Trust (3)	(2,805)	(60,167)
Santander Consumer USA Holdings, Inc. (2)	(2,812)	(29,048)
SEI Investments Co.	(3,475)	(167,182)
ServisFirst Bancshares, Inc.	(4,297)	(212,229)
Signature Bank/New York NY (2)	(1,322)	(165,144)
Simon Property Group, Inc. (3)	(377)	(81,771)
SL Green Realty Corp. (3)	(1,603)	(170,671)
SLM Corp. (2)	(25,042)	(154,760)
Stifel Financial Corp. (2)	(4,710)	(148,130)
Sun Communities, Inc. (3)	(2,799)	(214,515)
SVB Financial Group (2)	(1,636)	(155,682)
T Rowe Price Group, Inc.	(2,789)	(203,513)
Tanger Factory Outlet Centers, Inc. (3)	(5,365)	(215,566)
Taubman Centers, Inc. (3)	(2,838)	(210,580)
Texas Capital Bancshares, Inc. (2)	(3,518)	(164,502)
Third Point Reinsurance, Ltd. (2)	(9,600)	(112,512)
Vornado Realty Trust (3)	(2,079)	(208,149)
Western Alliance Bancorp (2)	(200)	(6,530)
Weyerhaeuser Co. (3)	(3,016)	(89,786)
WP Carey, Inc. (3)	(940)	(65,255)
WP Glimcher, Inc. (3)	(6,886)	(77,054)
(Proceeds Received $(9,875,036))		(9,764,713)

Healthcare — (4.7%)
Acadia Healthcare Co., Inc. (2)	(3,330)	(184,482)
ACADIA Pharmaceuticals, Inc. (2)	(3,621)	(117,538)
Alexion Pharmaceuticals, Inc. (2)	(900)	(105,084)
Alkermes PLC (2)	(3,470)	(149,973)
AMAG Pharmaceuticals, Inc. (2)	(915)	(21,887)
Amedisys, Inc. (2)	(1,906)	(96,215)
AmerisourceBergen Corp.	(1,459)	(115,728)
Amicus Therapeutics, Inc. (2)	(13,463)	(73,508)
ARIAD Pharmaceuticals, Inc. (2)	(20,265)	(149,758)
athenahealth, Inc. (2)	(1,388)	(191,558)
Brookdale Senior Living, Inc. (2)	(9,256)	(142,913)
Cepheid (2)	(4,258)	(130,934)
Cerner Corp. (2)	(2,961)	(173,515)
Chimerix, Inc. (2)	(16,963)	(66,665)
Cooper Cos., Inc./The	(267)	(45,809)
Depomed, Inc. (2)	(1,190)	(23,348)
Endo International PLC (2)	(566)	(8,824)
Express Scripts Holding Co. (2)	(362)	(27,440)
Globus Medical, Inc. (2)	(262)	(6,243)
Halozyme Therapeutics, Inc. (2)	(3,877)	(33,459)
HeartWare International, Inc. (2)	(2,661)	(153,673)
Illumina, Inc. (2)	(1,216)	(170,702)
Impax Laboratories, Inc. (2)	(35)	(1,009)
Incyte Corp. (2)	(2,100)	(167,958)
Insulet Corp. (2)	(1,944)	(58,787)
Ionis Pharmaceuticals, Inc. (2)	(5,242)	(122,086)
Jazz Pharmaceuticals PLC (2)	(1,105)	(156,148)
Medicines Co./The (2)	(2,134)	(71,766)
Medidata Solutions, Inc. (2)	(830)	(38,902)

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 47

Schedule of Investments
June 30, 2016 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Short — continued
MEDNAX, Inc. (2)	(2,405)	(174,194)
Molina Healthcare, Inc. (2)	(2,628)	(131,137)
Neurocrine Biosciences, Inc. (2)	(844)	(38,360)
Nevro Corp. (2)	(978)	(72,137)
Novavax, Inc. (2)	(29,142)	(211,862)
Ophthotech Corp. (2)	(3,072)	(156,764)
Pacira Pharmaceuticals, Inc./DE (2)	(3,710)	(125,138)
Perrigo Co. PLC	(1,809)	(164,022)
Portola Pharmaceuticals, Inc. (2)	(12,213)	(288,227)
Premier, Inc. (2)	(200)	(6,540)
Prothena Corp. PLC (2)	(2,482)	(86,771)
PTC Therapeutics, Inc. (2)	(6,183)	(43,405)
Regeneron Pharmaceuticals, Inc. (2)	(442)	(154,360)
Sage Therapeutics, Inc. (2)	(5,236)	(157,761)
Seattle Genetics, Inc. (2)	(2,871)	(116,017)
Spectranetics Corp./The (2)	(1,334)	(24,959)
Team Health Holdings, Inc. (2)	(3,691)	(150,113)
Tenet Healthcare Corp. (2)	(6,054)	(167,333)
TESARO, Inc. (2)	(2,484)	(208,780)
Ultragenyx Pharmaceutical, Inc. (2)	(1,911)	(93,467)
Varian Medical Systems, Inc. (2)	(1,626)	(133,706)
Veeva Systems, Inc. (2)	(5,120)	(174,694)
Vertex Pharmaceuticals, Inc. (2)	(1,869)	(160,771)
Wright Medical Group NV (2)	(7,477)	(129,875)
(Proceeds Received $(5,980,110))		(5,976,305)

Industrials — (2.5%)
Allegiant Travel Co.	(769)	(116,504)
American Airlines Group, Inc.	(6,778)	(191,885)
Ametek, Inc.	(914)	(42,254)
Avis Budget Group, Inc. (2)	(5,449)	(175,621)
AZZ, Inc.	(723)	(43,366)
B/E Aerospace, Inc.	(2,600)	(120,055)
Clean Harbors, Inc. (2)	(859)	(44,762)
Colfax Corp. (2)	(4,476)	(118,435)
Deere & Co.	(1,056)	(85,578)
Donaldson Co., Inc.	(2,255)	(77,482)
Dun & Bradstreet Corp./The	(1,399)	(170,454)
Fastenal Co.	(2,053)	(91,133)
Flowserve Corp.	(3,510)	(158,547)
Genesee & Wyoming, Inc. (2)	(268)	(15,799)
Hertz Global Holding	(13,922)	(154,117)
Hexcel Corp.	(1,891)	(78,741)
Joy Global, Inc.	(3,608)	(76,273)
KBR, Inc.	(3,852)	(51,000)
Kennametal, Inc.	(3,823)	(84,527)
Knight Transportation, Inc.	(294)	(7,815)
Landstar System, Inc.	(405)	(27,807)
Middleby Corp./The (2)	(992)	(114,328)
Multi-Color Corp.	(379)	(24,029)
Navistar International Corp. (2)	(13,141)	(153,618)
Pentair PLC (2)	(2,907)	(169,449)
Pitney Bowes, Inc.	(5,702)	(101,496)
Powell Industries, Inc.	(2,315)	(91,072)
RBC Bearings, Inc. (2)	(505)	(36,613)
Swift Transportation Co. (2)	(4,282)	(65,986)
Team, Inc. (2)	(1,655)	(41,094)
TransDigm Group, Inc. (2)	(677)	(178,518)
Triumph Group, Inc.	(243)	(8,627)
United Rentals, Inc. (2)	(190)	(12,749)
United Technologies Corp.	(885)	(90,757)
Verisk Analytics, Inc. (2)	(206)	(16,702)
Wabtec Corp./DE	(549)	(38,556)
Woodward, Inc.	(868)	(50,032)
WW Grainger, Inc.	(265)	(60,221)
(Proceeds Received $(3,058,597))		(3,186,002)

Information Technology — (4.4%)
Akamai Technologies, Inc. (2)	(2,711)	(151,626)
Alliance Data Systems Corp. (2)	(841)	(164,769)
Amphenol Corp. Class A	(548)	(31,417)
ARRIS International PLC (2)	(1,723)	(36,114)
Aspen Technology, Inc. (2)	(4,541)	(182,730)
Cardtronics, Inc. (2)	(969)	(38,576)
CDK Global, Inc.	(574)	(31,851)
CDW Corp./DE	(400)	(16,032)
Ciena Corp. (2)	(8,442)	(158,288)
Cognex Corp.	(595)	(25,645)
CommVault Systems, Inc. (2)	(823)	(35,545)
Cornerstone OnDemand, Inc. (2)	(4,225)	(160,804)
CoStar Group, Inc. (2)	(857)	(187,392)
EchoStar Corp. (2)	(720)	(28,584)
Electronics For Imaging, Inc. (2)	(1,399)	(60,213)
FactSet Research Systems, Inc.	(1,275)	(205,804)
FireEye, Inc. (2)	(11,859)	(195,318)
FleetCor Technologies, Inc. (2)	(1,080)	(154,580)
Fortnet, Inc.	(4,008)	(126,613)
GoDaddy, Inc. (2)	(2,832)	(88,330)
Guidewire Software, Inc. (2)	(2,892)	(178,610)
IAC/InterActiveCorp	(502)	(28,263)
Infinera Corp. (2)	(7,187)	(81,069)
Infoblox, Inc. (2)	(281)	(5,272)
j2 Global, Inc.	(2,642)	(166,895)
Keysight Technologies, Inc. (2)	(878)	(25,541)

The accompanying notes are an integral part of these financial statements.

Page 48	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks - Short — continued
LogMeIn, Inc.	(146)	(9,261)
Lumentum Holdings, Inc. (2)	(274)	(6,631)
MACOM Technology Solutions Holdings, Inc. (2)	(1,300)	(42,874)
MAXIMUS, Inc.	(2,522)	(139,643)
Microchip Technology, Inc.	(3,469)	(176,086)
MTS Systems Corp.	(244)	(10,697)
NetScout Systems, Inc. (2)	(3,798)	(84,506)
NetSuite, Inc. (2)	(2,548)	(185,494)
Paycom Software, Inc. (2)	(362)	(15,642)
Proofpoint, Inc. (2)	(2,832)	(178,671)
Rackspace Hosting, Inc. (2)	(4,457)	(92,973)
ServiceNow, Inc. (2)	(2,392)	(158,829)
Splunk, Inc. (2)	(3,037)	(164,545)
SS&C Technologies Holdings, Inc.	(1,202)	(33,752)
Synaptics, Inc. (2)	(95)	(5,106)
Take-Two Interactive Software, Inc. (2)	(2,017)	(76,485)
Teradata Corp. (2)	(6,267)	(157,114)
Twitter, Inc. (2)	(12,323)	(208,382)
Tyler Technologies, Inc. (2)	(1,127)	(187,882)
Ultimate Software Group, Inc./The (2)	(862)	(181,270)
VeriFone Systems, Inc. (2)	(3,100)	(57,474)
Verint Systems, Inc. (2)	(4,437)	(146,998)
Western Union Co./The	(1,382)	(26,507)
WEX, Inc. (2)	(1,863)	(165,192)
Workday, Inc. (2)	(2,538)	(189,512)
Yelp, Inc. (2)	(2,208)	(67,035)
Zebra Technologies Corp. (2)	(3,498)	(175,250)
Zendesk, Inc. (2)	(4,989)	(131,610)
(Proceeds Received $(5,566,902))		(5,641,302)

Materials — (0.9%)
Allegheny Technologies, Inc.	(3,321)	(42,343)
Deltic Timber Corp.	(808)	(54,241)
Ecolab, Inc.	(305)	(36,173)
FMC Corp.	(2,194)	(101,604)
Freeport-McMoRan, Inc.	(11,988)	(133,546)
Kaiser Aluminum Corp.	(1,004)	(90,772)
KapStone Paper and Packaging Corp.	(2,267)	(29,494)
Louisiana-Pacific Corp. (2)	(9,785)	(169,770)
Monsanto Co.	(64)	(6,618)
NewMarket Corp.	(106)	(43,924)
Olin Corp.	(1,538)	(38,204)
Owens-Illinois, Inc. (2)	(638)	(11,490)
Platform Specialty Products Corp. (2)	(17,133)	(152,141)
Restoration Hardware Holdings, Inc. (2)	(5,118)	(146,784)
WR Grace & Co.	(700)	(51,247)
(Proceeds Received $(1,262,208))		(1,108,351)

Telecommunication Services — (0.4%)
Cogent Communications Holdings, Inc.	(1,730)	(69,304)
Communications Sales & Leasing, Inc. (3)	(6,874)	(198,659)
SBA Communications Corp. (2)	(1,973)	(212,966)
Zayo Group Holdings, Inc. (2)	(1,842)	(51,447)
(Proceeds Received $(475,533))		(532,376)

Utilities — (0.3%)
Dominion Resources, Inc./VA	(324)	(25,249)
El Paso Electric Co.	(2,647)	(125,124)
National Fuel Gas Co.	(3,092)	(175,873)
NRG Energy, Inc.	(1,509)	(22,620)
Ormat Technologies, Inc.	(1,440)	(63,014)
(Proceeds Received $(328,362))		(411,880)

Total Common Stocks - Short (Proceeds Received $(34,840,115))		(35,068,762)

Total Securities Sold Short (Proceeds Received $(34,840,115))		(35,068,762)

Trustee Deferred Compensation (9)
Meeder Aggressive Growth Fund	162	1,539
Meeder Balanced Fund	95	993
Meeder Dynamic Growth Fund	60	557
Meeder Muirfield Fund	156	1,006
Meeder Quantex Fund	46	1,386
Meeder Miller/Howard Infrastructure Fund	29	611
Total Trustee Deferred Compensation (Cost $6,244)		6,092

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 49

Schedule of Investments
June 30, 2016 (unaudited)

Spectrum Fund
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Standard & Poors 500 Mini Futures expiring September 2016, notional value $61,347,370	587	(284,899)
Total Futures Contracts	587	(284,899)

(1)	Cost for federal income tax purposes of $110,278,154 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,610,894
Unrealized depreciation	(6,879,238)
Net unrealized appreciation (depreciation)	$731,656

(2)	Represents non-income producing securities.

(3)	Real estate investment trust.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2016.

(6)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on June 30, 2016 was $23,486,566.

(7)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2016.
(8)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(9)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(10)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 50	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 95.9%
Consumer Discretionary — 24.4%
Aaron's, Inc.	24,020	525,798
Abercrombie & Fitch Co.	19,919	354,757
Bed Bath & Beyond, Inc.	11,146	481,730
Big Lots, Inc.	13,954	699,235
Chico's FAS, Inc.	50,403	539,816
Darden Restaurants, Inc.	8,451	535,286
Deckers Outdoor Corp. (2)	11,394	655,383
DeVry Education Group, Inc.	21,249	379,082
Fossil Group, Inc. (2)	14,710	419,676
GameStop Corp. (4)	19,180	509,804
Garmin, Ltd. (4)	14,469	613,775
Guess?, Inc.	28,485	428,699
H&R Block, Inc.	26,362	606,326
Harman International Industries, Inc.	7,220	518,540
International Speedway Corp.	15,949	533,494
Leggett & Platt, Inc.	12,799	654,157
MDC Holdings, Inc.	21,066	512,746
Meredith Corp.	11,297	586,427
Michael Kors Holdings, Ltd. (2)	13,425	664,269
News Corp.	40,255	456,894
PVH Corp.	7,302	688,067
Rent-A-Center, Inc./TX	35,925	441,159
Scripps Networks Interactive, Inc.	9,741	606,572
Sotheby's (4)	20,877	572,030
Staples, Inc.	56,790	489,530
TEGNA, Inc.	27,048	626,702
Time, Inc.	34,321	564,924
Urban Outfitters, Inc. (2)	23,640	650,100
Wynn Resorts, Ltd. (4)	6,205	562,421
(Cost $16,488,419)		15,877,399

Consumer Staples — 2.1%
Avon Products, Inc.	120,424	455,203
Dean Foods Co.	31,359	567,284
SUPERVALU, Inc. (2)	79,322	374,400
(Cost $1,710,289)		1,396,887

Energy — 11.9%
Atwood Oceanics, Inc. (4)	52,571	658,189
Cabot Oil & Gas Corp.	30,402	782,547
CONSOL Energy, Inc. (4)	68,076	1,095,344
Diamond Offshore Drilling, Inc. (4)	25,488	620,123
Ensco PLC	34,945	339,316
EQT Corp.	10,317	798,845
Helmerich & Payne, Inc. (4)	10,043	674,187
Murphy Oil Corp.	23,956	760,603
ONEOK, Inc.	17,683	839,058
Range Resources Corp.	13,498	582,304
Southwestern Energy Co. (2)	45,078	567,081
(Cost $7,385,102)		7,717,597

Financials — 11.2%
Alexander & Baldwin, Inc.	17,029	615,428
Apartment Investment & Management Co. (3)	13,435	593,290
Assurant, Inc.	6,677	576,292
Comerica, Inc.	12,857	528,808
International Bancshares Corp.	23,477	612,515
Iron Mountain, Inc. (3)	16,750	667,153
Kemper Corp.	14,438	447,289
Legg Mason, Inc.	15,100	445,299
Leucadia National Corp.	33,907	587,608
Navient Corp.	46,970	561,292
Torchmark Corp.	9,409	581,664
Trustmark Corp.	23,342	580,049
Wells Fargo & Co. Preferred (2)	1	0
Zions Bancorporation	19,700	495,061
(Cost $6,679,022)		7,291,748

Healthcare — 4.1%
Halyard Health, Inc. (2)	16,097	523,474
Patterson Cos., Inc.	11,896	569,699
PerkinElmer, Inc.	10,039	526,244
Tenet Healthcare Corp. (2)	17,749	490,582
Varian Medical Systems, Inc. (2)	6,656	547,323
(Cost $2,730,597)		2,657,322

Industrials — 17.6%
Allegion PLC	8,158	566,410
Dun & Bradstreet Corp./The	5,175	630,522
Flowserve Corp.	12,781	577,318
FTI Consulting, Inc. (2)	15,517	631,232
GATX Corp. (4)	12,639	555,737
Granite Construction, Inc.	12,533	570,878
Herman Miller, Inc.	18,739	560,109
HNI Corp.	13,366	621,385
Jacobs Engineering Group, Inc. (2)	12,820	638,564
Joy Global, Inc.	42,649	901,601
Kennametal, Inc.	28,011	619,323
KLX, Inc. (2)	17,467	541,477
MSA Safety, Inc.	12,372	649,901
NOW, Inc. (2)	33,995	616,669
Pitney Bowes, Inc.	26,044	463,583

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 51

Schedule of Investments
June 30, 2016 (unaudited)

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Quanta Services, Inc. (2)	26,558	614,021
Robert Half International, Inc.	11,409	435,367
Werner Enterprises, Inc.	22,993	528,149
Xylem, Inc./NY	14,734	657,873
(Cost $10,798,936)		11,380,119

Information Technology — 10.3%
Acxiom Corp. (2)	25,850	568,442
CommVault Systems, Inc. (2)	13,667	590,278
F5 Networks, Inc. (2)	5,547	631,470
FLIR Systems, Inc.	19,159	592,971
Intersil Corp.	42,148	570,684
Knowles Corp. (2)(4)	40,345	551,920
NetApp, Inc.	20,272	498,488
NeuStar, Inc. (2)(4)	22,437	527,494
Plantronics, Inc.	11,341	499,004
Qorvo, Inc. (2)	10,566	583,878
Teradata Corp. (2)	20,356	510,325
Vishay Intertechnology, Inc.	44,631	552,978
(Cost $7,205,397)		6,677,932

Materials — 8.2%
Avery Dennison Corp.	8,583	641,579
Carpenter Technology Corp.	17,767	585,067
Chemours Co./The	62,948	518,692
Commercial Metals Co.	39,284	663,900
FMC Corp.	12,952	599,807
Greif, Inc.	17,455	650,549
Minerals Technologies, Inc.	9,606	545,621
Owens-Illinois, Inc. (2)	31,380	565,154
United States Steel Corp. (4)	33,271	560,949
(Cost $4,780,047)		5,331,318

Utilities — 6.1%
AES Corp./VA	56,197	701,339
CenterPoint Energy, Inc.	29,292	703,008
Fluor Corp.	11,892	586,038
NiSource, Inc.	27,566	731,051
NRG Energy, Inc.	39,704	595,163
Pinnacle West Capital Corp.	8,341	676,120
(Cost $3,321,814)		3,992,719

Total Common Stocks (Cost $61,099,623)		62,323,041

Money Market Registered Investment Companies — 14.1%
Fidelity Institutional Money Market Portfolio, 0.46% (5)	6,936,623	6,936,623
Meeder Money Market Fund - Institutional Class, 0.39% (6)	2,238,655	2,238,655
Total Money Market Registered Investment Companies (Cost $9,175,278)		9,175,278

Bank Obligations — 1.1%
Capital Bank Deposit Account, 0.70%, 7/1/2016 (7)	249,000	249,000
EverBank Money Market Account, 0.61%, 7/1/2016 (7)	249,000	249,000
Pacific Mercantile Bank Deposit Account, 0.60%, 7/1/2016 (7)	249,000	249,000
Total Bank Obligations (Cost $747,000)		747,000
Total Investments — 111.1% (Cost $71,021,901) (1)		72,245,319
Liabilities less Other Assets — (11.1%)		(7,206,789)
Total Net Assets — 100.0%		65,038,530

Trustee Deferred Compensation (8)
Meeder Aggressive Growth Fund	1,394	13,243
Meeder Balanced Fund	738	7,712
Meeder Dynamic Growth Fund	497	4,612
Meeder Muirfield Fund	2,399	15,474
Meeder Quantex Fund	1,580	47,621
Meeder Miller/Howard Infrastructure Fund	212	4,469
Total Trustee Deferred Compensation (Cost $73,920)		93,131

The accompanying notes are an integral part of these financial statements.

Page 52	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Quantex Fund
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
E-mini Standard & Poors MidCap 400 Futures expiring September 2016, notional value $3,732,500	25	9,009
Total Futures Contracts	25	9,009

(1)	Cost for federal income tax purposes of $71,057,383 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$6,563,674
Unrealized depreciation	(5,331,247)
Net unrealized appreciation (depreciation)	$1,232,427

(2)	Represents non-income producing securities.

(3)	Real estate investment trust.

(4)	All or a portion of this security is on loan.

(5)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at June 30, 2016.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2016.

(7)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(8)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 53

Schedule of Investments
June 30, 2016 (unaudited)

Miller/Howard Infrastructure Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 99.4%
Electric Utility — 14.5%
AES Corp.	52,318	652,929
Avangrid, Inc.	19,250	886,655
InfraREIT, Inc. (4)	25,127	440,728
ITC Holdings Corp.	8,839	413,842
MDU Resources Group, Inc.	21,621	518,904
(Cost $2,591,410)		2,913,058

Natural Gas Distribution — 15.1%
Energy Transfer Equity, L.P.	6,323	240,717
National Grid PLC - ADR (3)	9,782	727,096
OGE Energy Corp.	26,308	861,587
Targa Resources Corp.	19,859	836,858
Williams Cos., Inc./The	18,099	391,481
(Cost $2,959,413)		3,057,739

Pipelines — 14.2%
Enterprise Products Partners, L.P.	24,993	731,295
Kinder Morgan, Inc.	48,417	906,299
MPLX L.P.	7,955	267,527
National Fuel Gas Co.	9,001	511,977
Spectra Energy Corp.	11,834	433,479
(Cost $3,091,296)		2,850,577

Telecommunication Services — 31.1%
American Tower Corp. (4)	7,342	834,125
Arris Group, Inc. (2)	17,839	373,905
AT&T, Inc.	15,221	657,699
Calpine Corp. (2)	20,937	308,821
Corning, Inc.	29,208	598,180
Crown Castle International Corp. (4)	4,154	421,340
DISH Network Corp. (2)	10,384	544,122
QUALCOMM, Inc.	16,211	868,423
Telefonaktiebolaget LM Ericsson - ADR (3)	38,297	294,121
Telephone & Data Systems, Inc.	9,530	282,660
Verizon Communications, Inc.	7,168	400,261
Vodafone Group PLC - ADR (3)	22,313	689,249
(Cost $6,367,198)		6,272,906

Utility Services — 20.1%
FedEx Corp.	4,522	686,349
Macquarie Infrastructure Company, LLC	13,243	980,644
NextEra Energy Partners, L.P.	16,809	510,657
Ormat Technologies, Inc.	6,427	281,246
Pattern Energy Group, Inc.	19,509	448,122
UGI Corp.	9,684	438,201
United Parcel Service Class B shares	6,463	696,194
(Cost $3,680,671)		4,041,413

Water Utility — 4.4%
Aqua America, Inc.	5,699	203,226
Veolia Environnement SA - ADR (3)	31,435	681,197
(Cost $794,823)		884,423

Total Common Stocks (Cost $19,484,811)		20,020,116

Money Market Registered Investment Companies — 1.4%
Meeder Money Market Fund - Institutional Class, 0.39% (5)	274,290	274,290
Total Money Market Registered Investment Companies (Cost $274,290)		274,290
Total Investments — 100.8% (Cost $19,759,101) (1)		20,294,406
Liabilities less Other Assets — (0.8%)		(166,718)
Total Net Assets — 100.0%		20,127,688

Trustee Deferred Compensation (6)
Meeder Aggressive Growth Fund	1,517	14,412
Meeder Balanced Fund	797	8,329
Meeder Dynamic Growth Fund	537	4,983
Meeder Muirfield Fund	2,221	14,325
Meeder Quantex Fund	1,373	41,382
Meeder Miller/Howard Infrastructure Fund	228	4,806
Total Trustee Deferred Compensation (Cost $70,774)		88,237

(1)	Cost for federal income tax purposes of $20,271,682 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,280,043
Unrealized depreciation	(1,744,738)
Net unrealized appreciation (depreciation)	$535,305

(2)	Represents non-income producing securities.

(3)	American Depositary Receipt.

(4)	Real estate investment trust.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2016.

(6)	Assets of affiliates to the Miller/Howard Infrastructure Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

Page 54	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Dividend Opportunities Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — 90.0%
Consumer Discretionary — 8.0%
Aaron's, Inc.	336	7,355
Abercrombie & Fitch Co.	19,177	341,542
Best Buy Co., Inc.	11,568	353,981
Children's Place, Inc./The	4,552	364,979
Coach, Inc.	4,827	196,652
Comcast Corp.	841	54,825
Drew Industries, Inc.	2,735	232,037
General Motors Co.	16,568	468,874
Genuine Parts Co.	3,997	404,696
Goodyear Tire & Rubber Co./The	182	4,670
Lear Corp.	705	71,741
Lowe's Cos., Inc.	4,469	353,811
McDonald's Corp.	394	47,414
News Corp.	26,118	296,439
(Cost $3,227,384)		3,199,016

Consumer Staples — 8.0%
Altria Group, Inc.	7,128	491,547
Ingredion, Inc.	3,002	388,489
Philip Morris International, Inc.	4,806	488,866
Procter & Gamble Co./The	2,881	243,934
Reynolds American, Inc.	6,700	361,331
Sysco Corp.	8,538	433,218
Tyson Foods, Inc.	6,570	438,810
Wal-Mart Stores, Inc.	4,824	352,248
(Cost $2,716,450)		3,198,443

Energy — 5.3%
Chevron Corp.	6,372	667,977
Exxon Mobil Corp.	7,005	656,649
PBF Energy, Inc.	1,141	27,133
Valero Energy Corp.	8,004	408,204
Williams Cos., Inc./The	16,823	363,881
(Cost $2,002,837)		2,123,844

Financials — 33.5%
Aflac, Inc.	6,190	446,670
American International Group, Inc.	10,023	530,116
Assurant, Inc.	4,379	377,951
Bank of America Corp.	52,772	700,285
Capital One Financial Corp.	7,177	455,811
CBL & Associates Properties, Inc. (2)	962	8,956
CIT Group, Inc.	6,093	194,428
Citigroup, Inc.	3,996	169,390
Citizens Financial Group, Inc.	17,938	358,401
CNO Financial Group, Inc.	19,313	337,205
Columbia Property Trust, Inc. (2)	16,100	344,540
CoreSite Realty Corp. (2)	4,180	370,724
Corporate Office Properties Trust (2)	12,351	365,219
DuPont Fabros Technology, Inc. (2)	7,565	359,640
Fifth Third Bancorp	7,150	125,769
Fulton Financial Corp.	2,494	33,669
GEO Group, Inc./The (2)	7,790	266,262
Hancock Holding Co.	8,840	230,812
Hanover Insurance Group, Inc./The	4,405	372,751
Hospitality Properties Trust (2)	11,567	333,130
JPMorgan Chase & Co.	15,137	940,613
KeyCorp	19,375	214,094
Lexington Realty Trust (2)	36,205	366,033
Lincoln National Corp.	9,190	356,296
MetLife, Inc.	11,345	451,871
Navient Corp.	30,740	367,343
Old Republic International Corp.	19,646	378,971
PacWest Bancorp	3,900	155,142
Popular, Inc.	12,250	358,925
Prudential Financial, Inc.	6,081	433,819
Regions Financial Corp.	42,939	365,411
Reinsurance Group of America, Inc.	3,942	382,335
Senior Housing Properties Trust (2)	17,217	358,630
Spirit Realty Capital, Inc. (2)	24,969	318,854
SunTrust Banks, Inc.	10,026	411,868
Travelers Cos., Inc./The	3,862	459,732
Trustmark Corp.	600	14,910
Unum Group	11,207	356,271
Wells Fargo & Co.	5,953	281,755
(Cost $13,613,332)		13,354,602

Healthcare — 4.5%
Johnson & Johnson	9,735	1,180,857
Merck & Co., Inc.	1,000	57,610
PDL BioPharma, Inc.	79,817	250,625
Pfizer, Inc.	5,939	209,112
Quality Systems, Inc.	3,580	42,638
UnitedHealth Group, Inc.	428	60,434
(Cost $1,628,068)		1,801,276

Industrials — 5.9%
3M Co.	244	42,729
General Electric Co.	14,489	456,114
ManpowerGroup, Inc.	4,734	304,586
Owens Corning	7,464	384,545
Quad/Graphics, Inc.	16,339	380,535
RR Donnelley & Sons Co.	2,369	40,083

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 55

Schedule of Investments
June 30, 2016 (unaudited)

Dividend Opportunities Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks — continued
Terex Corp.	19,117	388,266
Universal Forest Products, Inc.	4,097	379,751
(Cost $2,212,080)		2,376,609

Information Technology — 10.8%
Activision Blizzard, Inc.	11,439	453,328
Avnet, Inc.	8,810	356,893
Cisco Systems, Inc.	25,751	738,796
Convergys Corp.	9,020	225,500
Intel Corp.	7,312	239,834
International Business Machines Corp.	210	31,874
Intersil Corp.	18,260	247,240
Maxim Integrated Products, Inc.	10,125	361,361
Microsoft Corp.	13,621	696,987
NVIDIA Corp.	8,853	416,180
Oracle Corp.	2,026	82,924
Texas Instruments, Inc.	1,261	79,002
Xerox Corp.	39,066	370,736
(Cost $4,146,477)		4,300,655

Materials — 5.3%
Albemarle Corp.	4,324	342,936
Avery Dennison Corp.	4,114	307,522
Commercial Metals Co.	19,311	326,356
Newmont Mining Corp.	9,698	379,386
Reliance Steel & Aluminum Co.	4,950	380,655
Steel Dynamics, Inc.	14,795	362,478
(Cost $2,010,488)		2,099,333

Telecommunication Services — 5.8%
AT&T, Inc.	24,544	1,060,547
CenturyLink, Inc.	14,007	406,343
Frontier Communications Corp.	52,015	256,954
Telephone & Data Systems, Inc.	12,632	374,665
Verizon Communications, Inc.	4,252	237,432
(Cost $2,097,443)		2,335,941

Utilities — 2.9%
Exelon Corp.	12,477	453,665
PG&E Corp.	6,923	442,518
Pinnacle West Capital Corp.	3,338	270,579
(Cost $1,059,101)		1,166,762

Total Common Stocks (Cost $34,713,660)		35,956,481

Registered Investment Companies — 1.6%
iShares MSCI Emerging Markets ETF (6)	18,733	643,666
Total Registered Investment Companies (Cost $646,825)		643,666

Money Market Registered Investment Companies — 7.2%
Meeder Money Market Fund - Institutional Class, 0.39% (3)	2,887,770	2,887,770
Total Money Market Registered Investment Companies (Cost $2,887,770)		2,887,770

Bank Obligations — 0.6%
Capital Bank Deposit Account, 0.70%, 7/1/2016 (4)	249,000	249,000
Total Bank Obligations (Cost $249,000)		249,000
Total Investments — 99.4% (Cost $38,497,255) (1)		39,736,917
Other Assets less Liabilities — 0.6%		242,903
Total Net Assets — 100.0%		39,979,820

Trustee Deferred Compensation (5)
Meeder Aggressive Growth Fund	50	475
Meeder Balanced Fund	29	303
Meeder Dynamic Growth Fund	18	167
Meeder Muirfield Fund	48	310
Meeder Quantex Fund	14	422
Meeder Miller/Howard Infrastructure Fund	9	190
Total Trustee Deferred Compensation (Cost $1,871)		1,867

The accompanying notes are an integral part of these financial statements.

Page 56	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Dividend Opportunities Fund
	Long Contracts	Unrealized Appreciation (Depreciation)($)
Futures Contracts
Standard & Poors 500 Mini Futures expiring September 2016, notional value $4,180,400	40	4,652
Total Futures Contracts	40	4,652

(1)	Cost for federal income tax purposes of $38,645,157 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,775,697
Unrealized depreciation	(1,531,383)
Net unrealized appreciation (depreciation)	$1,244,314

(2)	Real estate investment trust.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2016.

(4)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Dividend Opportunities Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 57

Schedule of Investments
June 30, 2016 (unaudited)

Total Return Bond Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — 96.4%
Baird Core Plus Bond Fund - Class I	805,470	8,900,439
DoubleLine Total Return Bond Fund - Class I	1,342,094	14,291,400
Frost Total Return Bond Fund - Class I	596,933	6,077,113
iShares 1-3 Year Treasury Bond ETF (5)	127,380	10,868,062
iShares 3-7 Year Treasury Bond ETF (5)	264,230	33,649,690
iShares 7-10 Year Treasury Bond ETF (5)	244,365	27,601,589
iShares iBoxx $ High Yield Corporate Bond ETF (5)	127,885	10,831,860
iShares JP Morgan USD Emerging Markets Bond ETF (5)	224,305	25,828,720
JPMorgan Core Plus Bond Fund - Class I	1,116,347	9,104,605
Lord Abbett High Yield Fund - Class I	1,585,234	11,445,387
Metropolitan West Total Return Bond Fund - Class I	1,342,763	14,337,304
PIMCO Investment Grade Corporate Bond Fund - Class I	282,125	2,862,431
Pioneer Bond Fund - Class Y	947,189	8,902,279
Prudential Total Return Bond Fund - Class Z	1,010,870	14,408,893
TCW Emerging Markets Income Fund - Class I	1,152,086	9,401,025
Total Registered Investment Companies (Cost $203,830,701)		208,510,797

Money Market Registered Investment Companies — 3.8%
Meeder Money Market Fund - Institutional Class, 0.39% (2)	8,224,716	8,224,716
Total Money Market Registered Investment Companies (Cost $8,224,716)		8,224,716

Bank Obligations — 0.3%
Capital Bank Deposit Account, 0.70%, 7/1/2016 (3)	249,000	249,000
EverBank Money Market Account, 0.61%, 7/1/2016 (3)	249,000	249,000
Pacific Mercantile Bank Deposit Account, 0.60%, 7/1/2016 (3)	249,000	249,000
Total Bank Obligations (Cost $747,000)		747,000

U.S. Government Obligations — 0.0%
Government National Mortgage Association, 6.50%, due 7/20/2038	40,716	53,522
Total U.S. Government Obligations (Cost $47,694)		53,522
Total Investments — 100.5% (Cost $212,850,111) (1)		217,536,035
Liabilities less Other Assets — (0.5%)		(1,029,385)
Total Net Assets — 100.0%		216,506,650

Trustee Deferred Compensation (4)
Meeder Aggressive Growth Fund	1,337	12,702
Meeder Balanced Fund	733	7,660
Meeder Dynamic Growth Fund	503	4,668
Meeder Muirfield Fund	1,302	8,398
Meeder Quantex Fund	445	13,412
Meeder Miller/Howard Infrastructure Fund	217	4,574
Total Trustee Deferred Compensation (Cost $51,600)		51,414

(1)	Cost for federal income tax purposes of $213,342,748 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,716,859
Unrealized depreciation	(30,935)
Net unrealized appreciation (depreciation)	$4,685,924

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2016.

(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

(5)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 58	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Money Market Fund

Security Description	Coupon/Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Bank Obligations — 5.6%
Bank Midwest Deposit Account	0.65	%(2)	07/01/16	249,537	249,537
Capital Bank Deposit Account	0.70	%(2)	07/01/16	249,553	249,553
Columbus First Bank Deposit Account	0.45	%(2)	07/01/16	249,317	249,317
EverBank Money Market Account	0.61	%(2)	07/01/16	249,512	249,512
FICA Program (3)	0.45	%(2)	—	10,009,426	10,009,426
Metro City Bank Deposit Account	0.45	%(2)	07/01/16	249,371	249,371
Mid America Bank Demand Deposit Account	0.50	%(2)	07/01/16	249,462	249,462
Nationwide Bank Deposit Account	0.50	%(2)	07/01/16	249,412	249,412
Pacific Mercantile Bank Deposit Account	0.60	%(2)	07/01/16	249,504	249,504
Paragon Commercial Bank Deposit Account	0.70	%(2)	07/01/16	249,439	249,439
Plaza Bank Deposit Account	0.45	%(2)	07/01/16	249,372	249,372
State Bank of India Deposit Account	0.60	%(2)	07/01/16	249,377	249,377
Trans Pacific National Bank Deposit Account	0.40	%(2)	07/01/16	249,336	249,336
Total Bank Obligations (Cost $13,002,618)					13,002,618

Certificates of Deposit — 5.5%
1st Source Bank/South Bend IN	0.50%		11/10/16	248,000	248,000
Academy Bank NA	0.55%		09/30/16	248,000	248,000
Ally Bank	0.45%		07/08/16	249,000	249,000
Apple Bank for Savings	0.55%		08/12/16	248,000	248,000
Atlantic Capital Bank NA	0.55%		09/30/16	249,000	249,000
Atlantic Coast Bank	0.50%		10/28/16	249,000	249,000
Banco Popular North America	0.65%		08/12/16	248,000	248,000
Bank Hapoalim BM/New York NY	0.70%		09/30/16	248,000	248,000
Bank of Baroda/New York NY	0.60%		07/13/16	248,000	248,000
Bank of Montreal Chicago	0.58%		09/19/16	1,000,000	1,000,000
Bank of Montreal Chicago	0.88%		08/01/16	1,000,000	1,000,042
Bank SNB	0.45%		10/07/16	248,000	248,000
BankChampaign NA	0.50%		10/28/16	249,000	249,000
Beal Bank SSB	0.60%		09/28/16	248,000	248,000
Beal Bank USA	0.55%		10/12/16	248,000	247,965
Carroll Community Bank	0.55%		10/14/16	248,000	248,000
Comenity Capital Bank	0.60%		07/13/16	249,000	249,000
Farmers & Merchants Bank of Colby	0.45%		10/14/16	249,000	249,000
Fidelity Bank/Atlanta GA	0.55%		07/21/16	248,000	248,000
First Foundation Bank	0.55%		11/10/16	248,000	248,000
FirstMerit Bank NA/Akron OH	0.55%		11/10/16	248,000	248,000
Goldman Sachs Bank USA/New York NY	0.55%		08/12/16	248,000	248,000
Haddon Savings Bank	0.50%		11/18/16	249,000	249,000
Marlin Business Bank	0.55%		08/05/16	248,000	248,000
Midland States Bank	0.60%		08/15/16	249,000	249,000
MY SAFRA Bank FSB	0.55%		11/09/16	249,000	249,000
New Republic Savings Bank	0.50%		10/14/16	249,000	249,000
Oklahoma Heritage Bank	0.45%		10/14/16	249,000	249,000
Old National Bank/Evansville IN	0.50%		10/21/16	248,000	248,000
Oriental Bank	0.60%		07/08/16	248,000	248,000
Rancho Santa Fe Thrift & Loan Association	0.55%		11/10/16	249,000	249,000
Ridgestone Bank	0.45%		10/21/16	249,000	249,000
S&T Bank	0.55%		08/12/16	248,000	248,000
Safra National Bank of New York	0.60%		08/16/16	248,000	248,000
Santander Bank NA	0.65%		08/12/16	248,000	248,000
Security Federal Bank/Aiken SC	0.60%		08/15/16	249,000	249,000
SouthEast Bank	0.55%		10/21/16	248,000	248,000
Standard Bank & Trust Co./Hickory Hills IL	0.55%		10/21/16	248,000	248,000
TCF National Bank	0.55%		10/07/16	248,000	248,000
Union Bank & Trust Co./Oxford NC	0.50%		11/10/16	249,000	249,000
United Bank	0.70%		11/16/16	249,000	249,000
United Prairie Bank/Mountain Lake MN	0.40%		08/22/16	249,000	249,000
Westpac Bank	0.93%		10/24/16	265,000	265,025
Whitney Bank/Gulfport MS	0.65%		08/12/16	248,000	248,000
Xenith Bank	0.55%		10/20/16	249,000	249,000
Yadkin Bank	0.50%		10/07/16	249,000	249,000
Total Certificates of Deposit (Cost $12,948,032)					12,948,032

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 59

Schedule of Investments
June 30, 2016 (unaudited)

Money Market Fund

Security Description	Coupon/Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Commercial Paper — 15.4%
Abbey National	0.81%		09/20/16	1,000,000	998,178
Abbey National	0.92%		11/10/16	1,000,000	996,627
Abbey National	0.93%		01/03/17	1,000,000	995,195
Abbey National	0.92%		01/06/17	1,000,000	995,170
Bank of Montreal	1.02%		03/03/17	1,000,000	993,045
Bank of Tokyo MUFG	0.63%		07/08/16	1,000,000	999,878
Bank of Tokyo MUFG	0.78%		08/23/16	1,000,000	998,852
Bank of Tokyo MUFG	0.86%		09/23/16	1,000,000	997,993
Bank of Tokyo MUFG	0.86%		09/28/16	1,000,000	997,874
Bank of Tokyo MUFG	1.02%		03/10/17	1,000,000	992,860
Canadian Imperial Holding	0.97%		12/16/16	2,000,000	1,991,040
Canadian Imperial Holding	1.04%		02/17/17	500,000	496,663
Credit Agricole	0.81%		11/29/16	1,000,000	996,602
Credit Agricole	0.91%		12/27/16	2,500,000	2,488,687
ING US Funding LLC	0.60%		07/11/16	1,000,000	999,833
ING US Funding LLC	0.69%		08/01/16	1,000,000	999,406
ING US Funding LLC	0.70%		08/05/16	1,000,000	999,319
ING US Funding LLC	0.87%		10/07/16	1,000,000	998,173
JP Morgan Securities	0.62%		07/08/16	1,000,000	999,879
JP Morgan Securities	0.65%		07/29/16	1,000,000	999,494
JP Morgan Securities	0.81%		08/16/16	1,000,000	998,978
JP Morgan Securities	0.92%		09/06/16	1,000,000	998,288
JP Morgan Securities	0.99%		09/13/16	1,000,000	997,965
JP Morgan Securities	1.01%		10/25/16	1,000,000	996,746
JP Morgan Securities	0.99%		03/23/17	1,000,000	992,713
Rabobank	0.84%		10/24/16	1,000,000	997,317
Toyota Motor Credit	0.82%		07/05/16	1,000,000	999,909
Toyota Motor Credit	0.41%		07/01/16	1,000,000	1,000,000
Toyota Motor Credit	0.65%		07/29/16	1,000,000	999,494
Toyota Motor Credit	0.89%		09/06/16	1,000,000	998,344
Toyota Motor Credit	0.81%		11/18/16	1,000,000	1,000,000
Toyota Motor Credit	0.96%		12/12/16	1,000,000	995,627
Toyota Motor Credit	0.99%		12/16/16	1,000,000	995,380
UBS Finance	0.86%		07/05/16	1,000,000	999,904
Total Commercial Paper (Cost $35,905,433)					35,905,433

Corporate Obligations — 9.0%
Bath Technology Associates, Ltd.	0.66	%(5)	07/07/16	355,000	355,000
Caterpillar Demand Note	0.45	%(4)	07/01/16	15,007,829	15,007,829
Johnson & Johnson	0.74	%(4)	08/31/16	500,000	500,204
Merck & Co., Inc.	0.75	%(4)	08/10/16	300,000	300,176
Royal Bank of Canada	1.12	%(4)	09/09/16	1,000,000	1,000,570
Royal Bank of Canada/New York NY	0.88	%(4)	07/14/16	1,500,000	1,500,453
Springside Corp Exchange Partners I LLC	0.66	%(5)	07/07/16	1,750,000	1,750,000
US Bank NA/Cincinnati OH	1.10	%(4)	01/30/17	553,000	553,888
Total Corporate Obligations (Cost $20,968,120)					20,968,120

Repurchase Agreements — 34.2%
Int’l FCStone (Collateralized by $51,372,222 various FNMAs, 2.00% - 4.50%, due 8/1/20 - 8/1/40, fair value $10,202,740)(proceeds $10,000,000), purchase date 6/28/16	0.48%		07/05/16	10,000,000	10,000,000
Int’l FCStone (Collateralized by $16,095,000 various FNMAs, 3.50% - 4.50%, due 3/1/32 - 3/1/46, fair value $10,202,352)(proceeds $10,000,000), purchase date 6/29/16	0.46%		07/06/16	10,000,000	10,000,000
Int’l FCStone (Collateralized by $30,708,740 various GNMAs, FNMAs, and FHLMCs, 0.789% - 6.375%, due 12/16/24 - 2/20/42, fair value $10,200,790)(proceeds $10,000,000), purchase date 6/30/16	0.45%		07/07/16	10,000,000	10,000,000

The accompanying notes are an integral part of these financial statements.

Page 60	2016 Semiannual Report | June 30, 2016

Schedule of Investments
June 30, 2016 (unaudited)

Money Market Fund

Security Description	Coupon/Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Repurchase Agreements — continued
South Street (Collateralized by $170,022,606 various USTRs, FNMAs, and FMACs, 0.625% - 5.607%, due 1/1/17 - 6/1/43, fair value $51,000,028) (proceeds $50,000,000), purchase date 6/30/16	0.55%		07/01/16	50,000,000	50,000,000
Total Repurchase Agreements (Cost $80,000,000)					80,000,000

U.S. Government Agency Obligations — 5.9%
Federal Farm Credit Bank	0.53	%(4)	09/19/16	1,000,000	1,000,023
Federal Farm Credit Bank	0.55	%(4)	08/07/16	500,000	499,910
Federal Farm Credit Bank	0.57	%(4)	09/14/16	1,000,000	1,000,000
Federal Farm Credit Bank	0.51	%(4)	07/27/16	1,270,000	1,269,554
Federal Farm Credit Bank	0.49	%(4)	09/22/16	1,500,000	1,498,215
Federal Home Loan Bank	0.51	%(4)	07/13/16	1,000,000	1,000,000
Federal Home Loan Bank	0.53	%(4)	07/19/16	1,000,000	999,985
Federal Home Loan Bank	0.88%		03/10/17	1,000,000	1,000,655
Federal Home Loan Bank	0.83%		04/12/17	1,000,000	1,000,000
Federal Home Loan Bank	0.85%		04/17/17	1,000,000	1,000,000
Federal Home Loan Bank	0.75%		07/20/17	1,000,000	1,000,000
U.S. Treasury Bill	0.71%		12/08/16	1,000,000	996,867
U.S. Treasury Note	0.50%		03/31/17	250,000	249,793
U.S. Treasury Note	0.50%		04/30/17	250,000	249,791
U.S. Treasury Note	0.88%		05/15/17	250,000	250,641
U.S. Treasury Note	0.63%		05/31/17	500,000	499,962
U.S. Treasury Note	0.88%		06/15/17	250,000	250,425
Total U.S. Government Agency Obligations (Cost $13,765,821)					13,765,821

Security Description	Shares or Principal Amount ($)	Fair Value ($)
Money Market Registered Investment Companies — 24.4%
Fidelity Prime Institutional Money Market Portfolio, 0.48% (6)	56,932,329	56,932,329
Total Money Market Registered Investment Companies (Cost $56,932,329)		56,932,329
Total Investments — 100.0% (Cost $233,522,353) (1)		233,522,353
Other Assets less Liabilities — 0.0%		62,080
Total Net Assets — 100.0%		233,584,433

Trustee Deferred Compensation (7)
Meeder Aggressive Growth Fund	1,069	10,156
Meeder Balanced Fund	557	5,821
Meeder Dynamic Growth Fund	376	3,489
Meeder Muirfield Fund	1,968	12,694
Meeder Quantex Fund	1,364	41,111
Meeder Miller/Howard Infrastructure Fund	159	3,352
Total Trustee Deferred Compensation (Cost $61,542)		76,623

(1)	Cost for federal income tax and financial reporting purposes are the same.

(2)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown represents the rate in effect at June 30, 2016. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(3)

The FICA bank deposits were purchased through StoneCastle Partners, LLC, an independent, privately held asset management and investment services company. The underlying bank deposits are insured through the Federal Deposit Insurance Corporation (FDIC). The interest rate varies monthly and any accrued interest is reinvested into the program on a monthly basis. For a complete list of the underlying bank deposits that make up this program, visit www.meederinvestment.com.

(4)	Floating rate security. The rate shown represents the rate in effect at June 30, 2016. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(5)

Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees. Bath Technologies was acquired on 10/18/1999 at a cost of $355,000. Springside Corp. Exchange Partners, LLC was acquired on 2/5/2004 at a cost of $1,750,000. As of June 30, 2016, securities restricted as to resale to institutional investors represented 0.9% of Total Investments. The fair value noted approximates amortized cost.

(6)	7-day yield as of June 30, 2016.

(7)	Assets of affiliates to the Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 61

Statements of Assets & Liabilities June 30, 2016 (unaudited)

	Muirfield Fund	Dynamic Growth Fund	Aggressive Growth Fund
Assets
Investments, at fair value (1)(2)	$299,789,019	$89,905,372	$61,080,417
Repurchase agreements, at fair value (1)	—	—	—
Investments in affiliates, at fair value and cost (1)	76,913,043	14,719,952	9,068,520
Trustee deferred compensation investments, at fair value	274,022	150,360	89,079
Cash held at broker for collateral on futures	7,600,000	1,000,000	500,000
Cash held at broker for collateral on securities sold short	—	—	—
Receivable for securities sold	12,182,413	3,541,031	2,247,253
Receivable for net variation margin on futures contracts	—	543,063	842,146
Receivable for capital stock issued	344,017	41,130	39,685
Receivable from investment advisor	—	—	—
Interest and dividend receivable	327,712	91,609	58,658
Receivable from securities lending agent (See Note #4)	1,483	92	269
Receivable for commissions recaptured	228,307	67,020	48,193
Prepaid expenses/other assets	43,508	15,641	15,478
Total Assets	397,703,524	110,075,270	73,989,698

Liabilities
Securities sold short at fair value (proceeds $34,840,115)	—	—	—
Payable for securities purchased	12,634,017	3,713,470	2,406,232
Payable for collateral on securities loaned	945,851	144,234	1,222,579
Payable for Trustee Deferred Compensation Plan	274,022	150,360	89,079
Payable for net variation margin on futures contracts	575,110	—	—
Payable for capital stock redeemed	823,902	430,415	99,651
Dividends payable	20,519	531	47
Dividends payable - Money Market Fund - Retail Class
Dividends payable - Money Market Fund - Institutional Class
Dividend expense payable on short positions	—	—	—
Payable to investment advisor	47,397	14,615	9,049
Accrued distribution plan (12b-1) and administrative service plan fees	365,410	112,326	74,637
Accrued transfer agent, fund accounting, CCO, and administrative fees	15,115	6,382	6,205
Accrued trustee fees	6,287	2,359	1,619
Other accrued liabilities	23,914	16,963	16,092
Total Liabilities	15,731,544	4,591,655	3,925,190

Net Assets	$381,971,980	$105,483,615	$70,064,508

Net Assets
Capital	$390,522,891	$106,697,990	$72,408,960
Accumulated undistributed (distributions in excess of) net investment income	1,029,993	371,397	136,002
Accumulated undistributed net realized gain (loss) from investments and futures contracts	(17,715,996)	(3,922,171)	(3,580,981)
Net unrealized appreciation (depreciation) of investments and futures contracts	8,135,092	2,336,399	1,100,527
Total Net Assets	$381,971,980	$105,483,615	$70,064,508

Net Assets
Money Market Fund - Retail Class
Money Market Fund - Institutional Class
Total Net Assets

Capital Stock Outstanding (unlimited number of shares authorized, $0.10 par value)	59,217,225	11,362,031	7,372,176
Money Market Fund - Retail Class
Money Market Fund - Institutional Class
Total Capital Stock Outstanding

Net Asset Value, Offering and Redemption Price Per Share	$6.45	$9.28	$9.50
Money Market Fund - Retail Class
Money Market Fund - Institutional Class

(1) Investments and affiliated investments at cost	$368,521,239	$102,226,280	$68,984,465
(2) Fair value of securities loaned included in investments at fair value (See Note #1 and Note #4)	$954,438	$145,144	$1,247,489

The accompanying notes are an integral part of these financial statements.

Page 62	2016 Semiannual Report | June 30, 2016

Balanced Fund	Global Opportunities Fund	Spectrum Fund	Quantex Fund	Miller/Howard Infrastructure Fund	Dividend Opportunities Fund	Total Return Bond Fund	Money Market Fund

$226,623,581	$80,298,898	$101,538,000	$70,006,664	$20,020,116	$36,849,147	$209,311,319	$153,522,353
—	—	—	—	—	—	—	80,000,000
47,368,102	5,693,065	9,778,058	2,238,655	274,290	2,887,770	8,224,716	—
128,371	103,977	6,092	93,131	88,237	1,867	51,414	76,623
3,750,000	800,000	2,150,000	150,000	—	450,000	—	—
—	—	46,183,700	—	—	—	—	—
5,699,539	1,758,175	—	—	198,240	1,380,208	11,297,160	—
1,012,262	516,287	2,899,258	626,626	0	88,318	—	—
505,624	14,558	277,908	55,285	4,486	24,095	627,732	—
—	—	—	—	—	—	—	31,266
223,375	48,291	78,858	47,383	83,592	84,120	155,244	86,794
1,074	1,589	747	1,889	4	2,240	—	—
145,192	39,169	188,886	16,641	—	30,143	51,037	—
32,495	15,663	26,709	17,960	18,748	22,532	26,510	19,878
285,489,615	89,289,672	163,128,216	73,254,234	20,687,713	41,820,440	229,745,132	233,736,914

—	—	35,068,762	—	—	—	—	—
5,958,540	1,395,273	—	—	—	988,938	12,511,600	—
481,678	—	428,256	6,936,623	—	—	—	—
128,371	103,977	6,092	93,131	88,237	1,867	51,414	76,623
—	—	—	—	—	—	—	—
708,608	1,392,445	141,867	1,114,827	446,428	780,462	416,856	—
664	323	65	686	348	57	865
							348
							50,187
—	—	33,273	—	—	—	—	—
32,797	7,053	17,657	9,492	6,369	6,022	15,043	—
286,888	69,991	127,316	39,058	11,094	44,101	210,083	—
13,059	6,037	7,016	5,324	4,145	2,377	7,745	14,276
4,718	2,271	1,973	1,228	1,350	954	3,531	415
20,309	15,306	27,334	15,335	2,054	15,842	21,345	10,632
7,635,632	2,992,676	35,859,611	8,215,704	560,025	1,840,620	13,238,482	152,481

$277,853,983	$86,296,996	$127,268,605	$65,038,530	$20,127,688	$39,979,820	$216,506,650	$233,584,433

$282,239,336	$95,977,130	$129,146,675	$62,925,299	$19,838,045	$42,215,765	$224,790,980	$233,584,433
561,334	294,946	300,626	72,255	(512,742)	27,961	(324,877)	—
(10,109,853)	(8,808,164)	(2,910,352)	808,549	267,080	(3,508,220)	(12,645,377)	—
5,163,166	(1,166,916)	731,656	1,232,427	535,305	1,244,314	4,685,924	—
$277,853,983	$86,296,996	$127,268,605	$65,038,530	$20,127,688	$39,979,820	$216,506,650	$233,584,433

							51,835,326
							181,749,107
							$233,584,433

26,587,069	9,383,728	13,088,415	2,158,123	954,837	4,110,996	22,914,091
							51,835,326
							181,749,107
							233,584,433

$10.45	$9.20	$9.72	$30.14	$21.08	$9.73	$9.45
							$1.00
							$1.00

$268,819,574	$87,099,647	$110,070,856	$71,021,901	$19,759,101	$38,497,255	$212,850,111	$233,522,353
$486,131	$—	$437,187	$7,054,476	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 63

Statements of Operations For the Period Ended June 30, 2016 (unaudited)

	Muirfield Fund	Dynamic Growth Fund	Aggressive Growth Fund
Investment Income
Interest	$3,568	$2,389	$2,526
Interest from affiliates	117,348	10,143	8,332
Dividends	3,342,686	1,213,486	756,854
Total Investment Income	3,463,602	1,226,018	767,712

Fund Expenses
Investment advisor	1,268,182	397,409	262,430
Transfer agent	226,287	63,586	41,989
Transfer agent - Money Market Fund - Retail Class
Transfer agent - Money Market Fund - Institutional Class
Fund accounting	37,256	23,698	21,419
Administrative	155,830	47,363	32,965
Trustee	10,526	3,266	2,312
Audit	6,700	6,700	6,700
Legal	2,879	2,879	2,879
Custody	19,710	8,296	6,392
Printing	7,884	2,219	1,541
Distribution plan (12b-1)	377,144	132,470	87,476
Distribution plan (12b-1) - Money Market Fund - Retail Class
Distribution plan (12b-1) - Money Market Fund - Institutional Class
Administrative service plan	377,144	105,976	69,981
Postage	8,954	4,475	2,279
Registration and filing	22,488	15,337	12,697
Insurance	16,529	7,267	4,517
Chief Compliance Officer	2,260	2,260	2,260
Short sale expense	—	—	—
Dividend expense on securities sold short	—	—	—
Other	12,283	10,601	9,067
Total Expenses Before Reductions	2,552,056	833,802	566,904

Expenses voluntarily reimbursed/waived by investment advisor (See Note #4)	—	(98,170)	(11,491)
Expenses contractually reimbursed/waived by investment advisor (See Note #4)	—	—	—
Commissions recaptured and fees received from custodian (See Note #4)	(677,198)	(215,632)	(132,351)
Securities lending credit (See Note #4)	(23,770)	(3,906)	(6,667)
Transfer agent expenses voluntarily waived (See Note #4)	—	—	—
Transfer agent expenses contractually waived (See Note #4)	—	—	—

Net Expenses	1,851,088	516,094	416,395

Net Investment Income (Loss)	1,612,514	709,924	351,317

Net Realized and Unrealized Gain (Loss) from Investments
Net realized gains (losses) from investments	(11,128,066)	(3,711,113)	(3,499,607)
Net realized gains (losses) from futures contracts	3,372,981	593,340	902,764
Net Realized Gains (Losses) from Investment Transactions, Futures Contracts, and Distributions of Long-term Realized Gains by Other Investment Companies	(7,755,085)	(3,117,773)	(2,596,843)

Net change in unrealized appreciation (depreciation) of investments and futures contracts	5,427,578	1,395,008	1,004,425

Net Realized and Unrealized Gain (Loss) from Investments	(2,327,507)	(1,722,765)	(1,592,418)

Net Change in Net Assets Resulting from Operations	$(714,993)	$(1,012,841)	$(1,241,101)

The accompanying notes are an integral part of these financial statements.

Page 64	2016 Semiannual Report | June 30, 2016

Balanced Fund	Global Opportunities Fund	Spectrum Fund	Quantex Fund	Miller/Howard Infrastructure Fund	Dividend Opportunities Fund	Total Return Bond Fund	Money Market Fund

$3,146	$1,026	$932	$3,024	$—	$1,057	$3,420	$527,007
63,809	6,215	29,583	3,436	484	2,276	9,816	—
2,880,538	1,062,148	863,637	541,492	381,199	728,808	3,324,685	—
2,947,493	1,069,389	894,152	547,952	381,683	732,141	3,337,921	527,007

980,624	341,839	460,903	300,489	96,461	149,594	310,941	327,956
166,289	54,694	73,745	41,073	42,363	42,601	84,597
							21,264
							59,943
32,256	22,957	24,544	20,430	12,132	18,410	28,973	28,534
115,832	41,435	54,136	29,011	9,646	19,946	89,568	86,050
7,799	2,932	3,680	1,889	708	1,420	5,926	697
6,700	6,700	7,190	6,700	6,700	6,700	6,700	6,700
2,879	2,879	2,879	2,879	2,879	2,933	2,879	2,879
17,205	8,044	8,248	3,891	1,725	4,010	12,810	7,601
5,778	2,013	2,628	1,240	968	849	4,349	5,131
346,435	95,715	153,634	60,094	23,151	49,865	264,359
							2,002
							2
277,148	91,157	122,908	39,975	12,540	42,882	211,487	—
5,541	2,976	5,038	4,397	4,975	4,129	4,430	2,093
27,321	12,006	24,768	10,471	11,371	23,154	16,190	12,451
9,530	5,103	1,995	3,271	1,110	2,133	8,070	11,184
2,260	2,260	2,260	2,260	2,260	2,260	2,260	2,260
—	—	41,264	—	—	—	—	—
—	—	194,994	—	—	—	—	—
10,344	9,429	8,695	8,994	9,714	7,702	9,973	13,549
2,013,941	702,139	1,193,509	537,064	238,703	378,588	1,063,512	590,296

—	(69,795)	—	—	—	(56,429)	(51)	(332,713)
—	—	—	(75,135)	—	—	—	—
(410,481)	(118,469)	(346,699)	(137,047)	—	(57,903)	(176,059)	—
(15,190)	(24,508)	(17,368)	(41,480)	(48)	(17,053)	—	—
—	—	—	—	(30,788)	(3,321)	—	—
—	—	—	—	—	—	(21,151)	(58,845)

1,588,270	489,367	829,442	283,402	207,867	243,882	866,251	198,738

1,359,223	580,022	64,710	264,550	173,816	488,259	2,471,670	328,269

(8,877,150)	(4,855,139)	(4,486,842)	156,850	283,122	(1,590,511)	(2,206,611)
3,382,448	446,232	2,989,132	455,115	—	83,668	(10)
(5,494,702)	(4,408,907)	(1,497,710)	611,965	283,122	(1,506,843)	(2,206,621)

7,427,751	1,819,178	1,325,752	4,560,496	2,504,379	2,380,506	9,636,061

1,933,049	(2,589,729)	(171,958)	5,172,461	2,787,501	873,663	7,429,440

$3,292,272	$(2,009,707)	$(107,248)	$5,437,011	$2,961,317	$1,361,922	$9,901,110	$328,269

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 65

Statements of Changes in Net Assets For the Period Ended June 30, 2016 (unaudited) and the Year Ended December 31, 2015

	Muirfield Fund		Dynamic Growth Fund
	2016	2015	2016	2015
Operations
Net investment income (loss)	$1,612,514	$1,197,404	$709,924	$708,081
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	(7,755,085)	(8,885,936)	(3,117,773)	1,182,605
Net change in unrealized appreciation (depreciation) of investments and futures contracts	5,427,578	(15,533,850)	1,395,008	(9,045,186)
Net change in net assets resulting from operations	(714,993)	(23,222,382)	(1,012,841)	(7,154,500)

Distributions to Shareholders
From net investment income	(592,030)	(1,206,913)	(344,418)	(713,972)
From net realized gain from investment transactions	—	(9,177,856)	—	(3,263,183)
From tax return of capital	—	—	—	—
Net change in net assets resulting from distributions	(592,030)	(10,384,769)	(344,418)	(3,977,155)

Capital Transactions
Issued	64,584,573	261,740,230	15,537,796	98,814,975
Reinvested	571,328	10,071,809	343,580	3,975,540
Redeemed	(72,822,032)	(145,121,166)	(25,599,903)	(116,736,993)
Net change in net assets resulting from capital transactions	(7,666,131)	126,690,873	(9,718,527)	(13,946,478)

Total Change in Net Assets	(8,973,154)	93,083,722	(11,075,786)	(25,078,133)

Net Assets - Beginning of Year	390,945,134	297,861,412	116,559,401	141,637,534

Net Assets - End of Year	$381,971,980	$390,945,134	$105,483,615	$116,559,401

Accumulated undistributed (distributions in excess of) net investment income	$1,029,993	$—	$371,397	$—

Share Transactions
Issued	10,271,005	37,521,714	1,727,980	9,864,209
Reinvested	88,579	1,527,478	37,092	416,792
Redeemed	(11,543,469)	(21,020,472)	(2,860,775)	(11,960,788)
Net change in shares	(1,183,885)	18,028,720	(1,095,703)	(1,679,787)

The accompanying notes are an integral part of these financial statements.

Page 66	2016 Semiannual Report | June 30, 2016

Aggressive Growth Fund		Balanced Fund		Global Opportunities Fund		Spectrum Fund
2016	2015	2016	2015	2016	2015	2016	2015

$351,317	$220,622	$1,359,223	$1,908,119	$580,022	$490,056	$64,710	$(235,916)
(2,596,843)	1,021,382	(5,494,702)	(4,166,746)	(4,408,907)	(3,441,622)	(1,497,710)	358,758
1,004,425	(6,184,825)	7,427,751	(9,092,588)	1,819,178	(5,964,881)	1,325,752	(594,096)
(1,241,101)	(4,942,821)	3,292,272	(11,351,215)	(2,009,707)	(8,916,447)	(107,248)	(471,254)

(221,690)	(226,997)	(806,520)	(1,916,750)	(285,076)	(502,535)	—	—
—	(2,792,248)	—	(1,472,510)	—	(2,772,417)	—	(1,529,056)
—	—	—	—	—	—	—	(229,488)
(221,690)	(3,019,245)	(806,520)	(3,389,260)	(285,076)	(3,274,952)	—	(1,758,544)

9,677,210	51,752,300	47,067,567	201,278,315	11,139,445	42,880,298	28,172,150	143,258,792
221,619	3,018,277	805,538	3,388,893	284,754	3,274,831	—	1,758,324
(16,582,273)	(53,444,927)	(61,307,989)	(76,657,319)	(29,254,034)	(37,386,702)	(26,393,328)	(17,190,287)
(6,683,444)	1,325,650	(13,434,884)	128,009,889	(17,829,835)	8,768,427	1,778,822	127,826,829

(8,146,235)	(6,636,416)	(10,949,132)	113,269,414	(20,124,618)	(3,422,972)	1,671,574	125,597,031

78,210,743	84,847,159	288,803,115	175,533,701	106,421,614	109,844,586	125,597,031	—

$70,064,508	$78,210,743	$277,853,983	$288,803,115	$86,296,996	$106,421,614	$127,268,605	$125,597,031

$136,002	$—	$561,334	$—	$294,946	$—	$300,626	$—

1,044,195	4,931,650	4,619,724	18,685,615	1,253,610	4,134,883	2,955,814	14,444,572
23,344	308,082	77,391	322,277	30,951	345,625	—	179,238
(1,809,368)	(5,228,440)	(5,997,054)	(7,104,140)	(3,292,597)	(3,671,048)	(2,775,771)	(1,715,438)
(741,829)	11,292	(1,299,939)	11,903,752	(2,008,036)	809,460	180,043	12,908,372

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 67

Statements of Changes in Net Assets For the Period Ended June 30, 2016 (unaudited) and the Year Ended December 31, 2015

	Quantex Fund
	2016	2015
Operations
Net investment income (loss)	$264,550	$325,015
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	611,965	8,553,680
Net change in unrealized appreciation (depreciation) of investments and futures contracts	4,560,496	(14,697,077)
Net change in net assets resulting from operations	5,437,011	(5,818,382)

Distributions to Shareholders
From net investment income	(217,317)	(350,037)
From net realized gain from investment transactions	—	(8,782,141)
Net change in net assets resulting from distributions	(217,317)	(9,132,178)

Distributions to Shareholders - Money Market Fund
From net investment income (Retail Class)
From net investment income (Institutional Class)
Net change in net assets resulting from distributions

Capital Transactions
Issued	13,151,036	36,625,210
Reinvested	216,329	9,118,613
Redeemed	(12,431,057)	(33,744,475)
Net change in net assets resulting from capital transactions	936,308	11,999,348

Total Change in Net Assets	6,156,002	(2,951,212)

Net Assets - Beginning of Year	58,882,528	61,833,740

Net Assets - End of Year	$65,038,530	$58,882,528

Accumulated undistributed (distributions in excess of) net investment income	$72,255	$—

Share Transactions
Issued	477,865	1,061,088
Reinvested	7,231	319,498
Redeemed	(442,178)	(1,022,131)
Net change in shares	42,918	358,455

The accompanying notes are an integral part of these financial statements.

Page 68	2016 Semiannual Report | June 30, 2016

Miller/Howard Infrastructure Fund		Dividend Opportunities Fund		Total Return Bond Fund		Money Market Fund
2016	2015	2016	2015	2016	2015	2016	2015

$173,816	$227,628	$488,259	$396,239	$2,471,670	$5,089,219	$328,269	$216,228
283,122	4,841,093	(1,506,843)	(2,001,377)	(2,206,621)	(8,566,033)	—	—
2,504,379	(11,269,228)	2,380,506	(1,136,192)	9,636,061	(2,115,247)	—	—
2,961,317	(6,200,507)	1,361,922	(2,741,330)	9,901,110	(5,592,061)	328,269	216,228

(86,480)	(336,482)	(465,300)	(401,241)	(2,796,557)	(5,089,210)
—	(5,682,559)	—	—	—	—
(86,480)	(6,019,041)	(465,300)	(401,241)	(2,796,557)	(5,089,210)

						(71,577)	(36,789)
						(256,692)	(179,439)
						(328,269)	(216,228)

1,976,511	22,621,256	6,265,226	63,564,516	48,659,938	136,328,662	434,912,576	1,209,592,157
83,848	5,825,232	465,112	401,229	2,793,220	5,086,663	68,983	37,827
(4,841,659)	(42,938,290)	(9,745,747)	(18,724,567)	(56,668,833)	(59,161,802)	(426,099,556)	(1,187,593,496)
(2,781,300)	(14,491,802)	(3,015,409)	45,241,178	(5,215,675)	82,253,523	8,882,003	22,036,488

93,537	(26,711,350)	(2,118,787)	42,098,607	1,888,878	71,572,252	8,882,003	22,036,488

20,034,151	46,745,501	42,098,607	—	214,617,772	143,045,520	224,702,430	202,665,942

$20,127,688	$20,034,151	$39,979,820	$42,098,607	$216,506,650	$214,617,772	$233,584,433	$224,702,430

$(512,742)	$(631,001)	$27,961	$—	$(324,877)	$10	$—	$1

103,113	762,821	672,534	6,344,838	5,241,806	14,346,144	434,912,576	1,209,592,157
4,361	318,749	48,951	41,958	299,639	537,772	68,983	37,827
(255,169)	(1,514,313)	(1,042,197)	(1,955,088)	(6,111,337)	(6,261,274)	(426,099,556)	(1,187,593,496)
(147,695)	(432,743)	(320,712)	4,431,708	(569,892)	8,622,642	8,882,003	22,036,488

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 69

Financial Highlights For a Share Outstanding Through the Period Ended June 30, 2016 (unaudited) and Each Fiscal Period Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities, futures, and options (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Tax Return of Capital	Total Distributions
Muirfield Fund (1)(2)(3)(4)
2016	$6.47	0.03	(0.04)	(0.01)	(0.01)	0.00	0.00	(0.01)
2015	$7.03	0.02	(0.41)	(0.39)	(0.02)	(0.15)	0.00	(0.17)
2014	$6.95	0.01	0.81	0.82	(0.18)	(0.56)	0.00	(0.74)
2013	$5.81	0.01	1.75	1.76	(0.01)	(0.61)	0.00	(0.62)
2012	$5.17	(0.01)	0.65	0.64	0.00	0.00	0.00	0.00
2011	$5.60	(0.01)	(0.41)	(0.42)	(0.01)	0.00	0.00	(0.01)
Dynamic Growth Fund (1)(2)(3)(4)
2015	$9.36	0.06	(0.11)	(0.05)	(0.03)	0.00	0.00	(0.03)
2015	$10.02	0.05	(0.40)	(0.35)	(0.05)	(0.26)	0.00	(0.31)
2014	$10.35	0.04	1.25	1.29	(0.30)	(1.32)	0.00	(1.62)
2013	$8.80	0.02	2.74	2.76	(0.02)	(1.19)	0.00	(1.21)
2012	$7.68	0.00	1.12	1.12	0.00	0.00	0.00	0.00
2011	$8.14	(0.01)	(0.45)	(0.46)	0.00	0.00	0.00	0.00
Aggressive Growth Fund (1)(2)(3)(4)
2016	$9.64	0.05	(0.16)	(0.11)	(0.03)	0.00	0.00	(0.03)
2015	$10.47	0.03	(0.48)	(0.45)	(0.03)	(0.35)	0.00	(0.38)
2014	$10.91	0.00	1.43	1.43	(0.08)	(1.79)	0.00	(1.87)
2013	$8.44	(0.00)*	2.56	2.56	0.00	(0.09)	0.00	(0.09)
2012	$7.40	(0.03)	1.07	1.04	0.00	0.00	0.00	0.00
2011	$7.97	(0.07)	(0.50)	(0.57)	0.00	0.00	0.00	0.00
Balanced Fund (1)(2)(3)(4)
2016	$10.36	0.05	0.07	0.12	(0.03)	0.00	0.00	(0.03)
2015	$10.98	0.09	(0.58)	(0.49)	(0.08)	(0.05)	0.00	(0.13)
2014	$11.10	0.10	0.84	0.94	(0.27)	(0.79)	0.00	(1.06)
2013	$10.06	0.09	1.89	1.98	(0.09)	(0.85)	0.00	(0.94)
2012	$9.18	0.07	0.89	0.96	(0.08)	0.00	0.00	(0.08)
2011	$9.72	0.13	(0.57)	(0.44)	(0.10)	0.00	0.00	(0.10)
Global Opportunities Fund (1)(2)(3)(4)
2016	$9.34	0.06	(0.17)	(0.11)	(0.03)	0.00	0.00	(0.03)
2015	$10.38	0.04	(0.79)	(0.75)	(0.04)	(0.25)	0.00	(0.29)
2014	$11.36	0.06	0.58	0.64	(0.16)	(1.46)	0.00	(1.62)
2013	$10.07	0.04	2.34	2.38	(0.05)	(1.04)	0.00	(1.09)
2012	$8.90	0.00	1.17	1.17	0.00	0.00	0.00	0.00
2011	$9.71	(0.04)	(0.77)	(0.81)	0.00	0.00	0.00	0.00
Spectrum Fund (1)(2)(3)(4)
2016	$9.73	0.00	(0.01)	(0.01)	0.00	0.00	0.00	0.00
2015 (6)	$10.00	(0.04)	(0.08)	(0.12)	0.00	(0.13)	(0.02)	(0.15)

1

Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.

The accompanying notes are an integral part of these financial statements.

Page 70	2016 Semiannual Report | June 30, 2016

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions and Recoupment of Fees, Excluding Commissions Recaptured and Fees Received from Custodian	Ratio of Expenses to Average Net Assets Before Reductions or Recoupment of Fees	Portfolio Turnover Rate

$6.45	(0.15%)	$381,972	0.98%	0.85%	1.34%	1.35%	209%
$6.47	(5.50%)	$390,945	1.03%	0.33%	1.35%	1.37%	277%
$7.03	12.12%	$297,861	1.22%	0.22%	1.44%	1.44%	238%
$6.95	30.46%	$161,823	1.22%	0.14%	1.42%	1.54%	260%
$5.81	12.38%	$114,171	1.39%	(0.12%)	1.42%	1.58%	154%
$5.17	(7.55%)	$119,787	1.39%	(0.11%)	1.46%	1.58%	189%

$9.28	(0.53%)	$105,484	0.97%	1.34%	1.37%	1.57%	176%
$9.36	(3.46%)	$116,559	1.19%	0.47%	1.48%	1.54%	245%
$10.02	12.80%	$141,638	1.22%	0.40%	1.45%	1.54%	230%
$10.35	31.61%	$102,926	1.22%	0.20%	1.39%	1.58%	276%
$8.80	14.58%	$91,977	1.39%	(0.04%)	1.42%	1.57%	154%
$7.68	(5.65%)	$90,902	1.39%	(0.08%)	1.46%	1.57%	176%

$9.50	(1.14%)	$70,065	1.19%	1.00%	1.57%	1.62%	144%
$9.64	(4.35%)	$78,211	1.18%	0.24%	1.56%	1.58%	283%
$10.47	13.49%	$84,847	1.33%	0.00%	1.59%	1.60%	239%
$10.91	30.40%	$64,608	1.35%	(0.03%)	1.57%	1.65%	272%
$8.44	14.05%	$38,939	1.59%	(0.44%)	1.62%	1.74%	167%
$7.40	(7.15%)	$32,167	1.59%	(0.73%)	1.65%	1.70%	224%

$10.45	1.16%	$277,854	1.15%	0.98%	1.45%	1.45%	175%
$10.36	(4.47%)	$288,803	1.22%	0.81%	1.47%	1.48%	246%
$10.98	8.61%	$175,534	1.33%	0.94%	1.50%	1.54%	180%
$11.10	19.79%	$105,642	1.33%	0.85%	1.47%	1.57%	217%
$10.06	10.42%	$86,628	1.49%	0.76%	1.51%	1.58%	168%
$9.18	(4.49%)	$85,797	1.44%	1.29%	1.51%	1.60%	164%

$9.20	(1.18%)	$86,297	1.07%	1.27%	1.34%	1.54%	71%
$9.34	(7.21%)	$106,422	1.19%	0.42%	1.42%	1.50%	170%
$10.38	5.87%	$109,845	1.23%	0.54%	1.37%	1.51%	143%
$11.36	23.82%	$91,769	1.23%	0.36%	1.40%	1.58%	231%
$10.07	13.15%	$79,446	1.39%	(0.05%)	1.42%	1.58%	86%
$8.90	(8.34%)	$84,672	1.39%	(0.37%)	1.48%	1.58%	166%

$9.72	(0.10%)	$127,269	1.35%	0.11%	1.91%	1.94%	92%
$9.73	(1.21%)	$125,597	1.49%	(0.36%)	2.12%	2.19%	161%

4

Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions are annualized for periods of less than one full year.

5	Net investment income per share is based on average shares outstanding during the period.

6	Commenced operations on January 1, 2015.

*	Actual amounts were less than one-half of a cent per share.

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 71

Financial Highlights For a Share Outstanding Through the Period Ended June 30, 2016 (unaudited) and Each Fiscal Period Ended December 31,

		Income from Investment Operations					Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)		Net gains (losses) on securities, futures, and options (both realized and unrealized)		Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Tax Return of Capital	Total Distributions
Quantex Fund (1)(2)(3)(4)
2016	$27.84	0.12		2.28		2.40	(0.10)	0.00	0.00	(0.10)
2015	$35.20	0.17		(2.78)		(2.61)	(0.17)	(4.58)	0.00	(4.75)
2014	$35.04	0.13		3.11		3.24	(0.40)	(2.68)	0.00	(3.08)
2013	$25.46	0.09		10.45		10.54	(0.08)	(0.88)	0.00	(0.96)
2012	$21.84	0.07		3.63		3.70	(0.08)	0.00	0.00	(0.08)
2011	$22.77	0.00	*	(0.92)		(0.92)	(0.01)	0.00	0.00	(0.01)
Miller/Howard Infrastructure Fund (1)(2)(3)(4)
2016	$18.17	0.17		2.83		3.00	(0.09)	0.00	0.00	(0.09)
2015	$30.45	0.17		(5.40)		(5.23)	(0.25)	(6.80)	0.00	(7.05)
2014	$30.98	0.19		2.64		2.83	(0.83)	(2.53)	0.00	(3.36)
2013	$24.17	0.17		6.81		6.98	(0.17)	0.00	0.00	(0.17)
2012	$24.06	0.15		0.21		0.36	(0.15)	(0.10)	0.00	(0.25)
2011	$23.51	0.22		0.70		0.92	(0.37)	0.00	0.00	(0.37)
Dividend Opportunities Fund (1)(2)(3)(4)
2016	$9.50	0.11		0.23		0.34	(0.11)	0.00	0.00	(0.11)
2015 (7)	$10.00	0.18		(0.59)		(0.41)	(0.09)	0.00	0.00	(0.09)
Total Return Bond Fund (1)(2)(3)(4)
2016	$9.14	0.11		0.32		0.43	(0.12)	0.00	0.00	(0.12)
2015	$9.63	0.27		(0.51)		(0.24)	(0.25)	0.00	0.00	(0.25)
2014	$9.77	0.33		(0.15)		0.18	(0.32)	0.00	0.00	(0.32)
2013	$10.15	0.38		(0.38)		(0.00)	(0.38)	0.00	0.00	(0.38)
2012	$9.73	0.44		0.41		0.85	(0.43)	0.00	0.00	(0.43)
2011 (6)	$10.00	0.25		(0.31)		(0.06)	(0.21)	0.00	0.00	(0.21)
Money Market Fund - Retail Class (1)(2)(3)(4)
2016	$1.00	0.001		N/	A	0.001	(0.001)	0.000	0.000	(0.001)
2015	$1.00	0.001		N/	A	0.001	(0.001)	0.000	0.000	(0.001)
2014	$1.00	0.001		N/	A	0.001	(0.001)	0.000	0.000	(0.001)
2013	$1.00	0.001		N/	A	0.001	(0.001)	0.000	0.000	(0.001)
2012	$1.00	0.001		N/	A	0.001	(0.001)	0.000	0.000	(0.001)
2011	$1.00	0.001		N/	A	0.001	(0.001)	0.000	0.000	(0.001)
Money Market Fund - Institutional Class (1)(2)(3)(4)
2016	$1.00	0.002		N/	A	0.002	(0.002)	0.000	0.000	(0.002)
2015	$1.00	0.001		N/	A	0.001	(0.001)	0.000	0.000	(0.001)
2014	$1.00	0.001		N/	A	0.001	(0.001)	0.000	0.000	(0.001)
2013	$1.00	0.001		N/	A	0.001	(0.001)	0.000	0.000	(0.001)
2012	$1.00	0.002		N/	A	0.002	(0.002)	0.000	0.000	(0.002)
2011	$1.00	0.002		N/	A	0.002	(0.002)	0.000	0.000	(0.002)

1

Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.

The accompanying notes are an integral part of these financial statements.

Page 72	2016 Semiannual Report | June 30, 2016

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets after Reductions and Recoupment of Fees, Excluding Commissions Recaptured and Fees Received from Custodian	Ratio of Expenses to Average Net Assets Before Reductions or Recoupment of Fees	Portfolio Turnover Rate

$30.14	8.62%	$65,039	0.94%	0.88%	1.40%	1.79%	72%
$27.84	(7.68%)	$58,883	1.09%	0.46%	1.26%	1.75%	87%
$35.20	9.48%	$61,834	1.44%	0.36%	1.52%	1.78%	29%
$35.04	41.54%	$44,476	1.52%	0.27%	1.58%	1.94%	25%
$25.46	16.93%	$23,306	1.60%	0.29%	1.61%	2.06%	31%
$21.84	(4.05%)	$17,434	1.62%	0.01%	1.62%	2.06%	57%

$21.08	16.53%	$20,128	2.15%	1.80%	2.15%	2.47%	31%
$18.17	(16.92%)	$20,034	1.98%	0.56%	1.98%	2.01%	54%
$30.45	9.42%	$46,746	1.88%	0.63%	1.88%	1.89%	34%
$30.98	28.96%	$37,988	1.87%	0.62%	1.87%	1.99%	19%
$24.17	1.52%	$30,452	1.89%	0.63%	1.89%	2.02%	29%
$24.06	3.93%	$32,609	1.90%	0.87%	1.90%	2.02%	43%

$9.73	3.60%	$39,980	1.22%	2.45%	1.52%	1.90%	70%
$9.50	(4.15%)	$42,099	1.26%	1.80%	1.66%	1.85%	70%

$9.45	4.75%	$216,507	0.82%	2.34%	0.99%	1.01%	164%
$9.14	(2.51%)	$214,618	0.88%	2.71%	1.01%	1.03%	295%
$9.63	1.78%	$143,046	0.99%	3.39%	1.02%	1.13%	82%
$9.77	0.01%	$90,080	0.99%	3.87%	1.01%	1.19%	79%
$10.15	8.93%	$76,001	0.99%	4.45%	1.00%	1.23%	157%
$9.73	(0.57%)	$56,998	0.99%	4.97%	1.06%	1.36%	125%

$1.00	0.13%	$51,835	0.25%	0.27%	0.25%	0.58%	N/	A
$1.00	0.07%	$56,530	0.18%	0.07%	0.18%	0.58%	N/	A
$1.00	0.06%	$54,927	0.16%	0.06%	0.16%	0.67%	N/	A
$1.00	0.08%	$61,288	0.22%	0.08%	0.22%	0.90%	N/	A
$1.00	0.10%	$73,546	0.30%	0.10%	0.30%	0.82%	N/	A
$1.00	0.11%	$78,903	0.30%	0.11%	0.30%	0.90%	N/	A

$1.00	0.17%	$181,749	0.18%	0.34%	0.18%	0.58%	N/	A
$1.00	0.11%	$168,172	0.14%	0.11%	0.14%	0.58%	N/	A
$1.00	0.11%	$147,739	0.10%	0.11%	0.10%	0.65%	N/	A
$1.00	0.14%	$43,485	0.15%	0.14%	0.15%	0.71%	N/	A
$1.00	0.16%	$84,953	0.23%	0.17%	0.23%	0.63%	N/	A
$1.00	0.20%	$23,231	0.21%	0.20%	0.21%	0.71%	N/	A

4

Ratio of net expenses to average net assets, ratio of net investment income (loss) to average net assets, ratio of average net assets after reductions, excluding commissions recaptured and fees received from custodian, and ratio of expenses to average net assets before reductions are annualized for periods of less than one full year.

5	Except for Money Market Fund, net investment income per share is based on average shares outstanding during the period.

6	Commenced operations on June 30, 2011

7	Commenced operations on June 30, 2015.

*	Actual amounts were less than one-half of a cent per share

The accompanying notes are an integral part of these financial statements.

2016 Semiannual Report | June 30, 2016	Page 73

Notes to Financial Statements
June 30, 2016 (unaudited)

1.    Organization and Significant Accounting Policies

Meeder Funds® (the “Trust”) was organized in 1982 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Trust offers eleven separate series and is presently comprised of eleven separate funds as follows: Muirfield Fund® (“Muirfield”), Dynamic Growth Fund (“Dynamic”), Aggressive Growth Fund (“Aggressive”), Balanced Fund (“Balanced”), Global Opportunities Fund (“Global”)(f.k.a. Strategic Growth Fund)(please see second paragraph of Note #1 for more information), Spectrum Fund (“Spectrum”), Dividend Opportunities Fund (“Dividend”), Quantex Fund® (“Quantex”), Miller/Howard Infrastructure Fund (“Infrastructure”)(f.k.a. Utilities and Infrastructure Fund)(please see third paragraph of Note #1 for more information), Total Return Bond Fund (“Bond”), and Money Market Fund (“Money Market”) (each a “Fund” and collectively the “Funds”). Money Market offers two classes of shares (the Retail Class (“Retail Class”) and the Institutional Class (“Institutional Class”)). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and transfer agent expenses. The investment objective of Muirfield, Dynamic, Aggressive, Global, Spectrum, and Quantex is to provide long term capital appreciation. The investment objective of Balanced is to provide income and long term capital appreciation. The investment objective of Dividend and Infrastructure is to provide total return, including capital appreciation and income. The investment objective of Bond is total return, consisting of income and capital growth, consistent with minimizing the risk of loss of capital. The investment objective of Money Market is to provide current income while maintaining a stable share price of $1.00.

Effective December 31, 2015, Strategic Growth Fund changed its name to Global Opportunities Fund and also changed its investment strategy. The Fund will be fully invested in the equity market at all times and will hold a fixed allocation across six distinct investment categories. The mix of investments selected to represent each investment category is variable and actively managed by utilizing the Adviser’s quantitative models and by employing a strategic investment selection process. Under normal circumstances, the Fund will invest at least 40% of its net assets in holdings outside the United States, representing at least three different countries. The current target allocation is as follows: 40-55% international holdings, 20-25% domestic large cap holdings, 10-15% domestic mid cap holdings, 5-10% domestic small cap holdings, 5-10% real estate holdings, and 5-10% commodities holdings. Because these are target investment allocations, the actual allocations of the Fund’s assets may deviate from the target percentages. The Fund may be subject to increased volatility.

Effective December 31, 2015, Utilities and Infrastructure Fund changed its name to Miller/Howard Infrastructure Fund and also changed its investment strategy. This name change better reflects the use of proprietary investment strategies developed by the Fund’s sub-adviser Miller/Howard Investments, Inc. The Fund will generally invest at least 80% of its net assets in infrastructure companies, and may invest up to 25% of its total assets in securities of master limited partnerships (“MLPs”) in the energy sector. The Fund will continue to invest at least 25% of its total assets in securities of public utility companies. The Fund also registered for two classes of shares: a retail class and an institutional class. The institutional class is not currently offered for sale.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security valuation. All investments in securities are recorded at their estimated fair value, as described in Note #2.

Repurchase agreements. Each Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the fair value of collateral, including accrued interest, of at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Short sales. Spectrum may make short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to

Page 74	2016 Semiannual Report | June 30, 2016

as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs will be borne by the shareholders of the Fund. The amount of restricted cash held at the broker as collateral for securities sold short was $46,183,700 as of June 30, 2016.

Futures & options. Each Fund, except Money Market, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Fund, or which it intends to purchase. The futures and options contracts are adjusted by the daily exchange rate of the underlying currency, or index, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the statement of assets and liabilities and the statement of operations until the contract settlement date, at which time realized gains and losses are included in the statement of operations.

To the extent that the Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the fair value of the index. Upon entering into a futures contract, the Fund is required to deposit an initial margin, which is either cash or securities (disclosed as pledged as collateral on the Schedules of Investments) in an amount equal to a certain percentage of the contract value. Subsequently, the variation margin, which is equal to changes in the daily settlement price or last sale price on the exchanges where futures contracts trade, is recorded as an unrealized gain or loss until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Except for Money Market and Infrastructure, it is normal practice for each Fund to invest in futures contracts on a daily basis. The Funds, except for Bond and Money Market, typically utilize equity index futures contracts to equitize cash positions or adjust targeted stock market exposure. Bond and the fixed income portion of Balanced can utilize Treasury futures contracts in order to adjust duration. Although Infrastructure is permitted to invest in futures contracts, it typically does not.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are fair valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in fair value are recorded as unrealized appreciation or depreciation until closed, exercised or expired. For the six months ended June 30, 2016, there were no call or put options transacted for any of the Funds.

The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received. Although permitted, it is currently not normal practice for the Funds to write call and put options and none were written during the six months ended June 30, 2016.

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of June 30, 2016 was as follows:

Amount of Net Variation Margin and Unrealized Appreciation (Depreciation) on Derivatives
	Type of Derivative/Risk	Statements of Assets & Liabilities Location*	Fair Value of Variation Margin	Fair Value of Unrealized Appreciation (Depreciation)
Muirfield Fund	Equity contracts	Liabilities, Payable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	$575,110	$(45,731)
Dynamic Growth Fund	Equity contracts	Assets, Receivable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	543,063	(62,645)
Aggressive Growth Fund	Equity contracts	Assets, Receivable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	842,146	(63,945)
Balanced Fund	Equity contracts	Assets, Receivable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	1,012,262	(8,943)
Global Opportunities Fund	Equity contracts	Assets, Receivable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	516,287	(59,232)

2016 Semiannual Report | June 30, 2016	Page 75

Amount of Net Variation Margin and Unrealized Appreciation (Depreciation) on Derivatives
	Type of Derivative/Risk	Statements of Assets & Liabilities Location*	Fair Value of Variation Margin	Fair Value of Unrealized Appreciation (Depreciation)
Spectrum Fund	Equity contracts	Assets, Receivable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	$2,899,258	$(284,899)
Quantex Fund	Equity contracts	Assets, Receivable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	626,626	9,009
Dividend Opportunities Fund	Equity contracts	Assets, Receivable for net variation margin on futures contracts; Net Assets, Net unrealized appreciation (depreciation) of investments and futures contracts	88,318	4,652

*	Unrealized appreciation (depreciation) on futures contracts is included with unrealized appreciation (depreciation) of investments on the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2016 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Type of Derivative/ Risk	Contracts as of December 31, 2015	Contracts Opened During the Period	Contracts Closed/ Expired During the Period	Contracts as of June 30, 2016	Statement of Operations Location	For the Six Months Ended June 30, 2016
Muirfield Fund	Equity contracts	600	4,710	4,498	812	Net realized gains (losses) from futures contracts	$3,372,981
Dynamic Growth Fund	Equity contracts	44	762	645	161	Net realized gains (losses) from futures contracts	593,340
Aggressive Growth Fund	Equity contracts	29	575	503	101	Net realized gains (losses) from futures contracts	902,764
Balanced Fund	Equity contracts	353	2,662	2,485	530	Net realized gains (losses) from futures contracts	3,382,448
Global Opportunities Fund	Equity contracts	38	433	398	73	Net realized gains (losses) from futures contracts	446,232
Spectrum Fund	Equity contracts	102	2,009	1,524	587	Net realized gains (losses) from futures contracts	2,989,132
Quantex Fund	Equity contracts	15	133	123	25	Net realized gains (losses) from futures contracts	455,115
Dividend Opportunities Fund	Equity contracts	23	148	131	40	Net realized gains (losses) from futures contracts	83,668

Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income
	Type of Derivative/Risk	Statement of Operations Location	For the Six Months Ended June 30, 2016
Muirfield Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	$917,966
Dynamic Growth Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	(128,021)
Aggressive Growth Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	(104,900)

Page 76	2016 Semiannual Report | June 30, 2016

Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income
	Type of Derivative/Risk	Statement of Operations Location	For the Six Months Ended June 30, 2016
Balanced Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	$516,964
Global Opportunities Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	(114,722)
Spectrum Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	(413,109)
Quantex Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	(8,364)
Dividend Opportunities Fund	Equity contracts	Net change in unrealized appreciation (depreciation) of investments and futures contracts	8,523

Federal income taxes. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2012 through December 31, 2015) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended June 30, 2016, the Funds did not incur any material interest or penalties.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Muirfield, Quantex, Dynamic, Aggressive, Balanced, Global, and Spectrum declare and pay dividends from net investment income, if any, on a quarterly basis. Infrastructure, Dividend, and Bond declare and pay dividends from net investment income on a monthly basis. Money Market declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. Each Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to net operating losses and partnership basis adjustments. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences have been reclassified within the components of net assets based on their ultimate characterization for federal income tax purposes. For the period ended December 31, 2015, the Funds made the following reclassifications to increase/(decrease) the components of net assets:

	Capital	Accumulated Undistributed (Distributions in Excess of) Net Investment Income	Accumulated Undistributed Net Realized Gain (Loss) from Investments and Futures Contracts
Muirfield Fund	$(9,533)	$9,509	$24
Dynamic Growth Fund	2	5,891	(5,893)
Aggressive Growth Fund	3	6,375	(6,378)
Balanced Fund	(8,635)	8,631	4
Global Opportunities Fund	(12,483)	12,479	4
Spectrum Fund	(229,488)	235,916	(6,428)
Quantex Fund	—	25,022	(25,022)
Miller/Howard Infrastructure Fund	150,592	30,923	(181,515)
Dividend Opportunities Fund	(5,002)	5,002	—
Total Return Bond Fund	2	—	(2)

2016 Semiannual Report | June 30, 2016	Page 77

Investment income & expenses. For Money Market, income and expenses (other than expenses attributable to a specific class) are allocated to each class of shares based on its relative net assets. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis.

Capital Share Transactions. Money Market is authorized to issue an unlimited number of shares in the Retail Class and the Institutional Class. Transactions in the capital shares of the Fund for the six months ended June 30, 2016 and the year ended December 31, 2015 were as follows:

	2016		2015
	Amount	Shares	Amount	Shares
Retail Class
Issued	$58,249,142	58,249,142	$121,657,074	121,657,074
Reinvested	65,870	65,870	34,305	34,305
Redeemed	(63,010,172)	(63,010,172)	(120,087,456)	(120,087,456)
Net increase (decrease)	$(4,695,160)	(4,695,160)	$1,603,923	1,603,923

Institutional Class
Issued	$376,663,435	376,663,435	$1,087,935,083	1,087,935,083
Reinvested	3,113	3,113	3,522	3,522
Redeemed	(363,089,384)	(363,089,384)	(1,067,506,040)	(1,067,506,040)
Net increase (decrease)	$13,577,164	13,577,164	$20,432,565	20,432,565

Offsetting Assets & Liabilities. The Funds’ policy is to recognize a net asset/liability equal to the net variation margin for futures contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts. During the six months ended June 30, 2016, the Funds were not subject to any master netting arrangements. The table below reflects the offsetting assets and liabilities relating to securities lending, futures contracts, and repurchase agreements shown on the Statements of Assets and Liabilities at June 30, 2016.

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description/ Fund	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments*	Collateral Pledged (Received)*	Net Amount
Assets:
Securities Loaned
Muirfield Fund	$954,438	$—	$954,438	$—	$(954,438)	$—
Dynamic Growth Fund	145,144	—	145,144	—	(145,144)	—
Aggressive Growth Fund	1,247,489	—	1,247,489	—	(1,247,489)	—
Balanced Fund	486,131	—	486,131	—	(486,131)	—
Spectrum Fund	437,187	—	437,187	—	(437,187)	—
Quantex Fund	7,054,476	—	7,054,476	—	(7,054,476)	—

Futures Contracts
Dynamic Growth Fund	$543,063	$—	$543,063	$543,063	$—	$—
Aggressive Growth Fund	842,146	—	842,146	842,146	—	—
Balanced Fund	1,012,262	—	1,012,262	1,012,262	—	—
Global Opportunities Fund	516,287	—	516,287	516,287	—	—
Spectrum Fund	2,899,258	—	2,899,258	2,899,258	—	—
Quantex Fund	626,626	—	626,626	626,626	—	—
Dividend Opportunities Fund	88,318	—	88,318	88,318	—	—

Repurchase Agreements
Money Market Fund	$80,000,000	$—	$80,000,000	$—	$—	$80,000,000

Liabilities:
Futures Contracts
Muirfield Fund	$575,110	$—	$575,110	$575,110	$—	$—

*	The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.

Page 78	2016 Semiannual Report | June 30, 2016

Other. The Funds record security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income is recognized on the ex-dividend date and interest income (including amortization of premium and accretion of discount) is recognized as earned. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are broken out as such. Discounts and premiums are amortized over the lives of the respective securities. Distributions received from partnerships are recorded as return of capital distributions. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

2.    Securities Valuations

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including publicly traded partnerships, real estate investment trusts, American depositary receipts, exchange traded funds, and common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation and are categorized in level 1 of the fair value hierarchy.

Investments in registered open-end investment companies, including money market funds, are valued at the daily redemption value as reported by the underlying fund and are categorized in level 1 of the fair value hierarchy.

Short-term notes (including bank obligations, commercial paper, corporate obligations, repurchase agreements, U.S. government agency obligations, and floating rate demand notes). Short-term notes held in the Funds, except Money Market, maturing more than sixty days after the valuation date, are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When valued at last sales price, the securities will be categorized as level 1. When using bid prices or yield equivalents, they will be categorized as level 2. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity and will be categorized as level 2.

All securities held in Money Market, other than money market funds, are valued at amortized cost, which approximates fair value, and will be categorized as level 2.

Certificates of deposit. Certificates of deposit are valued at acquisition cost, which approximates fair value, and will be categorized as level 2.

U.S. government obligations. U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. In either case, these securities will be categorized as level 2.

Restricted securities (equity and debt). Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

2016 Semiannual Report | June 30, 2016	Page 79

Derivative instruments (futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

For the six months ended June 30, 2016, the Funds did not hold any assets at any time in which significant unobservable inputs were used in determining fair value. Therefore, no reconciliation of level 3 securities is provided. Also, there were no transfers between level 1 and level 2 securities. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2016.

Muirfield – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$290,145,333	$—	$—	$290,145,333
Registered investment companies	7,950,835	—	—	7,950,835
Money market registered investment companies	77,858,894	—	—	77,858,894
Bank Obligations	—	747,000	—	747,000
Total	$375,955,062	$747,000	$—	$376,702,062
Trustee deferred compensation	$274,022	$—	$—	$274,022
Futures contracts**	$(45,731)	$—	$—	$(45,731)

Dynamic – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$84,676,934	$—	$—	$84,676,934
Registered investment companies	4,337,204	—	—	4,337,204
Money market registered investment companies	14,864,186	—	—	14,864,186
Bank Obligations	—	747,000	—	747,000
Total	$103,878,324	$747,000	$—	$104,625,324
Trustee deferred compensation	$150,360	$—	$—	$150,360
Futures contracts**	$(62,645)	$—	$—	$(62,645)

Aggressive – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$54,050,399	$—	$—	$54,050,399
Registered investment companies	5,060,439	—	—	5,060,439
Money market registered investment companies	10,291,099	—	—	10,291,099
Bank Obligations	—	747,000	—	747,000
Total	$69,401,937	$747,000	$—	$70,148,937
Trustee deferred compensation	$89,079	$—	$—	$89,079
Futures contracts**	$(63,945)	$—	$—	$(63,945)

Balanced – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$136,088,930	$—	$—	$136,088,930
Registered investment companies	89,305,973	—	—	89,305,973
Money market registered investment companies	47,849,780	—	—	47,849,780
Bank Obligations	—	747,000	—	747,000
Total	$273,244,683	$747,000	$—	$273,991,683
Trustee deferred compensation	$128,371	$—	$—	$128,371
Futures contracts**	$(8,943)	$—	$—	$(8,943)

Global – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$39,646,898	$—	$—	$39,646,898
Registered investment companies	39,905,000	—	—	39,905,000
Money market registered investment companies	5,693,065	—	—	5,693,065
Bank Obligations	—	747,000	—	747,000
Total	$85,244,963	$747,000	$—	$85,991,963
Trustee deferred compensation	$103,977	$—	$—	$103,977
Futures contracts**	$(59,232)	$—	$—	$(59,232)

Page 80	2016 Semiannual Report | June 30, 2016

Spectrum – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks – Long*	$98,402,904	$—	$—	$98,402,904
Registered investment companies	2,457,840	—	—	2,457,840
Money market registered investment companies	10,206,314	—	—	10,206,314
Bank Obligations	—	249,000	—	249,000
Total – Long investments	$111,067,058	$249,000	$—	$111,316,058
Common stocks – Short*	$(35,068,762)	$—	$—	$(35,068,762)
Trustee deferred compensation	$6,092	$—	$—	$6,092
Futures contracts**	$(284,899)	$—	$—	$(284,899)

Quantex – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$62,323,041	$—	$—	$62,323,041
Money market registered investment companies	9,175,278	—	—	9,175,278
Bank Obligations	—	747,000	—	747,000
Total	$71,498,319	$747,000	$—	$72,245,319
Trustee deferred compensation	$93,131	$—	$—	$93,131
Futures contracts**	$9,009	$—	$—	$9,009

Infrastructure – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$20,020,116	$—	$—	$20,020,116
Money market registered investment companies	274,290	—	—	274,290
Total	$20,294,406	$—	$—	$20,294,406
Trustee deferred compensation	$88,237	$—	$—	$88,237

Dividend – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$35,956,481	$—	$—	$35,956,481
Registered investment companies	643,666	—	—	643,666
Money market registered investment companies	2,887,770	—	—	2,887,770
Bank Obligations	—	249,000	—	249,000
Total	$39,487,917	$249,000	$—	$39,736,917
Trustee deferred compensation	$1,867	$—	$—	$1,867
Futures contracts**	$4,652	$—	$—	$4,652

Bond – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Registered investment companies	$208,510,797	$—	$—	$208,510,797
Money market registered investment companies	8,224,716	—	—	8,224,716
Bank Obligations	—	747,000	—	747,000
U.S. government obligations	—	53,522	—	53,522
Total	$216,735,513	$800,522	$—	$217,536,035
Trustee deferred compensation	$51,414	$—	$—	$51,414

2016 Semiannual Report | June 30, 2016	Page 81

Money Market – Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Bank obligations	$—	$13,002,618	$—	$13,002,618
Certificates of deposit	—	12,948,032	—	12,948,032
Commercial paper	—	35,905,433	—	35,905,433
Corporate obligations	—	20,968,120	—	20,968,120
Repurchase agreements	—	80,000,000	—	80,000,000
U.S. government agency obligations	—	13,765,821	—	13,765,821
Money Market registered investment companies	56,932,329	—	—	56,932,329
Total	$56,932,329	$176,590,024	$—	$233,522,353
Trustee deferred compensation	$76,623	$—	$—	$76,623

*	See schedule of investments for industry classifications.
**	Futures contracts include unrealized gain/loss on contracts open at June 30, 2016.

3.    Investment Transactions

For the six months ended June 30, 2016, the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds, excluding U.S. Government investments and short positions, were as follows:

	Purchases	Sales
Muirfield Fund	$627,995,571	$620,433,244
Dynamic Growth Fund	173,457,016	194,595,782
Aggressive Growth Fund	92,530,511	106,249,609
Balanced Fund	412,738,917	431,445,811
Global Opportunities Fund	63,116,010	82,746,145
Spectrum Fund	98,305,631	85,729,888
Quantex Fund	41,406,106	40,676,109
Miller/Howard Infrastructure Fund	6,209,137	8,992,204
Dividend Opportunities Fund	26,451,770	30,390,387
Total Return Bond Fund	336,354,569	340,426,171

For the six months ended June 30, 2016, the cost of purchases and proceeds from sales or maturities of long-term U.S. Government investments for the Funds are as follows:

	Purchases	Sales
Total Return Bond Fund	$1,299	$—

Page 82	2016 Semiannual Report | June 30, 2016

4.    Investment Advisory Fees and Other Transactions with Affiliates

Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Investment Management, Inc. (“Meeder”), provides each Fund, under a separate Investment Advisory Contract, with investment management, research, statistical and advisory services. The services of MAM will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by majority vote of the Fund, by the Trustees of the Fund, or by MAM. For such services the Funds pay a fee at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million up to $100 Million	Percentage of Average Daily Net Assets up to $100 Million	Percentage of Average Daily Net Assets up to $200 Million	Percentage of Average Daily Net Assets Exceeding $100 Million	Percentage of Average Daily Net Assets Exceeding $200 Million
Muirfield	1.00%	0.75%	N/A	N/A	0.60%	N/A
Quantex*	1.00%	0.75%	N/A	N/A	0.60%	N/A
Infrastructure**	1.00%	0.75%	N/A	N/A	0.60%	N/A
Dynamic	N/A	N/A	N/A	0.75%	N/A	0.60%
Aggressive	N/A	N/A	N/A	0.75%	N/A	0.60%
Balanced	N/A	N/A	N/A	0.75%	N/A	0.60%
Global	N/A	N/A	N/A	0.75%	N/A	0.60%
Spectrum	N/A	N/A	N/A	0.75%	N/A	0.60%
Dividend	N/A	N/A	N/A	0.75%	N/A	0.60%
Bond	N/A	N/A	0.40%	N/A	0.20%	N/A
Money Market***	N/A	N/A	0.40%	N/A	0.25%	N/A

*

MAM has contractually agreed to reduce its investment advisory fee by 0.25% for Quantex for average daily net assets up to $50 million. The foregoing reduction in investment advisory fees shall automatically renew annually on or about April 30th, unless MAM elects to terminate this reduction. During the six months ended June 30, 2016, $75,135 of investment advisory fees was waived in Quantex and is not subject to recoupment.

**

Under a separate Investment Subadvisory Agreement with MAM, Miller/Howard Investments, Inc. (“Miller/Howard”) serves as subadvisor of Infrastructure. The Investment Subadvisory Agreement provides that it will terminate automatically if assigned, and that it may be terminated without penalty to the Fund by MAM, the Trustees of the Fund, or by the vote of a majority of the outstanding voting shares of the Fund upon not less than 30 days written notice. As subadvisor to Infrastructure, Miller/Howard receives a fee paid by MAM.

***	During the six months ended June 30, 2016, MAM voluntarily agreed to reduce $13,782 of investment advisory fees in Money Market.

Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of the following:

	Minimum Fee	Amount Per Active Shareholder Account	Percentage of Average Daily Net Assets
Muirfield	$4,000	$15	0.12%
Quantex	4,000	15	0.12%
Infrastructure	4,000	15	0.12%
Dynamic	4,000	15	0.12%
Aggressive	4,000	15	0.12%
Balanced	4,000	15	0.12%
Global	4,000	15	0.12%
Spectrum	4,000	15	0.12%
Dividend	4,000	15	0.12%
Bond	4,000	15	0.08%
Retail Class	4,000	20	0.08%
Institutional Class	4,000	20	0.08%

For fixed income Funds (Bond and Money Market) that are subject to an expense cap and which are above the expense cap, the basis point fee will be contractually reduced by 0.02%. During the six months ended June 30, 2016, MFSCo contractually waived $21,151 and $58,845 of transfer agent fees for Bond and the Institutional Class, respectively. MFSCo also voluntarily waived $30,788 and $3,321 for Infrastructure and Dividend, respectively, during the six months ended June 30, 2016.

2016 Semiannual Report | June 30, 2016	Page 83

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million
Muirfield	0.10%	0.08%
Quantex	0.10%	0.08%
Infrastructure	0.10%	0.08%
Dynamic	0.10%	0.08%
Aggressive	0.10%	0.08%
Balanced	0.10%	0.08%
Global	0.10%	0.08%
Spectrum	0.10%	0.08%
Dividend	0.10%	0.08%
Bond	0.10%	0.08%
Money Market	0.10%	0.08%

MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of a minimum fee or at a rate based on the percentage of average daily net assets. The annual rates are as follows:

	Minimum Fee	Percentage of Average Daily Net Assets up to $10 Million	Percentage of Average Daily Net Assets Exceeding $10 Million up to $30 Million	Percentage of Average Daily Net Assets Exceeding $30 Million up to $80 Million	Percentage of Average Daily Net Assets Exceeding $80 Million
Muirfield	$7,500	0.15%	0.10%	0.02%	0.01%
Quantex	7,500	0.15%	0.10%	0.02%	0.01%
Infrastructure	7,500	0.15%	0.10%	0.02%	0.01%
Dynamic	7,500	0.15%	0.10%	0.02%	0.01%
Aggressive	7,500	0.15%	0.10%	0.02%	0.01%
Balanced	7,500	0.15%	0.10%	0.02%	0.01%
Global	7,500	0.15%	0.10%	0.02%	0.01%
Spectrum	7,500	0.15%	0.10%	0.02%	0.01%
Dividend	7,500	0.15%	0.10%	0.02%	0.01%
Bond	7,500	0.15%	0.10%	0.02%	0.01%
Money Market	30,000	0.15%	0.10%	0.02%	0.01%

For the six months ended June 30, 2016, MAM agreed to voluntarily waive and/or reimburse investment advisory fees. The amount waived and/or reimbursed and the net expense ratio (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) for each Fund are as follows:

	Voluntary Expense Reimbursements	Ratio of Net Expenses to Average Net Assets
Muirfield	$—	0.98%
Quantex*	—	0.94%
Infrastructure	—	2.15%
Dynamic	98,170	0.97%
Aggressive	11,491	1.19%
Balanced	—	1.15%
Global	69,795	1.07%
Spectrum	—	1.35%
Dividend	56,429	1.22%
Bond	51	0.82%
Retail Class	83,512	0.25%
Institutional Class	235,419	0.18%

*	$75,135 of investment advisory fees was contractually waived and is not subject to recoupment as noted on page 83.

Page 84	2016 Semiannual Report | June 30, 2016

Expenses were contractually reimbursed in 2013 for Muirfield, Dynamic, Aggressive, Balanced, Global, and Bond in the amounts of $49,794, $40,570, $1,137, $28,346, $42,790, and $42,868, respectively. These contractual expense reimbursements are subject to repayment by the applicable Fund before December 31, 2016, contingent upon the Fund operating below the contractual expense limitation in place at the time in which the amount was waived.

Certain Funds have entered into an agreement with the Trust’s custodian, The Huntington National Bank (“HNB”), whereby HNB receives distribution, service, and administration fees (collectively the “fees”) from the underlying security holdings of the Funds, and forwards those fees to the appropriate Funds. The Funds use the fees received to reduce the gross expenses of each Fund. The Funds may invest in security holdings in which fees are not paid. As such, the gross expenses of a Fund would not be decreased. Also, without this agreement it is likely that the Funds would not collect any fees from underlying security holdings. There were no fees received during the six months ended June 30, 2016. Therefore gross expenses were not reduced.

Certain Funds have entered into securities lending arrangements with HNB. Under the terms of the agreement, HNB is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against charges incurred by the Funds. HNB is paid a fee for administering the securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. As of June 30, 2016, the Funds (excluding Global, Infrastructure, Dividend, Bond, and Money Market) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. For the six months ended June 30, 2016, income earned through securities lending arrangements was as follows:

Amount Received to Reduce Gross Expenses
Muirfield	$23,770
Dynamic	3,906
Aggressive	6,667
Balanced	15,190
Global	24,508
Spectrum	17,368
Quantex	41,480
Infrastructure	48
Dividend	17,053

Certain Funds have entered into directed brokerage agreements with independent brokers/dealers, whereby Fund expenses are reduced. The Funds use these amounts received to reduce the gross expenses of each Fund. The Funds may invest in security holdings in which brokerage fees are not recaptured. As such, the gross expenses of a Fund would not be decreased. Also, without these agreements it is likely that the Funds would not recapture any fees from portfolio transactions. For the six months ended June 30, 2016, commissions recaptured through directed brokerage arrangements were as follows:

Amount Received to Reduce Gross Expenses
Muirfield	$677,198
Dynamic	215,632
Aggressive	132,351
Balanced	410,481
Global	118,469
Spectrum	346,699
Quantex	137,047
Dividend	57,903
Bond	176,059

2016 Semiannual Report | June 30, 2016	Page 85

The Funds have adopted a written plan pursuant to Rule 12b-1 of the Act that allows the Funds to pay fees for the sale and distribution of Fund shares and for services provided to Fund shareholders. 12b-1 fees are paid by the Funds to financial intermediaries, securities brokers, investment advisers, and other persons, including MAM and its affiliates. In addition, the Funds (other than Money Market) have adopted an administrative services plan that allows the Funds to pay financial intermediaries and other persons, including “platforms,” for providing administrative services to Fund shareholders and maintaining shareholder accounts. The annual adopted 12b-1 plan and administrative services plan maximum limitations, along with 12b-1 plan expense payments made to MAM and its affiliates for the six months ended June 30, 2016, are as follows:

	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets	Maximum Annual Administrative Services Plan Expense as a Percentage of Average Daily Net Assets	12b-1 Plan Expense Payments Made to MAM and Its Affiliates
Muirfield	0.20%	0.20%	$59,993
Quantex	0.20%	0.20%	21,601
Infrastructure	0.25%	0.20%	7,714
Dynamic	0.25%	0.20%	32,895
Aggressive	0.25%	0.20%	21,442
Balanced	0.25%	0.20%	58,962
Global	0.25%	0.20%	28,295
Spectrum	0.25%	0.20%	24,143
Dividend	0.25%	0.20%	7,697
Bond	0.25%	0.20%	49,988
Retail Class	0.20%	N/A	N/A
Institutional Class	0.03%	N/A	N/A

The Funds have adopted a Deferred Compensation Plan (the “Plan”) for the independent Trustees. Under the Plan, each eligible Trustee is permitted to defer all or a portion of the trustees fees payable by any of the Funds as an investment into any combination of Funds until a specified point of time. The investment into the Funds is recorded as an asset however an offsetting liability is also recorded for the deferred payment. Once the eligible Trustees’ deferral amounts can be distributed, a lump sum or generally equal annual installments over a period of up to ten (10) years can be made to the eligible Trustee(s). The Funds may terminate this Plan at any time.

Certain trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo.

During the six months ended June 30, 2016, several of the Funds invested in the Money Market Fund, an affiliate, as described in Section 2(a)(3) of the Investment Company Act of 1940. As of June 30, 2016, the 7-day yield of the Institutional Class was 0.37%. The purchases/sales amounts in the following table are presented on a gross basis, while the statement of changes in net assets shows subscriptions and redemptions into and out of the Institutional Class on a net basis. A summary of the Funds’ investments in this affiliate during the period is noted below:

	12/31/15 Fair Value	Purchases	Sales	6/30/16 Cost	Income	6/30/16 Fair Value
Muirfield Fund	$78,421,816	$136,854,617	$(138,363,390)	$76,913,043	$117,348	$76,913,043
Dynamic Growth Fund	2,831,104	49,270,836	(37,381,988)	14,719,952	10,143	14,719,952
Aggressive Growth Fund	1,426,139	35,222,466	(27,580,085)	9,068,520	8,332	9,068,520
Balanced Fund	34,709,544	96,401,781	(83,743,223)	47,368,102	63,809	47,368,102
Global Opportunities Fund	15,476,825	28,578,685	(38,362,445)	5,693,065	6,215	5,693,065
Spectrum Fund	20,818,164	33,651,362	(44,691,468)	9,778,058	29,583	9,778,058
Quantex Fund	593,012	12,327,904	(10,682,261)	2,238,655	3,436	2,238,655
Miller/Howard Infrastructure Fund	4,589	5,389,113	(5,119,412)	274,290	484	274,290
Dividend Opportunities Fund	1,138,794	9,852,985	(8,104,009)	2,887,770	2,276	2,887,770
Total Return Bond Fund	10,140,525	83,260,455	(85,176,264)	8,224,716	9,816	8,224,716

Page 86	2016 Semiannual Report | June 30, 2016

5.    Federal Tax Information

The tax characteristics of dividends paid by the Funds during the period ended December 31, 2015 were as follows:

	Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Tax Return of Capital	Total Dividends Paid*
Muirfield Fund	$1,202,283	$3,939,196	$5,238,660	$—	$10,380,139
Dynamic Growth Fund	713,959	941,174	2,322,009	—	3,977,142
Aggressive Growth Fund	226,931	1,170,375	1,621,873	—	3,019,179
Balanced Fund	1,916,823	751,208	721,302	—	3,389,333
Global Opportunities Fund	502,535	—	2,772,417	—	3,274,952
Spectrum Fund	—	1,136,709	392,347	229,488	1,758,544
Quantex Fund	350,309	2,941,019	5,841,122	—	9,132,450
Miller/Howard Infrastructure Fund	354,632	—	5,682,559	—	6,037,191
Dividend Opportunities Fund	401,235	—	—	—	401,235
Total Return Bond Fund	5,089,086	—	—	—	5,089,086
Money Market Fund	204,416	—	—	—	204,416

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2014 were as follows:

	Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Tax Return of Capital	Total Dividends Paid*
Muirfield Fund	$434,212	$18,050,608	$7,674,117	$—	$26,158,937
Dynamic Growth Fund	471,226	11,967,242	7,366,297	—	19,804,765
Aggressive Growth Fund	—	7,408,648	5,427,099	—	12,835,747
Balanced Fund	1,243,731	8,971,878	4,576,191	—	14,791,800
Global Opportunities Fund	541,908	7,088,245	6,833,948	—	14,464,101
Quantex Fund	188,716	964,549	3,779,934	—	4,933,199
Miller/Howard Infrastructure Fund	948,157	218,193	3,458,342	—	4,624,692
Total Return Bond Fund	3,858,882	—	—	—	3,858,882
Money Market Fund	105,566	—	—	—	105,566

As of December 31, 2015, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gains and (Losses)	Unrealized Appreciation/ (Depreciation)**	Total Accumulated Earnings/(Deficit)
Muirfield Fund	$—	$(9,598,759)	$2,345,338	$(7,253,421)
Dynamic Growth Fund	—	(110,867)	253,751	142,884
Aggressive Growth Fund	—	(631,460)	(250,198)	(881,658)
Balanced Fund	—	(3,908,681)	(2,971,059)	(6,879,740)
Global Opportunities Fund	—	(3,978,953)	(3,406,398)	(7,385,351)
Spectrum Fund	—	(1,198,916)	(801,394)	(2,000,310)
Quantex Fund	—	257,088	(3,363,551)	(3,106,463)
Miller/Howard Infrastructure Fund	—	47,053	(2,481,655)	(2,434,602)
Dividend Opportunities Fund	—	(1,853,475)	(1,284,094)	(3,137,569)
Total Return Bond Fund	10	(9,946,117)	(5,442,774)	(15,388,881)
Money Market Fund	—	—	—	—

*	Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

**

The differences between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

2016 Semiannual Report | June 30, 2016	Page 87

The following Funds elected to defer the following amounts of post-October losses:

Post-October Loss Deferral
Muirfield Fund	$5,691,829
Dynamic Growth Fund	680,941
Aggressive Growth Fund	639,757
Balanced Fund	3,503,804
Global Opportunities Fund	2,714,212
Spectrum Fund	1,198,916
Quantex Fund	443,506
Miller/Howard Infrastructure Fund	208,787
Dividend Opportunities Fund	770,090
Total Return Bond Fund	5,308,736

For federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 2015, which are not subject to expiration and are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Amount	Tax Character
Muirfield Fund	$3,906,930	Short-term
Balanced Fund	404,877	Short-term
Global Opportunities Fund	1,264,741	Short-term
Dividend Opportunities Fund	1,028,577	Short-term
Dividend Opportunities Fund	54,808	Long-term
Total Return Bond Fund	4,172,114	Short-term
Total Return Bond Fund	465,267	Long-term

6.    Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2016, account holders that held more than 25% of the voting securities of the Funds and may be deemed to control the Funds are as follows:

	Name of Account Holder	Percent of Voting Securities
Dynamic Growth Fund	Nationwide Trust Company, FSB and certain affiliates held for the benefit of others	26%
Aggressive Growth Fund	Nationwide Trust Company, FSB and certain affiliates held for the benefit of others	33%
Balanced Fund	National Financial Services Corp. and certain affiliates held for the benefit of others	34%
Global Opportunities Fund	Nationwide Trust Company, FSB and certain affiliates held for the benefit of others	66%
Spectrum Fund	National Financial Services Corp. and certain affiliates held for the benefit of others	30%
Dividend Opportunities Fund	Nationwide Trust Company, FSB and certain affiliates held for the benefit of others	27%
Total Return Bond Fund	National Financial Services Corp. and certain affiliates held for the benefit of others	35%
Money Market Fund – Institutional Class	Carey & Co. held for the benefit of others *	99%

*

The Funds, with the exception of Money Market, own shares of the Institutional Class. Carey & Co. holds these shares on behalf of the Funds. These accounts are considered to be affiliated to Money Market.

7.    Subsequent Events

Miller/Howard Investments, Inc. has resigned as the sub-adviser to the Meeder Miller/Howard Infrastructure Fund effective September 15, 2016. MAM will assume day to day investment decisions on September 16, 2016. Additionally, the name will change to the Meeder Infrastructure Fund on September 16, 2016.

Page 88	2016 Semiannual Report | June 30, 2016

Trustees and Officers (unaudited)

Certain trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo. The Trustees oversee the management of the Trust and elect its officers. The officers are responsible for the Funds’ day-to-day operations. The Trustees’ and officers’ names, addresses, years of birth, positions held with the Trust, and length of service with the Meeder Funds are listed below. Also included is each Board member’s principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Those Trustees who are “interested persons”, as defined in the 1940 Act, by virtue of their affiliation with the Trust, are indicated by an asterisk (*). On June 7, 2016, Jack W. Nicklaus resigned as independent trustee to the Trust.

Name, Address[1], and Year of Birth	Year First Elected a Trustee or Officer of the Trust	Position and Number of Funds Overseen[2]	Principal Occupation During Past Five Years and Other Directorships Held
Robert S. Meeder, Jr.* Year of Birth: 1961	1992	Trustee and President	President of Meeder Asset Management, Inc.
Stuart M. Allen** Year of Birth: 1961	2006	Trustee	President of Gardiner Allen DeRoberts Insurance LLC, an insurance agency; Chairman of the Trust’s Audit Committee.
Anthony D’Angelo** Year of Birth: 1959	2006	Trustee

General Manager, WSYX ABC 6 /WTTE-TV Fox 28 /WWHO television stations, Columbus, Ohio, operated by Sinclair Broadcast Group (2014 – present); Director of Sales (2004 – 2014); Lead Trustee of the Trust.

Dale W. Smith Year of Birth: 1959	2006	Vice President	Chief Financial Officer of Meeder Asset Management, Inc. (2005 – present).
Susan E. Meeder Year of Birth: 1963	2014	Vice President	Chief Operating Officer of Meeder Asset Management, Inc. (2009 – present).
Timothy N. McCabe Year of Birth: 1976	2015	Chief Legal Officer

Chief Legal Officer, Meeder Asset Management, Inc. (2015 – present); Senior Counsel & Regulatory Officer, Ohio Treasurer of State (2013 – 2015); Vice President, Managing Counsel of Pershing LLC, a BNY Mellon Company (2011 – 2013).

Mary “Maggie” Bull Year of Birth: 1966	2011	Chief Compliance Officer	Chief Compliance Officer, Legal Counsel and Anti-Money Laundering Officer of the Funds (2011 – present).
Bruce E. McKibben Year of Birth: 1969	2002	Treasurer	Director of Fund Accounting of Mutual Funds Service Co., the Trust’s transfer agent (1997 – present).
Ruth A. Kirkpatrick Year of Birth: 1951	2009	Secretary	Senior Legal Specialist of Meeder Asset Management, Inc.

[1]	The address of each Trustee is 6125 Memorial Drive, Dublin, OH 43017.

[2]	Each Trustee serves for an indefinite term, until his or her resignation, death, or removal. Each Trustee oversees all eleven Funds in the Trust.

*	Robert S. Meeder, Jr. is deemed an “interested person” of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Trust.

**	Each independent Trustee is a member of the Trust’s Audit Committee, Compensation Committee, and Nominating Committee.

The Statement of Additional Information includes additional information about each Trustee and is available without charge. To obtain a copy of the Statement of Additional Information, please contact your financial representative or call toll free 1-800-325-3539.

Other Information

The Funds file their complete schedules of portfolios holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. In addition, Money Market Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Funds’ Forms N-Q and N-MFP are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ schedules of positions are also available on the Funds’ website at www.meederfunds.com.

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities, and information regarding how the Funds voted these proxies for the 12-month period ended June 30, 2016, is available on the SEC’s website at http://www/sec.gov, or, without charge, upon request by calling toll-free 1-800-325-3539.

2016 Semiannual Report | June 30, 2016	Page 89

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Manager and Investment Advisor

Meeder Asset Management, Inc.
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

Subadvisor/Miller/Howard Infrastructure Fund

Miller/Howard Investments, Inc.
141 Upper Byrdcliffe Road, P.O. Box 549
Woodstock, New York 12498

Board of Trustees

Stuart Allen
Anthony D’Angelo
Robert S. Meeder

Custodian

The Huntington National Bank
Columbus, Ohio 43215

Transfer Agent & Dividend Disbursing Agent

Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, Ohio 44115

6125 Memorial Drive Dublin, Ohio 43017

Meeder Funds Semiannual Report

June 30, 2016

Mutual funds can be a quick, efficient, cost-effective way to achieve investment diversification. The investment options available through Meeder Funds are suitable for a wide range of investors, from the conservative-minded to the growth-oriented, to help investors achieve their individual financial goals.

We provide professional management, ongoing supervision of clients’ holdings, automatic diversification and e-Delivery of statements and fund mailings: all important elements of a well-rounded investment plan.

No matter what your objectives may be, Meeder Funds can help you make the most of your personal investment plan and help you achieve your individual financial goals.

Managed by Meeder Asset Management, Inc.
 6125 Memorial Drive, Dublin, Ohio 43017

Toll Free: 800-325-3539
Local: 614-760-2159
Fax: 614-766-6669

www.meederfunds.com
meederfunds@meederinvestment.com

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function. There were no amendments made to, or waivers granted from, the code of ethics during the fiscal year.

Item 3. Audit Committee Financial Expert.

Currently, the Meeder Funds (the “Funds”) do not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b) of Item 3 of Form N-CSR. However, the Board of Trustees believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board of Trustees believes that the members are qualified to evaluate the Funds’ financial statements, supervise the Funds’ preparation of its financial statements, and oversee the work of the Funds’ independent auditors. The Board of Trustees also believes that, although no single Audit Committee member possesses all of the attributes required to be an “audit committee financial expert”, the Audit Committee members collectively as a group possess the attributes required to be an “audit committee financial expert.”

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2016	2015
Audit Fees	$105,750	$85,000
Audit-Related Fees	300	300
Tax Fees	38,500	31,500
All Other Fees	1,650	1,975

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements, including, but not limited to, mileage, lodging, and meals. Tax fees include amounts related to tax compliance, tax planning, and tax advice, including the review and preparation of the Funds’ income tax returns, the review and preparation of the Funds’ excise tax returns, the review of supporting schedules and documentation provided by management, the review and recalculation of the Funds’ estimated distribution calculations, and the review of wash sales for reasonableness. All other fees include amounts related to the registrant’s annual filing of Form N1A.

(e)(1) A purpose of the Audit Committee is to approve the engagement of the registrant’s independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant’s investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2) 0% of services included in (b) – (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $23,750 and $36,700 respectively.

(h) The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350. Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 6, 2016

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	September 6, 2016